UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-21944
                                                    -----------

                      First Trust Exchange-Traded Fund II
             -----------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
             -----------------------------------------------------
                    (Address of principal executive offices)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
             -----------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 765-8000
                                                           ---------------

                     Date of fiscal year end: September 30
                                              ------------

                    Date of reporting period: March 31, 2018
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


FIRST TRUST

First Trust Exchange-Traded Fund II
---------------------------------------------------------------------


First Trust STOXX(R) European Select Dividend Index Fund (FDD)
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR) First Trust Dow Jones Global Select Dividend Index Fund (FGD)
First Trust Global Wind Energy ETF (FAN)
First Trust Global Engineering and Construction ETF (FLM)
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund (GRID) First Trust Indxx Global Natural Resources Income ETF (FTRI)
First Trust Indxx Global Agriculture ETF (FTAG)
First Trust BICK Index Fund (BICK)
First Trust Nasdaq Smartphone Index Fund (FONE)
First Trust NASDAQ Global Auto Index Fund (CARZ)
First Trust Cloud Computing ETF (SKYY) First Trust International IPO ETF (FPXI) First Trust Nasdaq Cybersecurity ETF (CIBR)


----------------------
  Semi-Annual Report
    March 31, 2018
----------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
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                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2018

Shareholder Letter .......................................................................     2
Market Overview ..........................................................................     3
Fund Performance Overview
      First Trust STOXX(R) European Select Dividend Index Fund (FDD) .....................     4
      First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR) ........     6
      First Trust Dow Jones Global Select Dividend Index Fund (FGD) ......................     8
      First Trust Global Wind Energy ETF (FAN) ...........................................    10
      First Trust Global Engineering and Construction ETF (FLM) ..........................    12
      First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund (GRID) ....    14
      First Trust Indxx Global Natural Resources Income ETF (FTRI) .......................    16
      First Trust Indxx Global Agriculture ETF (FTAG) ....................................    18
      First Trust BICK Index Fund (BICK) .................................................    20
      First Trust Nasdaq Smartphone Index Fund (FONE) ....................................    22
      First Trust NASDAQ Global Auto Index Fund (CARZ) ...................................    24
      First Trust Cloud Computing ETF (SKYY) .............................................    26
      First Trust International IPO ETF (FPXI) ...........................................    28
      First Trust Nasdaq Cybersecurity ETF (CIBR) ........................................    30
Notes to Fund Performance Overview .......................................................    32
Understanding Your Fund Expenses .........................................................    33
Portfolio of Investments
      First Trust STOXX(R) European Select Dividend Index Fund (FDD) .....................    35
      First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR) ........    37
      First Trust Dow Jones Global Select Dividend Index Fund (FGD) ......................    43
      First Trust Global Wind Energy ETF (FAN) ...........................................    46
      First Trust Global Engineering and Construction ETF (FLM) ..........................    49
      First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund (GRID) ....    53
      First Trust Indxx Global Natural Resources Income ETF (FTRI) .......................    56
      First Trust Indxx Global Agriculture ETF (FTAG) ....................................    60
      First Trust BICK Index Fund (BICK) .................................................    62
      First Trust Nasdaq Smartphone Index Fund (FONE) ....................................    64
      First Trust NASDAQ Global Auto Index Fund (CARZ) ...................................    67
      First Trust Cloud Computing ETF (SKYY) .............................................    70
      First Trust International IPO ETF (FPXI) ...........................................    72
      First Trust Nasdaq Cybersecurity ETF (CIBR) ........................................    74
Statements of Assets and Liabilities .....................................................    76
Statements of Operations .................................................................    80
Statements of Changes in Net Assets ......................................................    84
Financial Highlights .....................................................................    92
Notes to Financial Statements ............................................................    99
Additional Information ...................................................................   110

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--------------------------------------------------------------------------------

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund II (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund's portfolio and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

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SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 MARCH 31, 2018

Dear Shareholders,

First Trust is pleased to provide you with the semi-annual report for the First Trust Exchange-Traded Fund II, which contains detailed information about your investment for the period ended March 31, 2018, including a market overview and a performance analysis for the period. We encourage you to read this report carefully and discuss it with your financial advisor.

As you are no doubt aware, 2017 was a very strong year for both the U.S. and global markets. The three major U.S. indices - the S&P 500(R) Index, the Dow Jones Industrial Average and the Nasdaq Composite - posted their best performance since 2013. And there was more good news for Wall Street as the year ended and analysts collected stock market data:

      o The S&P 500(R) Index did something it had never previously done, finishing 2017 with 12 months of gains;

      o The Dow Jones Industrial Average achieved a milestone as well, closing above 24,000 for the first time ever on November 30;

      o The Nasdaq Composite set a record by having 11 months of gains in 2017 (June was the only down month, and by just 0.86%); and

      o The MSCI AC World Index (containing constituents from 47 countries) ended 2017 at an all-time high and was up 22% at year-end.

As 2017 ended, President Trump signed the "Tax Cuts and Jobs Act of 2017" tax reform bill. As 2018 began, there was much enthusiasm for this tax reform package and the potential increase in take-home pay for many Americans, as well as the reduction in the federal corporate tax rate from 35% to 21%. Early in the year, many investors were also watching the Federal Reserve (the "Fed") and its signaled intent to continue raising interest rates at a gradual pace. Based on strong job growth and the economic outlook in the U.S., the Fed did, in fact, raise interest rates on March 21, 2018.

At First Trust, we continue to be optimistic about the U.S. economy. The S&P 500(R) Index was off to a strong start in 2018 returning over 7.5% from January 2 to January 26. February, however, was a different story. Early in the month, the Dow Jones Industrial Average plunged 567 points and sank into "correction" territory (defined as a drop of 10% from the index's high) and in just two weeks, was down more than 3,200 points. However, as February came to a close, the Dow Jones Industrial Average was back on track and up from the lows experienced earlier in the month. The first quarter of 2018 was marked with increased volatility in both our markets as well as in world news.

This market volatility is why we believe that one should invest for the long term and be prepared for market movements, which can happen at any time. This can be accomplished by keeping current on your portfolio and investing goals by speaking regularly with your investment professional. It's important to keep in mind that past performance of the U.S. and global stock markets or investment products can never guarantee future results. As we've said before, markets go up and they also go down, but savvy investors are prepared for either through careful attention to their portfolios and investment goals.

Thank you for giving First Trust the opportunity to be a part of your financial plan. We value our relationship with you and will report on your investment again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

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MARKET OVERVIEW
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2018

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has over 25 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service and Registered Rep.

STATE OF THE GLOBAL ECONOMY

In its latest forecast, the International Monetary Fund ("IMF") sees global real gross domestic product ("GDP") rising from 3.2% in 2017 to 3.9% in both 2018 and 2019, according to its own release. Global economic growth has been rebounding since it bottomed out at 3.2% in 2016. U.S. real GDP growth is expected to increase from 2.3% in 2017 to 2.9% in 2018, but then dip to 2.7% in 2019, according to the IMF. We believe the key takeaway from these growth targets is that, in our opinion, there does not appear to be a recession on the horizon at this time.

Global mergers and acquisitions ("M&A") deal volume surpassed the $1 trillion mark in the third week of March 2018, the shortest amount of time it has ever taken to reach that mark at the start of a calendar year, according to the Financial Times. Data from Dealogic shows that M&A activity is up more than 50% from a year ago and 12% higher than at the same point in 2007, which went on to set the all-time high for M&A deal volume at $4.6 trillion. Strong M&A activity is another sign that the current global economic expansion is on solid footing, in our opinion.

The passage of the "Tax Cuts and Jobs Act of 2017" on December 22, 2017, may have been the biggest news story over the past six months, in our opinion. One of the end goals of reducing the U.S. federal tax rates on corporations, from 35% to 21%, as well as reducing the rate for individuals, was to boost economic growth. In the current recovery, which commenced in July 2009, the real U.S. GDP growth rate has averaged just 2.2% through December 31, 2017, according to data from the Bureau of Economic Analysis. A sustainable real GDP growth rate at or above the 3.0% mark would reflect that the tax cuts are working. We believe that an acceleration in economic growth in the U.S. beyond what the IMF is projecting could provide an added tailwind to global growth as well.

GLOBAL EQUITIES MARKETS

ETFGI, an industry research group, reported that total assets invested in exchange-traded funds ("ETFs") and other exchange-traded products ("ETPs") listed globally stood at $4.919 trillion on March 31, 2018, up 10.04% from $4.470 trillion on September 30, 2017, according to its own release. Total assets invested in U.S. ETFs and ETPs stood at $3.441 trillion on March 31, 2018, up 8.69% from $3.166 trillion on September 30, 2017. Data released in February 2018 by the Investment Company Institute indicated that equity-based ETFs accounted for nearly 82% of all U.S. ETF assets.

Over the past six months, three of the major global stock indices posted positive returns. For the six-month period ended March 31, 2018, the S&P 500(R), the MSCI World (ex U.S.), and the MSCI Emerging Markets indices posted total returns of 5.84%, 1.95% (USD) and 8.81% (USD), respectively, according to Bloomberg. The U.S. dollar declined 3.15% against a basket of major currencies, as measured by the U.S. Dollar Index (DXY).

Estimates for corporate earnings in 2018 and 2019 are encouraging, particularly with respect to the estimate for the S&P 500(R) Index in 2018, thanks to the passage of the tax reform bill in December 2017, in our opinion. The 2018 consensus estimated earnings growth rates for the S&P 500(R), the MSCI World (ex U.S.) and the MSCI Emerging Markets indices were 16.35%, 11.20% and 14.52%, respectively, as of March 31, 2018, according to Bloomberg. The 2019 consensus estimated earnings growth rates were 10.53%, 6.60% and 11.25%, respectively, as of March 31, 2018, according to Bloomberg. We believe that corporate earnings drive the direction of stock prices over time.

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FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)

First Trust STOXX(R) European Select Dividend Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the STOXX(R) Europe Select Dividend 30 Index (the "STOXX Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FDD." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks or in depositary receipts representing securities in the STOXX Index.

The STOXX Index consists of 30 high dividend-yielding securities selected from the STOXX(R) Europe 600 Index, including secondary lines of those companies (where there are multiple lines of equity capital in a company), which covers 18 European countries: Austria, Belgium, Czech Republic, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. In addition, a company must have a non-negative five-year dividend-per-share growth rate and a dividend-to-earnings ratio of 60% or less. The STOXX Index is compiled and maintained by STOXX Limited.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                       AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                              6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                               Ended       Ended      Ended      Ended      (8/27/07)      Ended      Ended      (8/27/07)
                              3/31/18     3/31/18    3/31/18    3/31/18     to 3/31/18    3/31/18    3/31/18     to 3/31/18
FUND PERFORMANCE
 NAV                           2.50%      16.11%      7.53%      -1.75%       -2.79%      43.73%     -16.19%      -25.91%
 Market Price                  2.28%      15.63%      7.38%      -1.85%       -2.80%      42.80%     -17.04%      -26.01%

INDEX PERFORMANCE
 STOXX(R) Europe Select
   Dividend 30 Index           2.62%      16.26%      7.88%      -1.49%       -2.35%      46.14%     -13.97%      -22.24%
 STOXX(R) Europe 600 Index     0.28%      14.81%      6.75%       2.36%        1.90%      38.64%      26.27%       22.10%
MSCI Europe Index              0.18%      14.49%      6.37%       2.06%        1.62%      36.18%      22.59%       18.60%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

-----------------------------
STOXX(R) and the STOXX(R) Europe Select Dividend 30 Index are trademarks of STOXX Limited, Zurich, Switzerland ("STOXX") and have been licensed for use for certain purposes by First Trust. The Fund, based on the STOXX(R) Europe Select Dividend 30 Index, is not sponsored, endorsed, sold or promoted by STOXX and STOXX makes no representation regarding the advisability of trading in such product.

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                   30.88%
Utilities                                    23.95
Real Estate                                  12.47
Energy                                       10.67
Health Care                                   8.70
Industrials                                   5.18
Telecommunication Services                    5.12
Consumer Staples                              3.03
                                            -------
     Total                                  100.00%
                                            =======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
SSE PLC                                       6.32%
GlaxoSmithKline PLC                           5.15
National Grid PLC                             5.00
United Utilities Group PLC                    4.93
Royal Dutch Shell PLC, Class B                4.82
EDP-Energias de Portugal S.A.                 4.42
Intesa Sanpaolo S.p.A.                        3.79
AstraZeneca PLC                               3.55
Swiss Prime Site AG                           3.38
Fortum OYJ                                    3.27
                                            -------
     Total                                   44.63%
                                            =======

                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                  SEPTEMBER 30, 2007 - MARCH 31, 2018

           First Trust STOXX(R) European     STOXX(R) Europe Select     STOXX(R) Europe     MSCI Europe
           Select Dividend Index Fund        Dividend 30 Index          600 Index           Index
           -----------------------------     ----------------------     ---------------     -----------
9/30/07    $10,000                           $10,000                    $10,000             $10,000
3/31/08      8,841                             9,039                      9,670               9,675
9/30/08      5,388                             5,376                      6,904               6,908
3/31/09      3,201                             3,263                      4,836               4,846
9/30/09      5,020                             5,120                      7,046               7,016
3/31/10      4,896                             5,026                      7,155               7,113
9/30/10      4,972                             5,116                      7,246               7,201
3/31/11      5,504                             5,673                      8,071               8,011
9/30/11      4,639                             4,813                      6,389               6,351
3/31/12      4,990                             5,148                      7,463               7,407
9/30/12      4,998                             5,162                      7,520               7,450
3/31/13      4,994                             5,165                      8,292               8,188
9/30/13      5,662                             5,875                      9,417               9,255
3/31/14      6,334                             6,582                     10,420              10,194
9/30/14      6,153                             6,404                      9,977               9,793
3/31/15      6,048                             6,314                      9,913               9,690
9/30/15      5,667                             5,899                      9,172               8,879
3/31/16      5,821                             6,092                      9,175               8,872
9/30/16      5,887                             6,159                      9,374               9,100
3/31/17      6,181                             6,492                     10,015               9,738
9/30/17      7,002                             7,355                     11,466              11,130
3/31/18      7,177                             7,548                     11,498              11,150


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2018

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2012 through March 31, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/1/12 - 9/30/13        103        130          5          0            12          0          0          0
10/1/13 - 9/30/14        150         81          3          0            16          1          0          1
10/1/14 - 9/30/15        145         32          2          0            63         10          0          0
10/1/15 - 9/30/16        158         27          2          0            54         12          0          0
10/1/16 - 9/30/17        181         30          0          0            38          2          0          0
10/1/17 - 3/31/18         86          4          0          0            32          2          0          0

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the FTSE EPRA/NAREIT Developed Index (the "FTSE Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FFR." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks or in depositary receipts representing securities in the FTSE Index.

The FTSE Index is compiled and maintained by FTSE International Limited. The FTSE Index is modified market cap weighted based on free float market capitalization and tracks the performance of listed real estate companies or real estate investment trusts ("REITs") in the FTSE EPRA/NAREIT North America Series, the FTSE EPRA/NAREIT Europe Series and the FTSE EPRA/NAREIT Asia Series.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                       AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                              6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                               Ended       Ended      Ended      Ended      (8/27/07)      Ended      Ended      (8/27/07)
                              3/31/18     3/31/18    3/31/18    3/31/18     to 3/31/18    3/31/18    3/31/18     to 3/31/18
FUND PERFORMANCE
 NAV                           -0.90%      3.52%      4.14%      3.38%        2.17%       22.50%      39.37%       25.59%
 Market Price                  -1.18%      3.29%      4.11%      3.27%        2.16%       22.33%      37.93%       25.37%

INDEX PERFORMANCE
 FTSE EPRA/NAREIT
   Developed Index             -0.72%      4.15%      4.94%      4.23%        3.02%       27.24%      51.27%       37.01%
 S&P Global REIT Index         -2.99%     -0.25%      4.12%      3.76%        2.64%       22.39%      44.64%       31.81%
 MSCI World REIT Index         -1.89%      1.52%      4.82%      3.52%        2.36%       26.54%      41.34%       28.07%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

-----------------------------
The FTSE EPRA/NAREIT Developed Index is calculated by FTSE International Limited ("FTSE"). FTSE does not sponsor, endorse or promote the First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund. All copyright in the index values and constituent list vests in FTSE and/or its licensors. First Trust and the Fund have obtained full license from FTSE to use such copyright in the creation of the First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund. "FTSE(R)", "FT-SE(R)" and "Footsie(R)" are trademarks jointly owned by the London Stock Exchange Plc and the Financial Times Limited and are used by FTSE under license. "NAREIT(R)" is the trademark of the National Association of Real Estate Investment Trusts and "EPRA(R)" is the trademark of the European Public Real Estate Association and are used by FTSE under license.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Real Estate                                  99.72%
Health Care                                   0.18
Consumer Discretionary                        0.10
                                            -------
     Total                                  100.00%
                                            =======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Simon Property Group, Inc.                    3.39%
Prologis, Inc.                                2.34
Public Storage                                2.09
Vonovia SE                                    1.70
Mitsui Fudosan Co., Ltd.                      1.62
CK Asset Holdings Ltd.                        1.60
Unibail-Rodamco SE                            1.60
Sun Hung Kai Properties Ltd.                  1.60
AvalonBay Communities, Inc.                   1.60
Equity Residential                            1.55
                                            -------
     Total                                   19.09%
                                            =======

                            PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                SEPTEMBER 30, 2007 - MARCH 31, 2018

           First Trust FTSE EPRA/NAREIT Developed     FTSE EPRA/NAREIT     S&P Global     MSCI World
           Markets Real Estate Index Fund             Developed Index      REIT Index     REIT Index
           --------------------------------------     ----------------     ----------     ----------
9/30/07    $10,000                                    $10,000              $10,000        $10,000
3/31/08      9,012                                      9,057                9,112          9,061
9/30/08      6,965                                      6,939                7,471          7,415
3/31/09      3,849                                      3,908                3,762          3,678
9/30/09      6,082                                      6,214                6,018          5,712
3/31/10      6,570                                      6,744                6,602          6,174
9/30/10      7,145                                      7,358                7,190          6,686
3/31/11      7,779                                      8,048                8,087          7,609
9/30/11      6,561                                      6,852                7,070          6,697
3/31/12      7,969                                      8,305                8,553          8,073
9/30/12      8,544                                      8,948                9,106          8,679
3/31/13      9,592                                     10,070               10,179          9,499
9/30/13      9,400                                      9,928                9,715          9,041
3/31/14      9,690                                     10,276               10,294          9,504
9/30/14      9,951                                     10,594               10,658          9,954
3/31/15     11,158                                     11,927               12,114         11,225
9/30/15     10,246                                     10,973               11,096         10,452
3/31/16     11,215                                     12,078               12,445         11,810
9/30/16     11,777                                     12,712               12,973         12,282
3/31/17     11,349                                     12,303               12,488         11,842
9/30/17     11,855                                     12,906               12,841         12,253
3/31/18     11,748                                     12,813               12,457         12,021


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2018

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2012 through March 31, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/1/12 - 9/30/13        162         30          0          0            55          1          2          0
10/1/13 - 9/30/14        158         21          0          0            70          3          0          0
10/1/14 - 9/30/15         67         14          0          0           127         44          0          0
10/1/15 - 9/30/16         35          0          0          0           184         33          1          0
10/1/16 - 9/30/17        144          4          0          0           102          1          0          0
10/1/17 - 3/31/18         22          0          0          0            98          4          0          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

First Trust Dow Jones Global Select Dividend Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dow Jones Global Select Dividend Index(SM) (the "Select Dividend Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FGD." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks or in depositary receipts representing securities in the Select Dividend Index.

The Select Dividend Index is an indicated annual dividend yield weighted index of 100 stocks selected from the developed-market portion of the Dow Jones World Index(SM). Indicated annual dividend yield is a stock's unadjusted indicated annual dividend (not including any special dividends) divided by its unadjusted price.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                       AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                              6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                               Ended       Ended      Ended      Ended      (11/21/07)     Ended      Ended      (11/21/07)
                              3/31/18     3/31/18    3/31/18    3/31/18     to 3/31/18    3/31/18    3/31/18     to 3/31/18
FUND PERFORMANCE
 NAV                           0.92%       9.12%      5.74%      4.09%        3.26%       32.17%      49.24%       39.46%
 Market Price                  0.41%       8.81%      5.66%      4.02%        3.23%       31.68%      48.35%       39.02%

INDEX PERFORMANCE
 Dow Jones Global Select
   Dividend Index(SM)          0.69%       8.86%      5.83%      4.16%        3.39%       32.73%      50.31%       41.24%
 Dow Jones World Developed
   Markets Index(SM)           4.56%      14.39%     10.12%      6.48%        5.60%       61.96%      87.44%       75.83%
 MSCI World Index              4.09%      13.52%      9.69%      5.89%        5.03%       58.78%      77.27%       66.24%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

-----------------------------
Dow Jones and Dow Jones Global Select Dividend Index(SM) are trademarks of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by First Trust and the Fund. The Fund, based on the Dow Jones Global Select Dividend Index(SM), is not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                   35.96%
Consumer Discretionary                       16.92
Telecommunication Services                   14.67
Utilities                                    10.78
Energy                                        6.42
Industrials                                   5.34
Consumer Staples                              3.09
Information Technology                        2.88
Materials                                     2.35
Health Care                                   0.89
Real Estate                                   0.70
                                            -------
     Total                                  100.00%
                                            =======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
CenturyLink, Inc.                             2.09%
Galliford Try PLC                             1.90
GameStop Corp., Class A                       1.43
Guess?, Inc.                                  1.39
EDP-Energias de Portugal S.A.                 1.39
Spark New Zealand Ltd.                        1.36
Engie S.A.                                    1.31
PCCW Ltd.                                     1.25
Nordea Bank AB                                1.24
Fortescue Metals Group Ltd.                   1.21
                                            -------
     Total                                   14.57%
                                            =======

                                   PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                       NOVEMBER 21, 2007 - MARCH 31, 2018

           First Trust Dow Jones Global      Dow Jones Global Select     Dow Jones World Developed     MSCI World
           Select Dividend Index Fund        Dividend Index(SM)          Markets Index(SM)             Index
           ----------------------------      -----------------------     -------------------------     ----------
11/21/07   $10,000                           $10,000                     $10,000                       $10,000
3/31/08      9,345                             9,397                       9,379                         9,378
9/30/08      7,028                             6,951                       7,816                         7,815
3/31/09      4,375                             4,397                       5,416                         5,385
9/30/09      7,857                             7,903                       7,765                         7,636
3/31/10      8,160                             8,231                       8,381                         8,204
9/30/10      8,669                             8,742                       8,372                         8,152
3/31/11      9,654                             9,748                       9,611                         9,308
9/30/11      8,533                             8,669                       8,023                         7,798
3/31/12      9,652                             9,719                       9,642                         9,360
9/30/12     10,033                            10,121                       9,761                         9,482
3/31/13     10,553                            10,640                      10,854                        10,470
9/30/13     11,477                            11,491                      11,854                        11,398
3/31/14     12,619                            12,761                      12,996                        12,465
9/30/14     12,459                            12,594                      13,274                        12,788
3/31/15     12,094                            12,236                      13,781                        13,216
9/30/15     10,651                            10,725                      12,658                        12,138
3/31/16     11,328                            11,482                      13,331                        12,761
9/30/16     12,107                            12,228                      14,171                        13,516
3/31/17     12,780                            12,974                      15,368                        14,645
9/30/17     13,819                            14,027                      16,813                        15,972
3/31/18     13,946                            14,124                      17,580                        16,625


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2018

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2012 through March 31, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/1/12 - 9/30/13        195         23          0          0            32          0          0          0
10/1/13 - 9/30/14        219         16          0          0            17          0          0          0
10/1/14 - 9/30/15        105          3          0          0           136          8          0          0
10/1/15 - 9/30/16         65          2          0          0           176         10          0          0
10/1/16 - 9/30/17        184          3          0          0            62          2          0          0
10/1/17 - 3/31/18         98          1          0          0            24          1          0          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST GLOBAL WIND ENERGY ETF (FAN)

First Trust Global Wind Energy ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE Clean Edge Global Wind Energy(TM) Index (the "ISE Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FAN." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks or in depositary receipts representing securities in the ISE Index.

The ISE Index was developed and is owned by the International Securities Exchange, LLC ("ISE"). ISE has contracted with Standard & Poor's Dow Jones Indices to calculate and maintain the ISE Index. The ISE Index provides a benchmark for investors interested in tracking public companies throughout the world that are active in the wind energy industry based on analysis of the products and services offered by those companies.

---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                          AVERAGE ANNUAL             CUMULATIVE
                                                                           TOTAL RETURNS            TOTAL RETURNS
                                                6 Months    1 Year     5 Years    Inception     5 Years    Inception
                                                 Ended       Ended      Ended     (6/16/08)      Ended     (6/16/08)
                                                3/31/18     3/31/18    3/31/18    to 3/31/18    3/31/18    to 3/31/18
FUND PERFORMANCE
 NAV                                             1.82%       8.91%     14.87%       -6.05%      100.03%     -45.74%
 Market Price                                    1.44%       8.88%     15.03%       -6.04%      101.43%     -45.63%

INDEX PERFORMANCE
 ISE Clean Edge Global Wind Energy(TM) Index     1.66%       8.80%     15.73%       -5.32%      107.56%     -41.46%
 Russell 3000(R) Index                           5.65%      13.81%     13.03%        9.34%       84.50%     139.71%
 MSCI World Index                                4.09%      13.52%      9.69%        5.72%       58.78%      72.32%
---------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

----------------------------
"International Securities Exchange(R)", "ISE(R)" and "ISE Clean Edge Global Wind Energy(TM) Index" are trademarks of the International Securities Exchange, LLC ("Licensor") and have been licensed for use for certain purposes by First Trust. The Fund, based on the ISE Clean Edge Global Wind Energy(TM) Index, is not sponsored, endorsed, sold or promoted by the Licensor and the Licensor makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST GLOBAL WIND ENERGY ETF (FAN) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Utilities                                    51.45%
Industrials                                  46.44
Materials                                     1.96
Energy                                        0.15
                                            -------
     Total                                  100.00%
                                            =======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
China Longyuan Power Group Corp.,
   Ltd., Class H                              9.22%
Orsted A/S                                    8.27
Siemens Gamesa Renewable Energy S.A.          7.99
Vestas Wind Systems A/S                       7.82
Boralex, Inc., Class A                        5.66
Xinjiang Goldwind Science & Technology
   Co., Ltd., Class H                         4.07
China High Speed Transmission Equipment
   Group Co., Ltd.                            3.63
Nordex SE                                     2.99
RWE AG                                        2.45
Infigen Energy                                2.42
                                            -------
     Total                                   54.52%
                                            =======

                            PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                  JUNE 16, 2008 - MARCH 31, 2018

           First Trust Global Wind         ISE Clean Edge Global     Russell 3000(R)     MSCI World
           Energy ETF                       Wind Energy(TM) Index    Index               Index
           ---------------------------     ---------------------     ---------------     ----------
6/16/08    $10,000                         $10,000                   $10,000             $10,000
9/30/08      6,370                           6,314                     8,583               8,101
3/31/09      3,502                           3,514                     5,912               5,582
9/30/09      5,462                           5,511                     8,033               7,916
3/31/10      4,574                           4,645                     9,012               8,505
9/30/10      3,544                           3,625                     8,913               8,451
3/31/11      4,061                           4,161                    10,581               9,649
9/30/11      2,818                           2,916                     8,962               8,084
3/31/12      2,735                           2,826                    11,341               9,703
9/30/12      2,363                           2,457                    11,669               9,829
3/31/13      2,712                           2,819                    12,993              10,853
9/30/13      3,701                           3,870                    14,188              11,816
3/31/14      4,311                           4,525                    15,930              12,922
9/30/14      4,152                           4,367                    16,707              13,257
3/31/15      3,996                           4,224                    17,898              13,701
9/30/15      3,846                           4,072                    16,624              12,583
3/31/16      4,357                           4,654                    17,838              13,229
9/30/16      5,016                           5,367                    19,112              14,012
3/31/17      4,981                           5,378                    21,060              15,182
9/30/17      5,327                           5,756                    22,686              16,557
3/31/18      5,424                           5,852                    23,986              17,234


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2018

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2012 through March 31, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/1/12 - 9/30/13         39         23          2          0           126         57          3          0
10/1/13 - 9/30/14        123         31          0          0            83         15          0          0
10/1/14 - 9/30/15         58          8          0          0           130         53          2          1
10/1/15 - 9/30/16        102         20          5          1            96         27          2          0
10/1/16 - 9/30/17        138         31          0          0            79          3          0          0
10/1/17 - 3/31/18         33         11          0          0            71          8          1          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST GLOBAL ENGINEERING AND CONSTRUCTION ETF (FLM)

First Trust Global Engineering and Construction ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE Global Engineering and Construction(TM) Index (the "Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FLM." The Fund will normally invest in at least 90% of its net assets (including investment borrowings) in common stocks or in depositary receipts representing securities in the Index.

The Index was developed and is owned by the International Securities Exchange, LLC ("ISE"). ISE has contracted with Standard & Poor's Dow Jones Indices to calculate and maintain the ISE Index. The Index provides a benchmark for investors interested in tracking public companies throughout the world that are active in the engineering and construction industries, based on analysis of the products and services offered by those companies.

---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                          AVERAGE ANNUAL             CUMULATIVE
                                                                           TOTAL RETURNS            TOTAL RETURNS
                                                6 Months    1 Year     5 Years    Inception     5 Years    Inception
                                                 Ended       Ended      Ended     (10/13/08)     Ended     (10/13/08)
                                                3/31/18     3/31/18    3/31/18    to 3/31/18    3/31/18    to 3/31/18
FUND PERFORMANCE
 NAV                                             0.71%      11.11%      7.55%       8.66%       43.92%      119.44%
 Market Price                                    0.32%      10.84%      7.55%       8.63%       43.90%      118.86%

INDEX PERFORMANCE
 ISE Global Engineering and Construction(TM)
   Index                                         0.51%      11.36%      8.71%       10.26%      51.83%      151.98%
 Russell 3000(R) Index                           5.65%      13.81%     13.03%       13.31%      84.50%      226.36%
 MSCI World Industrials Index                    3.31%      15.15%     10.72%       11.58%      66.40%      181.92%
---------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

-----------------------------
"International Securities Exchange(R)", "ISE(R)" and "ISE Global Engineering and Construction(TM) Index" are trademarks of the International Securities Exchange, LLC ("Licensor") and have been licensed for use for certain purposes by First Trust. The Fund, based on the ISE Global Engineering and Construction(TM) Index, is not sponsored, endorsed, sold or promoted by the Licensor and the Licensor makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST GLOBAL ENGINEERING AND CONSTRUCTION ETF (FLM) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Industrials                                  96.86%
Energy                                        2.46
Utilities                                     0.68
                                            -------
     Total                                  100.00%
                                            =======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Fluor Corp.                                   3.43%
Vinci S.A.                                    3.08
JGC Corp.                                     2.98
Taisei Corp.                                  2.95
ACS Actividades de Construccion y
   Servicios S.A.                             2.82
Bouygues S.A.                                 2.79
Eiffage S.A.                                  2.78
Kajima Corp.                                  2.66
Skanska AB, Class B                           2.59
Quanta Services, Inc.                         2.52
                                            -------
     Total                                   28.60%
                                            =======

                                     PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                          OCTOBER 13, 2008 - MARCH 31, 2018

           First Trust Global Engineering         ISE Global Engineering         Russell 3000(R)     MSCI World
           and Construction ETF                   and Construction(TM) Index     Index               Industrials Index
           ----------------------------------     --------------------------     ---------------     -----------------
10/13/08   $10,000                                $10,000                        $10,000             $10,000
3/31/09      8,987                                  9,387                          8,048               7,741
9/30/09     13,384                                 14,102                         10,935              11,514
3/31/10     13,471                                 14,262                         12,268              12,962
9/30/10     13,522                                 14,368                         12,133              13,182
3/31/11     16,745                                 17,882                         14,404              15,710
9/30/11     11,724                                 12,719                         12,200              12,196
3/31/12     14,306                                 15,435                         15,439              15,071
9/30/12     13,827                                 15,023                         15,885              14,748
3/31/13     15,249                                 16,595                         17,688              16,944
9/30/13     17,288                                 18,980                         19,316              18,904
3/31/14     18,939                                 20,876                         21,687              20,610
9/30/14     17,644                                 19,534                         22,746              20,448
3/31/15     17,190                                 19,318                         24,369              21,168
9/30/15     16,376                                 18,456                         22,634              19,024
3/31/16     17,378                                 19,732                         24,286              21,008
9/30/16     18,407                                 20,939                         26,021              22,434
3/31/17     19,753                                 22,626                         28,674              24,487
9/30/17     21,793                                 25,067                         30,888              27,291
3/31/18     21,948                                 25,195                         32,633              28,194


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2018

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2012 through March 31, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/1/12 - 9/30/13         54          1          0          0           182         13          0          0
10/1/13 - 9/30/14        109          0          0          0           136          7          0          0
10/1/14 - 9/30/15         62          2          1          0           170         17          0          0
10/1/15 - 9/30/16         64          3          1          0           159         24          2          0
10/1/16 - 9/30/17         82          0          0          0           163          6          0          0
10/1/17 - 3/31/18         51          7          0          0            64          2          0          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)

First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ OMX(R) Clean Edge(R) Smart Grid Infrastructure Index(SM) (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "GRID." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks or in depositary receipts representing securities in the Index.

The Index is designed to act as a transparent and liquid benchmark for the grid and electric energy infrastructure sector. The Index includes companies that are primarily engaged and involved in electric grid, electric meters and devices, networks, energy storage and management, and enabling software used by the smart grid infrastructure sector. Clean Edge, Inc. provides a list of companies to be included in the Index to Nasdaq, Inc., which then compiles the Index.

---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                          AVERAGE ANNUAL             CUMULATIVE
                                                                           TOTAL RETURNS            TOTAL RETURNS
                                                6 Months    1 Year     5 Years    Inception     5 Years    Inception
                                                 Ended       Ended      Ended     (11/16/09)     Ended     (11/16/09)
                                                3/31/18     3/31/18    3/31/18    to 3/31/18    3/31/18    to 3/31/18
FUND PERFORMANCE
 NAV                                             1.41%      19.73%     10.40%        7.30%      63.99%       80.32%
 Market Price                                    1.16%      20.20%     10.44%        7.29%      64.29%       80.21%

INDEX PERFORMANCE
 NASDAQ OMX(R) Clean Edge(R) Smart Grid
   Infrastructure Index(SM)                      1.51%      20.18%     11.17%        8.11%      69.79%       92.13%
 Russell 3000(R) Index                           5.65%      13.81%     13.03%       13.35%      84.50%      185.46%
 S&P Composite 1500(R) Industrials Index         4.63%      14.34%     13.88%       14.63%      91.52%      213.56%
 MSCI World Industrials Index                    3.31%      15.15%     10.72%       10.76%      66.40%      135.20%
---------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

-----------------------------
NASDAQ(R), NASDAQ OMX(R), and Clean Edge(R) are the registered trademarks (the "Marks") of Nasdaq, Inc. ("Nasdaq") and Clean Edge, Inc. ("Clean Edge") respectively. Nasdaq and Clean Edge are, collectively with their affiliates, the "Corporations." The Marks are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. The Fund should not be construed in any way as investment advice by the Corporations. The Corporations make no warranties and bear no liability with respect to the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Industrials                                  44.84%
Information Technology                       35.93
Utilities                                    10.28
Consumer Discretionary                        8.95
                                            -------
     Total                                  100.00%
                                            =======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Red Electrica Corp., S.A.                     8.50%
Schneider Electric SE                         8.11
Prysmian S.p.A.                               7.98
ABB Ltd.                                      7.83
Aptiv PLC                                     7.48
Enphase Energy, Inc.                          5.53
SolarEdge Technologies, Inc.                  4.22
Itron, Inc.                                   4.11
Quanta Services, Inc.                         4.01
Badger Meter, Inc.                            3.98
                                            -------
     Total                                   61.75%
                                            =======

                                     PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                          NOVEMBER 16, 2009 - MARCH 31, 2018

           First Trust NASDAQ(R)         NASDAQ OMX(R) Clean             Russell     S&P Composite         MSCI World
           Clean Edge(R) Smart Grid      Edge(R) Smart Grid              3000(R)     1500 Industrials      Industrials
           Infrastructure Index Fund     Infrastructure Index(SM)        Index       Index                 Index
           -------------------------     ---------------------------     -------     -----------------     -----------
11/16/09   $10,000                       $10,000                         $10,000     $10,000               $10,000
3/31/10     10,257                        10,297                          10,731      11,205                10,814
9/30/10     10,154                        10,236                          10,614      11,249                10,997
3/31/11     11,775                        11,912                          12,600      13,832                13,106
9/30/11      8,161                         8,341                          10,672      10,743                10,174
3/31/12      9,553                         9,741                          13,505      14,081                12,572
9/30/12      9,860                        10,103                          13,895      14,004                12,302
3/31/13     10,996                        11,314                          15,472      16,373                14,134
9/30/13     11,678                        12,082                          16,896      18,307                15,769
3/31/14     13,450                        13,973                          18,971      20,766                17,193
9/30/14     12,401                        12,931                          19,897      21,102                17,057
3/31/15     12,583                        13,168                          21,316      22,495                17,657
9/30/15     11,164                        11,698                          19,798      20,347                15,868
3/31/16     12,302                        12,977                          21,243      22,980                17,523
9/30/16     14,035                        14,828                          22,760      24,368                18,713
3/31/17     15,064                        15,986                          25,079      27,424                20,425
9/30/17     17,786                        18,927                          27,015      29,969                22,764
3/31/18     18,037                        19,213                          28,541      31,357                23,517


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2018

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2012 through March 31, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/1/12 - 9/30/13         26         17          0          0           154         53          0          0
10/1/13 - 9/30/14        186         15          0          0            44          7          0          0
10/1/14 - 9/30/15         72         28         13          2            99         32          4          2
10/1/15 - 9/30/16         68         48          2          0            98         37          0          0
10/1/16 - 9/30/17        150         29          4          5            59          4          0          0
10/1/17 - 3/31/18         97          2          0          1            22          2          0          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI)

First Trust Indxx Global Natural Resources Income ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Indxx Global Natural Resources Income Index (the "Index"). The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC under the ticker symbol "FTRI." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index.

The Index is owned and is developed, maintained and sponsored by Indxx, LLC. The Index is a 50-stock free float adjusted market capitalization weighted index designed to measure the market performance of the 50 highest dividend yielding companies involved in the upstream (i.e., generally exploration and production) segment of the natural resources sector.

---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                           AVERAGE ANNUAL            CUMULATIVE
                                                                           TOTAL RETURNS            TOTAL RETURNS
                                                6 Months    1 Year     5 Years    Inception     5 Years    Inception
                                                 Ended       Ended      Ended     (3/11/10)      Ended     (3/11/10)
                                                3/31/18     3/31/18    3/31/18    to 3/31/18    3/31/18    to 3/31/18
FUND PERFORMANCE
 NAV                                             6.56%      15.16%     -11.21%      -8.00%      -44.80%     -48.90%
 Market Price                                    6.05%      14.19%     -11.32%      -8.04%      -45.16%     -49.09%

INDEX PERFORMANCE
 Indxx Global Natural Resources Income Index*    6.74%      15.96%       N/A         N/A          N/A         N/A
 MSCI All Country World Materials Index          3.85%      15.81%       4.50%       2.87%       24.62%      25.63%
 MSCI All Country World Index                    4.64%      14.76%       9.19%       8.82%       55.22%      97.61%
---------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

* Effective on the close of business December 18, 2015, the Fund's underlying index changed from the ISE Global Copper(TM) Index to the Indxx Global Natural Resources Income Index. Therefore, the Fund's performance and total returns shown for the period prior to December 18, 2015, are not necessarily indicative of the performance the Fund, based on its current Index, would have generated. Since the Fund's new underlying index had an inception date of June 1, 2015, it was not in existence for all the periods disclosed.

-----------------------------
"Indxx" and "Indxx Global Natural Resources Income Index" are trademarks of Indxx, LLC ("Licensor") and have been licensed for use for certain purposes by First Trust. First Trust Indxx Global Natural Resources Income ETF is based on the Index and is not sponsored, endorsed, sold or promoted by Licensor, and Licensor makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Energy                                       44.49%
Materials                                    35.75
Utilities                                    10.65
Consumer Staples                              9.11
                                            -------
     Total                                  100.00%
                                            =======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
TOTAL S.A., ADR                              10.02%
Royal Dutch Shell PLC, Class A, ADR           9.99
Exxon Mobil Corp.                             9.98
Nutrien Ltd.                                  8.76
UPM-Kymmene OYJ                               4.81
Tatneft PJSC                                  4.64
Archer-Daniels-Midland Co.                    4.55
International Paper Co.                       4.38
Veolia Environnement S.A.                     3.56
SK Innovation Co., Ltd.                       3.44
                                            -------
     Total                                   64.13%
                                            =======

                      PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                            MARCH 11, 2010 - MARCH 31, 2018

                                             MSCI All
           First Trust Indxx Global          Country World        MSCI All
           Natural Resources Income ETF      Materials Index      Country World Index
           -----------------------------     ----------------     ---------------------
3/11/10    $10,000                           $10,000              $10,000
3/31/10     10,297                            10,291               10,172
9/30/10     11,208                            10,440               10,220
3/31/11     14,567                            12,429               11,604
9/30/11      8,910                             9,096                9,606
3/31/12     10,984                            10,529               11,519
9/30/12     10,141                            10,066               11,621
3/31/13      9,256                            10,081               12,731
9/30/13      8,087                            10,105               13,683
3/31/14      8,027                            10,600               14,841
9/30/14      7,893                            10,309               15,230
3/31/15      6,189                             9,852               15,646
9/30/15      4,144                             7,880               14,216
3/31/16      3,874                             8,628               14,967
9/30/16      4,152                             9,775               15,916
3/31/17      4,436                            10,849               17,218
9/30/17      4,794                            12,098               18,885
3/31/18      5,108                            12,564               19,761


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2018

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2012 through March 31, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/1/12 - 9/30/13        100         25          1          0           100         23          0          1
10/1/13 - 9/30/14         82          7          0          0           135         25          3          0
10/1/14 - 9/30/15        104         14          2          0           119         13          0          0
10/1/15 - 9/30/16         74         21          2          1           114         31         10          0
10/1/16 - 9/30/17        115          7          0          0           129          0          0          0
10/1/17 - 3/31/18          1          0          0          0            55         65          3          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDXX GLOBAL AGRICULTURE ETF (FTAG)

First Trust Indxx Global Agriculture ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Indxx Global Agriculture Index (the "Index"). The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC under the ticker symbol "FTAG." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index.

The Index is owned and is developed, maintained and sponsored by Indxx, LLC. The Index is a market capitalization weighted index designed to measure the performance of companies that are directly or indirectly engaged in improving agricultural yields. The Index is comprised of farmland companies and firms involved in chemicals and fertilizers, seeds, irrigation equipment, and farm machinery.

---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                          AVERAGE ANNUAL             CUMULATIVE
                                                                           TOTAL RETURNS            TOTAL RETURNS
                                                6 Months    1 Year     5 Years    Inception     5 Years    Inception
                                                 Ended       Ended      Ended     (3/11/10)      Ended     (3/11/10)
                                                3/31/18     3/31/18    3/31/18    to 3/31/18    3/31/18    to 3/31/18
FUND PERFORMANCE
 NAV                                             -1.37%      9.17%     -16.05%     -18.39%      -58.29%     -80.54%
 Market Price                                    -1.12%      9.20%     -16.04%     -18.38%      -58.29%     -80.52%

INDEX PERFORMANCE
 Indxx Global Agriculture Index*                 -1.28%      9.66%       N/A         N/A          N/A         N/A
 MSCI All Country World Index                     4.64%     14.76%       9.19%       8.82%       55.22%      97.61%
 MSCI All Country World Materials Index           3.85%     15.81%       4.50%       2.87%       24.62%      25.63%
---------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

* Effective on the close of business December 18, 2015, the Fund's underlying index changed from the ISE Global Platinum(TM) Index to the Indxx Global Agriculture Index. Therefore, the Fund's performance and total returns shown for the period prior to December 18, 2015, are not necessarily indicative of the performance the Fund, based on its current Index, would have generated. Since the Fund's new underlying index had an inception date of June 1, 2015, it was not in existence for all the periods disclosed.

-----------------------------
"Indxx" and "Indxx Global Agriculture Index" are trademarks of Indxx, LLC ("Licensor") and have been licensed for use for certain purposes by First Trust. First Trust Indxx Global Agriculture ETF is based on the Index and is not sponsored, endorsed, sold or promoted by Licensor, and Licensor makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDXX GLOBAL AGRICULTURE ETF (FTAG) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Materials                                    64.66%
Industrials                                  16.63
Health Care                                   9.64
Consumer Staples                              6.17
Consumer Discretionary                        2.90
                                            -------
     Total                                  100.00%
                                            =======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
BASF SE                                       9.94%
Monsanto Co.                                  9.77
Bayer AG                                      9.64
DowDuPont, Inc.                               9.35
Deere & Co.                                   4.60
Kubota Corp.                                  4.47
Nutrien Ltd.                                  4.36
CNH Industrial N.V.                           3.47
Petronas Chemicals Group Bhd                  3.47
Evonik Industries AG                          3.38
                                            -------
     Total                                   62.45%
                                            =======

                   PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         MARCH 11, 2010 - MARCH 31, 2018

           First Trust Indxx          MSCI All Country       MSCI All Country
           Global Agriculture ETF     World Index            World Materials Index
           ----------------------     ------------------     ---------------------
3/11/10    $10,000                    $10,000                $10,000
3/31/10     10,337                     10,172                 10,291
9/30/10      9,794                     10,220                 10,440
3/31/11     10,930                     11,604                 12,429
9/30/11      6,416                      9,606                  9,096
3/31/12      6,576                     11,519                 10,529
9/30/12      4,871                     11,621                 10,066
3/31/13      4,667                     12,731                 10,081
9/30/13      4,392                     13,683                 10,105
3/31/14      4,363                     14,841                 10,600
9/30/14      3,924                     15,230                 10,309
3/31/15      3,248                     15,646                  9,852
9/30/15      1,915                     14,216                  7,880
3/31/16      1,480                     14,967                  8,628
9/30/16      1,552                     15,916                  9,775
3/31/17      1,782                     17,218                 10,849
9/30/17      1,972                     18,885                 12,098
3/31/18      1,945                     19,761                 12,564


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2018

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2012 through March 31, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/1/12 - 9/30/13         74         57         14          0            71         32          2          0
10/1/13 - 9/30/14        103         36          9          0            56         35         12          1
10/1/14 - 9/30/15         96         52          7          1            55         38          3          0
10/1/15 - 9/30/16         37         20         15         16            72         47         22         24
10/1/16 - 9/30/17        120          0          0          0           122          7          2          0
10/1/17 - 3/31/18         77          0          0          0            44          3          0          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST BICK INDEX FUND (BICK)

The First Trust BICK Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE BICK(TM) Index (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "BICK." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks or in depositary receipts representing securities in the Index.

The Index was developed and is owned by International Securities Exchange, LLC ("ISE"). ISE has contracted with Standard & Poor's Dow Jones Indices to calculate and maintain the Index. The Index is designed to provide a benchmark for investors interested in tracking some of the largest and most liquid public companies that are domiciled in Brazil, India, China (including Hong Kong) and South Korea that are accessible for investment by U.S. investors.

---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                          AVERAGE ANNUAL             CUMULATIVE
                                                                           TOTAL RETURNS            TOTAL RETURNS
                                                6 Months    1 Year     5 Years    Inception     5 Years    Inception
                                                 Ended       Ended      Ended     (4/12/10)      Ended     (4/12/10)
                                                3/31/18     3/31/18    3/31/18    to 3/31/18    3/31/18    to 3/31/18
FUND PERFORMANCE
 NAV                                             7.31%      25.77%      6.49%       1.89%       36.94%       16.12%
 Market Price                                    6.95%      26.89%      6.57%       1.94%       37.48%       16.53%

INDEX PERFORMANCE
 ISE BICK(TM) Index                              7.13%      26.30%      7.31%       2.66%       42.30%       23.30%
 MSCI All Country World Index                    4.64%      14.76%      9.19%       8.35%       55.22%       89.48%
 MSCI Emerging Markets Index                     8.81%      24.76%      5.00%       3.94%       27.65%       36.03%
---------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

-----------------------------
"International Securities Exchange(R)", "ISE(R)" and "ISE BICK(TM) Index" are trademarks of the International Securities Exchange, LLC ("Licensor") and have been licensed for use for certain purposes by First Trust. The Fund, based on the ISE BICK(TM) Index, is not sponsored, endorsed, sold or promoted by the Licensor and the Licensor makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST BICK INDEX FUND (BICK) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                       22.70%
Financials                                   20.38
Consumer Discretionary                       19.88
Materials                                     8.26
Energy                                        7.84
Consumer Staples                              5.88
Health Care                                   5.81
Industrials                                   3.99
Real Estate                                   2.26
Telecommunication Services                    1.98
Utilities                                     1.02
                                            -------
     Total                                  100.00%
                                            =======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
MakeMyTrip Ltd.                               2.00%
HDFC Bank Ltd., ADR                           1.83
Infosys Ltd., ADR                             1.82
WNS (Holdings) Ltd., ADR                      1.82
Axis Bank Ltd., GDR                           1.79
Vedanta Resources PLC                         1.77
Yatra Online, Inc.                            1.75
Dr. Reddy's Laboratories Ltd., ADR            1.74
Wipro Ltd., ADR                               1.69
Reliance Industries Ltd., GDR                 1.68
                                            -------
     Total                                   17.89%
                                            =======

                    PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                          APRIL 12, 2010 - MARCH 31, 2018

           First Trust BICK     ISE BICK(TM)     MSCI All Country     MSCI Emerging
           Index Fund           Index            World Index          Markets Index
           ----------------     ------------     ----------------     -------------
4/12/10    $10,000              $10,000          $10,000              $10,000
9/30/10     10,417               10,488            9,800               10,487
3/31/11     11,231               11,311           11,127               11,486
9/30/11      7,586                7,795            9,211                8,793
3/31/12      8,996                9,139           11,045               10,475
9/30/12      8,328                8,515           11,143               10,282
3/31/13      8,480                8,665           12,207               10,656
9/30/13      8,385                8,681           13,119               10,383
3/31/14      8,808                9,127           14,231               10,527
9/30/14      9,050                9,432           14,604               10,829
3/31/15      8,497                8,920           15,003               10,572
9/30/15      6,865                7,163           13,632                8,740
3/31/16      7,383                7,773           14,352                9,300
9/30/16      8,512                8,958           15,262               10,207
3/31/17      9,234                9,764           16,510               10,901
9/30/17     10,822               11,512           18,108               12,499
3/31/18     11,613               12,333           18,948               13,600


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2018

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2012 through March 31, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/1/12 - 9/30/13         26          7          0          0           135         77          5          0
10/1/13 - 9/30/14         28          1          0          0           131         82         10          0
10/1/14 - 9/30/15         38          6          0          0           116         79         13          0
10/1/15 - 9/30/16         34          0          0          0           113         97          8          1
10/1/16 - 9/30/17         65         26          0          0            51         99         10          0
10/1/17 - 3/31/18         74         30          2          0            17          1          0          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ SMARTPHONE INDEX FUND (FONE)

The First Trust Nasdaq Smartphone Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq CTA Smartphone Index(SM)(the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FONE." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks or in depositary receipts representing securities included in the Index.

The Index is owned by Nasdaq, Inc. (the "Index Provider"). The Index Provider and the Consumer Technology Association have jointly developed the eligibility and selection criteria and rules for the Index. The Index is designed to track the performance of companies engaged in the smartphone segment of the telecommunications and technology sectors. To be eligible for the Index, issuers of the securities must be identified as being engaged in the smartphone industry by the Consumer Technology Association. Component securities must be listed on an index-eligible global stock exchange, as determined by the Index Provider, have a minimum worldwide market capitalization of $250 million and a minimum three-month average daily dollar trading volume of $1 million.

---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                          AVERAGE ANNUAL             CUMULATIVE
                                                                           TOTAL RETURNS            TOTAL RETURNS
                                                6 Months    1 Year     5 Years    Inception     5 Years    Inception
                                                 Ended       Ended      Ended     (2/17/11)      Ended     (2/17/11)
                                                3/31/18     3/31/18    3/31/18    to 3/31/18    3/31/18    to 3/31/18
FUND PERFORMANCE
 NAV                                              4.94%     14.92%     15.98%        9.38%      109.82%      89.30%
 Market Price                                     5.00%     14.84%     16.04%        9.39%      110.37%      89.36%

INDEX PERFORMANCE
 Nasdaq CTA Smartphone Index(SM)                  5.02%     15.51%     16.98%       10.32%      119.06%     101.09%
 MSCI World Index                                 4.09%     13.52%      9.69%        8.26%       58.78%      75.90%
 MSCI All Country World Information
   Technology Index                              11.37%     29.25%     18.79%       14.05%      136.55%     154.86%
---------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

-----------------------------
Nasdaq(R), and Nasdaq CTA Smartphone Index(SM), formerly NASDAQ OMX CEA Smartphone Index(SM), are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates is referred to as the "Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ SMARTPHONE INDEX FUND (FONE) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                       64.42%
Telecommunication Services                   23.17
Consumer Discretionary                        6.22
Real Estate                                   5.60
Industrials                                   0.59
                                            -------
     Total                                  100.00%
                                            =======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
LG Electronics, Inc.                          3.19%
HTC Corp.                                     3.14
Intel Corp.                                   3.02
Ciena Corp.                                   3.00
Telecom Italia S.p.A.                         3.00
Wistron Corp.                                 2.94
SBA Communications Corp.                      2.92
Gemalto N.V.                                  2.90
Deutsche Telekom AG                           2.89
Micron Technology, Inc.                       2.87
                                            -------
     Total                                   29.87%
                                            =======

                               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                    FEBRUARY 17, 2011 - MARCH 31, 2018

           First Trust Nasdaq         Nasdaq CTA               MSCI World     MSCI All Country World
           Smartphone Index Fund      Smartphone Index(SM)     Index          Information Technology Index
           ----------------------     --------------------     ----------     ----------------------------
2/17/11    $10,000                    $10,000                  $10,000        $10,000
3/31/11      9,433                      9,403                    9,849          9,547
9/30/11      7,503                      7,595                    8,251          8,390
3/31/12      9,238                      9,328                    9,904         10,774
9/30/12      7,805                      7,925                   10,032         10,566
3/31/13      9,021                      9,180                   11,077         10,774
9/30/13     10,975                     11,245                   12,059         11,756
3/31/14     12,117                     12,470                   13,188         13,356
9/30/14     12,748                     13,187                   13,530         14,502
3/31/15     13,920                     14,460                   13,983         15,485
9/30/15     12,194                     12,706                   12,842         14,328
3/31/16     13,098                     13,739                   13,501         15,785
9/30/16     14,585                     15,318                   14,300         17,605
3/31/17     16,474                     17,409                   15,494         19,719
9/30/17     18,041                     19,147                   16,898         22,884
3/31/18     18,932                     20,109                   17,589         25,486


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2018

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2012 through March 31, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/1/12 - 9/30/13         85         13          0          0           109         43          0          0
10/1/13 - 9/30/14        139         12          0          0            86         14          1          0
10/1/14 - 9/30/15        123          4          0          0           118          7          0          0
10/1/15 - 9/30/16         19          0          0          0           164         67          3          0
10/1/16 - 9/30/17         59          0          0          0           159         32          1          0
10/1/17 - 3/31/18         33          1          0          0            89          1          0          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ)

The First Trust NASDAQ Global Auto Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ OMX Global Auto Index(SM) (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "CARZ." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks or in depositary receipts representing securities in the Index.

The Index is owned and was developed by Nasdaq, Inc. (the "Index Provider"). The Index Provider has contracted with Standard & Poor's Dow Jones Indices to calculate and maintain the Index. The Index is designed to track the performance of the largest and most liquid companies engaged in manufacturing of automobiles. To be eligible for the Index, component securities must be listed on an Index-eligible global stock exchange, as determined by the Index Provider, have a minimum float-adjusted worldwide market capitalization of at least $500 million and a minimum three-month average daily dollar trading volume of $1 million.

---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                          AVERAGE ANNUAL             CUMULATIVE
                                                                           TOTAL RETURNS            TOTAL RETURNS
                                                6 Months    1 Year     5 Years    Inception     5 Years    Inception
                                                 Ended       Ended      Ended      (5/9/11)      Ended      (5/9/11)
                                                3/31/18     3/31/18    3/31/18    to 3/31/18    3/31/18    to 3/31/18
FUND PERFORMANCE
 NAV                                             2.69%      16.12%      8.28%       6.26%       48.85%       51.98%
 Market Price                                    2.41%      15.81%      8.26%       6.25%       48.68%       51.91%

INDEX PERFORMANCE
 NASDAQ OMX Global Auto Index(SM)                2.48%      16.31%      9.15%       7.16%       54.89%       61.10%
 MSCI World Index                                4.09%      13.52%      9.69%       8.50%       58.78%       75.50%
---------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

-----------------------------
NASDAQ(R), OMX(R), NASDAQ OMX(R), and NASDAQ OMX Global Auto Index(SM), are the registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates is referred to as the "Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Consumer Discretionary                       99.61%
Industrials                                   0.39
                                            -------
     Total                                  100.00%
                                            =======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Daimler AG                                    8.28%
Toyota Motor Corp.                            7.99
Honda Motor Co., Ltd.                         7.94
General Motors Co.                            7.71
Ford Motor Co.                                7.61
Renault S.A.                                  4.64
Peugeot S.A.                                  4.42
Bayerische Motoren Werke AG                   4.29
Volkswagen AG (Preference Shares)             4.23
Nissan Motor Co., Ltd.                        4.08
                                            -------
     Total                                   61.19%
                                            =======

               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       MAY 9, 2011 - MARCH 31, 2018

           First Trust NASDAQ         NASDAQ OMX Global        MSCI World
           Global Auto Index Fund     Auto Index(SM)           Index
           ----------------------     --------------------     ----------
5/9/11     $10,000                    $10,000                  $10,000
9/30/11      7,545                      7,717                    8,232
3/31/12      9,324                      9,459                    9,881
9/30/12      8,282                      8,439                   10,009
3/31/13     10,210                     10,402                   11,052
9/30/13     13,205                     13,581                   12,032
3/31/14     13,593                     14,039                   13,158
9/30/14     13,085                     13,556                   13,499
3/31/15     14,034                     14,601                   13,951
9/30/15     11,727                     12,208                   12,813
3/31/16     11,826                     12,418                   13,470
9/30/16     11,990                     12,550                   14,267
3/31/17     13,091                     13,851                   15,458
9/30/17     14,803                     15,719                   16,858
3/31/18     15,201                     16,109                   17,547


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2018

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2012 through March 31, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/1/12 - 9/30/13         97         77         16          0            50         10          0          0
10/1/13 - 9/30/14        133         17          0          0            88         14          0          0
10/1/14 - 9/30/15         90         12          1          1           129         19          0          0
10/1/15 - 9/30/16         78          7          2          0           118         42          5          1
10/1/16 - 9/30/17         91          9          0          0           124         26          1          0
10/1/17 - 3/31/18         62          7          1          0            51          3          0          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CLOUD COMPUTING ETF (SKYY)

The First Trust Cloud Computing ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE Cloud Computing Index(TM)(the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "SKYY." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks or in depositary receipts representing securities in the Index.

The Index is owned and was developed by International Securities Exchange, LLC (the "Index Provider"). To be eligible for the Index, a security must be actively engaged in a business activity supporting or utilizing the cloud computing space. Component securities must have a market capitalization of at least $100 million.

---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                          AVERAGE ANNUAL             CUMULATIVE
                                                                           TOTAL RETURNS            TOTAL RETURNS
                                                6 Months    1 Year     5 Years    Inception     5 Years    Inception
                                                 Ended       Ended      Ended      (7/5/11)      Ended      (7/5/11)
                                                3/31/18     3/31/18    3/31/18    to 3/31/18    3/31/18    to 3/31/18
FUND PERFORMANCE
 NAV                                             15.76%     25.66%     18.27%       14.13%      131.41%     143.70%
 Market Price                                    16.27%     26.09%     18.36%       14.20%      132.32%     144.66%

INDEX PERFORMANCE
 ISE Cloud Computing Index(TM)                   16.12%     26.42%     18.81%       14.70%      136.76%     151.95%
 S&P 500(R) Index                                 5.84%     13.99%     13.31%       13.00%       86.75%     127.76%
 S&P Composite 1500 Information
   Technology Index                              12.43%     26.84%     20.27%       17.35%      151.61%     193.91%
---------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

-----------------------------
"International Securities Exchange(R)", "ISE(R)" and "ISE Cloud Computing Index(TM)" are trademarks of the International Securities Exchange, LLC ("Licensor") and have been licensed for use for certain purposes by First Trust. The Fund, based on the ISE Cloud Computing Index(TM), is not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CLOUD COMPUTING ETF (SKYY) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                       84.47%
Consumer Discretionary                       11.76
Real Estate                                   3.77
                                            -------
     Total                                  100.00%
                                            =======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Netflix, Inc.                                 6.60%
Akamai Technologies, Inc.                     5.34
Amazon.com, Inc.                              5.16
Red Hat, Inc.                                 4.95
Cisco Systems, Inc.                           4.82
salesforce.com, Inc.                          4.67
NetApp, Inc.                                  4.58
F5 Networks, Inc.                             4.52
Open Text Corp.                               4.47
Teradata Corp.                                4.38
                                            -------
     Total                                   49.49%
                                            =======

                               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                      JULY 5, 2011 - MARCH 31, 2018

           First Trust Cloud         ISE Cloud                   S&P 500(R)  S&P Composite 1500
           Computing ETF             Computing Index(TM)         Index       Information Technology Index
           ---------------------     -----------------------     -------     ----------------------------
7/5/11     $10,000                   $10,000                     $10,000     $10,000
9/30/11      7,902                     7,909                       8,501       8,886
3/31/12     10,604                    10,641                      10,702      11,739
9/30/12      9,864                     9,934                      11,068      11,695
3/31/13     10,531                    10,640                      12,196      11,682
9/30/13     12,214                    12,376                      13,209      12,718
3/31/14     13,390                    13,612                      14,861      14,655
9/30/14     13,581                    13,852                      15,815      16,153
3/31/15     14,551                    14,885                      16,753      17,253
9/30/15     13,994                    14,354                      15,718      16,547
3/31/16     14,781                    15,247                      17,052      18,475
9/30/16     17,114                    17,697                      18,143      20,324
3/31/17     19,392                    19,930                      19,979      23,173
9/30/17     21,052                    21,701                      21,519      26,144
3/31/18     24,370                    25,195                      22,776      29,394


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2018

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2012 through March 31, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/1/12 - 9/30/13        134         27          0          0            71         17          1          0
10/1/13 - 9/30/14        191         18          0          0            38          5          0          0
10/1/14 - 9/30/15        193          9          0          0            48          2          0          0
10/1/15 - 9/30/16        146          1          0          0           106          0          0          0
10/1/16 - 9/30/17        188          0          0          0            62          1          0          0
10/1/17 - 3/31/18         93          1          0          0            30          0          0          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INTERNATIONAL IPO ETF (FPXI)

First Trust International IPO ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an index called the IPOX International Index (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FPXI." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index.

The Index is owned and is developed, maintained and sponsored by IPOX(R) Schuster LLC (the "Index Provider"). The Index is a market-cap weighted portfolio measuring the performance of the top 50 non-U.S. companies, including companies domiciled in emerging markets, ranked quarterly by market capitalization in the IPOX(R) Global Composite Index. The Index includes the 50 largest and typically most liquid initial public offerings ("IPOs") and spin-offs of companies legally domiciled outside the United States that trade on an accessible global stock exchange.

---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                              AVERAGE ANNUAL          CUMULATIVE
                                                                               TOTAL RETURNS         TOTAL RETURNS
                                            6 Months Ended   1 Year Ended   Inception (11/4/14)   Inception (11/4/14)
                                               3/31/18         3/31/18          to 3/31/18            to 3/31/18
FUND PERFORMANCE
 NAV                                            8.34%           30.62%             7.89%                29.48%
 Market Price                                   7.96%           31.02%             7.94%                29.69%

INDEX PERFORMANCE
 IPOX International Index                       8.30%           31.23%             8.54%                32.16%
 MSCI World Index Ex-US                         1.95%           13.74%             5.37%                19.50%
---------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

-----------------------------
IPOX(R) and IPOX International Index are registered international trademarks and service marks of IPOX Schuster LLC and have been licensed for use for certain purposes by First Trust.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INTERNATIONAL IPO ETF (FPXI) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                   21.58%
Information Technology                       18.70
Industrials                                  13.06
Consumer Discretionary                       11.98
Real Estate                                  10.24
Health Care                                   7.61
Utilities                                     5.87
Materials                                     5.41
Consumer Staples                              5.08
Telecommunication Services                    0.47
                                            -------
     Total                                  100.00%
                                            =======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Alibaba Group Holding Ltd., ADR               9.84%
Japan Post Bank Co., Ltd.                     7.62
China Vanke Co., Ltd., Class H                6.34
Recruit Holdings Co., Ltd.                    5.31
CK Asset Holdings Ltd.                        3.89
Siemens Healthineers AG                       3.85
Aena SME S.A.                                 3.77
Ferrari N.V.                                  3.68
ABN AMRO Group N.V., CVA                      3.54
Orsted A/S                                    3.41
                                            -------
     Total                                   51.25%
                                            =======

              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                   NOVEMBER 4, 2014 - MARCH 31, 2018

           First Trust International   IPOX International   MSCI World
           IPO ETF                     Index                Index Ex-US
           -------------------------   ------------------   -----------
11/4/14    $10,000                     $10,000              $10,000
3/31/15      9,798                       9,813               10,252
9/30/15      8,526                       8,522                9,212
3/31/16      8,864                       8,954                9,386
9/30/16      9,432                       9,523                9,872
3/31/17      9,913                      10,072               10,506
9/30/17     11,952                      12,204               11,722
3/31/18     12,949                      13,217               11,951


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2018

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period November 5, 2014 (commencement of trading) through March 31, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
11/5/14 - 9/30/15         90         11          1          0           117          8          0          1
10/1/15 - 9/30/16        109         30          0          0            86         28          0          0
10/1/16 - 9/30/17        138         32          0          0            63         17          1          0
10/1/17 - 3/31/18         79          8          1          0            34          2          0          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ CYBERSECURITY ETF (CIBR)

The First Trust Nasdaq Cybersecurity ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq CTA Cybersecurity Index(SM) (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "CIBR." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks or in depositary receipts that comprise the Index. The Index is owned by Nasdaq, Inc. (the "Index Provider"). The Index Provider and the Consumer Technology Association ("CTA") have jointly developed the eligibility and selection criteria and rules for the Index. The Index will include securities of companies classified as "cybersecurity" companies by the CTA.

---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                              AVERAGE ANNUAL          CUMULATIVE
                                                                               TOTAL RETURNS         TOTAL RETURNS
                                            6 Months Ended   1 Year Ended   Inception (7/6/15)    Inception (7/6/15)
                                               3/31/18         3/31/18          to 3/31/18            to 3/31/18
FUND PERFORMANCE
 NAV                                            14.60%          15.65%             9.16%                27.12%
 Market Price                                   14.71%          15.76%             9.16%                27.12%

INDEX PERFORMANCE
 Nasdaq CTA Cybersecurity Index(SM)             14.78%          16.21%             9.90%                29.44%
 S&P 500(R) Index                                5.84%          13.99%            11.65%                35.16%
 S&P Composite 1500 Information
   Technology Index                             12.43%          26.84%            21.31%                69.59%
---------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

-----------------------------
Nasdaq(R), and Nasdaq CTA Cybersecurity Index(SM), formerly Nasdaq CEA Cybersecurity Index(SM), are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates is referred to as the "Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ CYBERSECURITY ETF (CIBR) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                       92.25%
Industrials                                   7.75
                                            -------
     Total                                  100.00%
                                            =======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Akamai Technologies, Inc.                     6.24%
Palo Alto Networks, Inc.                      6.21
Symantec Corp.                                5.83
Cisco Systems, Inc.                           5.68
VMware, Inc., Class A                         5.46
Ahnlab, Inc.                                  3.43
Science Applications International Corp.      3.23
Fortinet, Inc.                                3.15
Proofpoint, Inc.                              3.14
Splunk, Inc.                                  3.13
                                            -------
     Total                                   45.50%
                                            =======

                                PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                       JULY 6, 2015 - MARCH 31, 2018

           First Trust Nasdaq        Nasdaq CTA                  S&P 500(R)     S&P Composite 1500
           Cybersecurity ETF         Cybersecurity Index(SM)     Index          Information Technology Index
           ---------------------     -----------------------     ----------     ----------------------------
7/6/15     $10,000                   $10,000                     $10,000        $10,000
9/30/15      8,575                     8,585                       9,328          9,547
3/31/16      8,595                     8,645                      10,120         10,659
9/30/16     10,018                    10,113                      10,768         11,726
3/31/17     10,993                    11,137                      11,858         13,370
9/30/17     11,093                    11,276                      12,772         15,084
3/31/18     12,713                    12,943                      13,518         16,959


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2018

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period July 7, 2015 (commencement of trading) through March 31, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
7/7/15 - 9/30/15          49          7          1          0             4          0          0          0
10/1/15 - 9/30/16        140          0          0          0           113          0          0          0
10/1/16 - 9/30/17        228          2          0          0            21          0          0          0
10/1/17 - 3/31/18        110          1          0          0            13          0          0          0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total Returns" represent the total change in value of an investment over the periods indicated. For certain Funds, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

FIRST TRUST EXCHANGE-TRADED FUND II

UNDERSTANDING YOUR FUND EXPENSES
MARCH 31, 2018 (UNAUDITED)

As a shareholder of First Trust STOXX(R) European Select Dividend Index Fund, First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund, First Trust Dow Jones Global Select Dividend Index Fund, First Trust Global Wind Energy ETF, First Trust Global Engineering and Construction ETF, First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund, First Trust Indxx Global Natural Resources Income ETF, First Trust Indxx Global Agriculture ETF, First Trust BICK Index Fund, First Trust Nasdaq Smartphone Index Fund, First Trust NASDAQ Global Auto Index Fund, First Trust Cloud Computing ETF, First Trust International IPO ETF or First Trust Nasdaq Cybersecurity ETF (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended March 31, 2018.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO
                                                     BEGINNING            ENDING         BASED ON THE         EXPENSES PAID
                                                   ACCOUNT VALUE      ACCOUNT VALUE        SIX-MONTH            DURING THE
                                                  OCTOBER 1, 2017     MARCH 31, 2018      PERIOD (a)       SIX-MONTH PERIOD (b)
-------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)
Actual                                               $1,000.00          $1,025.00            0.57%                $2.88
Hypothetical (5% return before expenses)             $1,000.00          $1,022.09            0.57%                $2.87

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)
Actual                                               $1,000.00          $  991.00            0.60%                $2.98
Hypothetical (5% return before expenses)             $1,000.00          $1,021.94            0.60%                $3.02

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)
Actual                                               $1,000.00          $1,009.20            0.58%                $2.91
Hypothetical (5% return before expenses)             $1,000.00          $1,022.04            0.58%                $2.92

FIRST TRUST GLOBAL WIND ENERGY ETF (FAN)
Actual                                               $1,000.00          $1,018.20            0.60%                $3.02
Hypothetical (5% return before expenses)             $1,000.00          $1,021.94            0.60%                $3.02

FIRST TRUST GLOBAL ENGINEERING AND CONSTRUCTION ETF (FLM)
Actual                                               $1,000.00          $1,007.10            0.70%                $3.50
Hypothetical (5% return before expenses)             $1,000.00          $1,021.44            0.70%                $3.53

FIRST TRUST EXCHANGE-TRADED FUND II

MARCH 31, 2018 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO
                                                     BEGINNING            ENDING         BASED ON THE         EXPENSES PAID
                                                   ACCOUNT VALUE      ACCOUNT VALUE        SIX-MONTH            DURING THE
                                                  OCTOBER 1, 2017     MARCH 31, 2018      PERIOD (a)       SIX-MONTH PERIOD (b)
-------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)
Actual                                               $1,000.00          $1,014.10            0.70%                $3.52
Hypothetical (5% return before expenses)             $1,000.00          $1,021.44            0.70%                $3.53

FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI)
Actual                                               $1,000.00          $1,065.60            0.70%                $3.60
Hypothetical (5% return before expenses)             $1,000.00          $1,021.44            0.70%                $3.53

FIRST TRUST INDXX GLOBAL AGRICULTURE ETF (FTAG)
Actual                                               $1,000.00          $  986.30            0.70%                $3.47
Hypothetical (5% return before expenses)             $1,000.00          $1,021.44            0.70%                $3.53

FIRST TRUST BICK INDEX FUND (BICK)
Actual                                               $1,000.00          $1,073.10            0.64%                $3.31
Hypothetical (5% return before expenses)             $1,000.00          $1,021.74            0.64%                $3.23

FIRST TRUST NASDAQ SMARTPHONE INDEX FUND (FONE)
Actual                                               $1,000.00          $1,049.40            0.70%                $3.58
Hypothetical (5% return before expenses)             $1,000.00          $1,021.44            0.70%                $3.53

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ)
Actual                                               $1,000.00          $1,026.90            0.70%                $3.54
Hypothetical (5% return before expenses)             $1,000.00          $1,021.44            0.70%                $3.53

FIRST TRUST CLOUD COMPUTING ETF (SKYY)
Actual                                               $1,000.00          $1,157.60            0.60%                $3.23
Hypothetical (5% return before expenses)             $1,000.00          $1,021.94            0.60%                $3.02

FIRST TRUST INTERNATIONAL IPO ETF (FPXI)
Actual                                               $1,000.00          $1,083.40            0.70%                $3.64
Hypothetical (5% return before expenses)             $1,000.00          $1,021.44            0.70%                $3.53

FIRST TRUST NASDAQ CYBERSECURITY ETF (CIBR)
Actual                                               $1,000.00          $1,146.00            0.60%                $3.21
Hypothetical (5% return before expenses)             $1,000.00          $1,021.94            0.60%                $3.02


(a) These expense ratios reflect expense caps for certain Funds. See Note 3 in the Notes to Financial Statements.

(b) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (October 1, 2017 through March 31, 2018), multiplied by 182/365 (to reflect the one-half year period).

FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2018 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (a) -- 99.2%
             BELGIUM -- 3.0%
     535,673 Proximus S.A., DP (b)             $    16,655,248
                                               ---------------
             FINLAND -- 3.2%
     836,360 Fortum OYJ (b)                         17,967,536
                                               ---------------
             FRANCE -- 19.5%
     525,790 CNP Assurances (b)                     13,273,170
     149,198 Fonciere des Regions (b)               16,459,301
     413,059 Klepierre S.A. (b)                     16,649,271
     346,348 SCOR SE (b)                            14,139,750
     254,568 Societe Generale S.A. (b)              13,825,701
     290,795 TOTAL S.A. (b)                         16,668,295
      73,528 Unibail-Rodamco SE (b)                 16,795,548
                                               ---------------
                                                   107,811,036
                                               ---------------
             GERMANY -- 7.3%
      58,063 Allianz SE (b)                         13,125,572
     266,340 Deutsche Post AG (b)                   11,665,522
      67,082 Muenchener Rueckversicherungs-
                Gesellschaft AG in Muenchen (b)     15,599,362
                                               ---------------
                                                    40,390,456
                                               ---------------
             ITALY -- 9.6%
     888,635 Assicurazioni Generali S.p.A. (b)      17,081,569
   5,488,470 Intesa Sanpaolo S.p.A. (b)             20,789,443
   3,352,650 Snam S.p.A. (b)                        15,411,506
                                               ---------------
                                                    53,282,518
                                               ---------------
             PORTUGAL -- 4.4%
   6,387,471 EDP-Energias de Portugal S.A. (b)      24,269,906
                                               ---------------
             SPAIN -- 2.4%
   2,011,045 Banco Santander S.A. (b)               13,163,064
                                               ---------------
             SWEDEN -- 2.9%
   1,528,652 Skandinaviska Enskilda Banken
                AB, Class A (b)                     16,060,489
                                               ---------------
             SWITZERLAND -- 11.3%
     191,838 Swiss Prime Site AG (b)                18,565,133
     146,431 Swiss Re AG (b)                        14,945,734
      23,129 Swisscom AG (b)                        11,474,393
      53,187 Zurich Insurance Group AG (b)          17,544,389
                                               ---------------
                                                    62,529,649
                                               ---------------
             UNITED KINGDOM -- 35.6%
     283,235 AstraZeneca PLC (b)                    19,469,880
   2,047,245 BAE Systems PLC (b)                    16,749,891
   1,455,896 GlaxoSmithKline PLC (b)                28,274,950
   4,964,249 J Sainsbury PLC (b)                    16,652,459
   2,438,463 National Grid PLC (b)                  27,448,460
     822,557 Royal Dutch Shell PLC, Class B (b)     26,468,539
   1,935,450 SSE PLC (b)                            34,720,614
   2,694,837 United Utilities Group PLC (b)         27,063,406
                                               ---------------
                                                   196,848,199
                                               ---------------
             TOTAL COMMON STOCKS -- 99.2%          548,978,101
             (Cost $514,539,749)               ---------------


SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             MONEY MARKET FUNDS -- 0.2%
   1,037,305 Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 1.56% (c)              $     1,037,305
             (Cost $1,037,305)                 ---------------

             TOTAL INVESTMENTS -- 99.4%            550,015,406
             (Cost $515,577,054) (d)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.6%                  3,407,991
                                               ---------------
             NET ASSETS -- 100.0%              $   553,423,397
                                               ===============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2018, securities noted as such are valued at $548,978,101 or 99.2% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the New York Stock Exchange ("NYSE") close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   Rate shown reflects yield as of March 31, 2018.

(d) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $47,068,311 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $12,629,959. The net unrealized appreciation was $34,438,352.


                        See Notes to Financial Statements                Page 35

FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)

MARCH 31, 2018 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                          LEVEL 1         LEVEL 2        LEVEL 3
                       ---------------------------------------------
Common Stocks*         $           --  $ 548,978,101  $           --
Money Market Funds          1,037,305             --              --
                       ---------------------------------------------
Total Investments      $    1,037,305  $ 548,978,101  $           --
                       =============================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. As of March 31, 2018, the Fund transferred common stocks valued at $407,572,778 from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of being fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close on the last business day of the period exceeding a certain threshold. Previously, these common stocks were valued based on quoted prices.


                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
--------------------------------------------------------------
Euro                                                49.7%
British Pound Sterling                              35.8
Swiss Franc                                         11.4
Swedish Krona                                        2.9
United States Dollar                                 0.2
                                                   ------
     Total                                         100.0%
                                                   ======



Page 36                 See Notes to Financial Statements

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2018 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (a) -- 99.0%
             AUSTRALIA -- 5.6%
     196,196 BGP Holdings PLC (b) (c) (d)      $             0
      14,899 BWP Trust (b)                              34,681
      10,329 Charter Hall Retail REIT (b)               30,679
      45,033 Cromwell Property Group (b)                37,082
      31,167 Dexus (b)                                 224,425
      53,783 Goodman Group (b)                         349,703
      55,214 GPT Group (The) (b)                       202,360
      16,737 Investa Office Fund (b)                    55,717
     113,438 Mirvac Group (b)                          188,521
     156,644 Scentre Group (b)                         462,240
      22,763 Shopping Centres Australasia
                Property Group (b)                      40,897
      74,049 Stockland (b)                             229,767
      98,903 Vicinity Centres (b)                      183,831
      58,674 Westfield Corp. (b)                       384,850
                                               ---------------
                                                     2,424,753
                                               ---------------
             AUSTRIA -- 0.2%
         903 BUWOG AG                                   32,288
       2,118 CA Immobilien Anlagen AG (b)               70,871
                                               ---------------
                                                       103,159
                                               ---------------
             BELGIUM -- 0.7%
         551 Aedifica S.A. (b)                          50,775
         592 Befimmo S.A. (b)                           38,271
         632 Cofinimmo S.A. (b)                         82,009
         487 Intervest Offices & Warehouses
                N.V. (b)                                13,838
          62 Leasinvest Real Estate S.C.A. (b)           7,354
         165 Retail Estates N.V.                        14,719
         511 Warehouses De Pauw C.V.A (b)               63,554
          65 Wereldhave Belgium N.V. (b)                 7,617
         190 Xior Student Housing N.V. (b)               8,566
                                               ---------------
                                                       286,703
                                               ---------------
             BERMUDA -- 0.6%
      35,722 Hongkong Land Holdings Ltd. (b)           246,804
                                               ---------------
             CANADA -- 3.0%
       2,842 Allied Properties Real Estate
                Investment Trust                        89,472
       4,615 Artis Real Estate Investment Trust         48,681
       1,160 Boardwalk Real Estate Investment
                Trust                                   39,860
       4,188 Canadian Apartment Properties
                REIT                                   120,762
       2,229 Canadian Real Estate Investment
                Trust                                   86,869
       6,448 Chartwell Retirement Residences            78,326
       5,131 Cominar Real Estate Investment
                Trust                                   51,336
       2,715 Crombie Real Estate Investment
                Trust                                   26,489
       5,007 Dream Global Real Estate
                Investment Trust                        53,438
       2,256 Dream Office Real Estate
                Investment Trust                        40,888


SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             CANADA (CONTINUED)
       4,530 First Capital Realty, Inc.        $        71,553
       1,432 Granite Real Estate Investment
                Trust                                   56,475
       8,902 H&R Real Estate Investment Trust          145,309
       2,444 Killam Apartment Real Estate
                Investment Trust                        26,330
       1,565 Northview Apartment Real Estate
                Investment Trust                        31,340
       2,691 NorthWest Healthcare Properties
                Real Estate Investment Trust            23,540
       9,374 Pure Industrial Real Estate Trust          58,499
       9,937 RioCan Real Estate Investment
                Trust                                  182,335
       3,588 SmartCentres Real Estate
                Investment Trust                        81,070
                                               ---------------
                                                     1,312,572
                                               ---------------
             CAYMAN ISLAND -- 2.1%
      82,316 CK Asset Holdings Ltd. (b)                694,671
      37,006 Wharf Real Estate Investment Co.,
                Ltd. (b) (c)                           241,885
                                               ---------------
                                                       936,556
                                               ---------------
             FINLAND -- 0.1%
      11,753 Citycon OYJ (b)                            26,447
       4,314 Technopolis OYJ (b)                        19,503
                                               ---------------
                                                        45,950
                                               ---------------
             FRANCE -- 3.4%
         670 Carmila S.A.                               19,786
       1,215 Fonciere des Regions (b)                  134,037
       1,416 Gecina S.A. (b)                           245,721
       1,080 ICADE (b)                                 104,851
       6,155 Klepierre S.A. (b)                        248,091
       1,254 Mercialys S.A. (b)                         24,099
       3,035 Unibail-Rodamco SE (b)                    693,266
                                               ---------------
                                                     1,469,851
                                               ---------------
             GERMANY -- 4.1%
         914 ADLER Real Estate AG (b) (c)               15,429
       4,494 alstria office REIT-AG (b)                 70,379
       1,564 Deutsche EuroShop AG (b)                   57,375
      10,869 Deutsche Wohnen SE (b)                    507,148
       1,320 DIC Asset AG (b)                           16,655
       2,326 Hamborner REIT AG (b)                      27,030
       1,936 LEG Immobilien AG (b)                     217,695
       4,488 TAG Immobilien AG (b)                      93,118
       2,586 TLG Immobilien AG (b)                      70,983
      14,867 Vonovia SE (b)                            737,253
                                               ---------------
                                                     1,813,065
                                               ---------------
             GUERNSEY -- 0.2%
       7,345 F&C UK Real Estate Investment
                Ltd.                                    10,305
       9,733 Regional REIT Ltd. (b) (e)                 13,575
      15,877 Schroder Real Estate Investment
                Trust Ltd.                              13,098
      26,260 Sirius Real Estate Ltd. (b)                22,664


                        See Notes to Financial Statements                Page 37

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

MARCH 31, 2018 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             GUERNSEY (CONTINUED)
      12,228 Standard Life Investment Property
                Income Trust Ltd.              $        15,389
                                               ---------------
                                                        75,031
                                               ---------------
             HONG KONG -- 5.5%
      59,680 Champion REIT (b)                          42,662
      62,022 Hang Lung Properties Ltd. (b)             145,567
      32,820 Henderson Land Development Co.,
                Ltd. (b)                               215,203
      18,644 Hysan Development Co., Ltd. (b)            98,941
      66,340 Link REIT (b)                             568,648
     173,572 New World Development Co.,
                Ltd. (b)                               247,384
      92,850 Sino Land Co., Ltd. (b)                   150,496
      43,589 Sun Hung Kai Properties Ltd. (b)          691,887
      32,184 Swire Properties Ltd. (b)                 113,197
      37,006 Wharf Holdings (The) Ltd. (b)             128,126
                                               ---------------
                                                     2,402,111
                                               ---------------
             IRELAND -- 0.2%
      20,945 Green REIT PLC (b)                         39,048
      21,218 Hibernia REIT PLC                          37,699
      10,721 Irish Residential Properties REIT
                PLC (b)                                 18,358
                                               ---------------
                                                        95,105
                                               ---------------
             ISLE OF MAN -- 0.0%
      38,502 RDI REIT PLC                               17,313
                                               ---------------
             ISRAEL -- 0.1%
         910 Azrieli Group Ltd. (b)                     43,745
                                               ---------------
             ITALY -- 0.1%
      31,193 Beni Stabili S.p.A. SIIQ (b)               25,942
       1,492 Immobiliare Grande Distribuzione
                SIIQ S.p.A. (b)                         13,939
                                               ---------------
                                                        39,881
                                               ---------------
             JAPAN -- 11.0%
          19 Activia Properties, Inc. (b)               85,058
          38 Advance Residence Investment
                Corp. (b)                               96,522
       3,627 AEON Mall Co., Ltd. (b)                    76,284
          45 AEON REIT Investment Corp. (b)             47,548
          52 Daiwa House REIT Investment
                Corp. (b)                              125,731
           8 Daiwa Office Investment Corp. (b)          46,416
          14 Frontier Real Estate Investment
                Corp. (b)                               57,462
          19 Fukuoka REIT Corp. (b)                     29,746
          92 GLP J-REIT (b)                            101,817
      10,900 Hulic Co., Ltd. (b)                       118,785
          30 Hulic REIT, Inc. (b)                       45,798
          45 Industrial & Infrastructure Fund
                Investment Corp. (b)                    50,572
         116 Invincible Investment Corp. (b)            53,664
          37 Japan Excellent, Inc. (b)                  47,894
         123 Japan Hotel REIT Investment
                Corp. (b)                               87,447


SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             JAPAN (CONTINUED)
          27 Japan Logistics Fund, Inc. (b)    $        54,643
          26 Japan Prime Realty Investment
                Corp. (b)                               94,459
          38 Japan Real Estate Investment
                Corp. (b)                              197,531
          46 Japan Rental Housing Investments,
                Inc. (b)                                35,585
          82 Japan Retail Fund Investment
                Corp. (b)                              159,009
          11 Kenedix Office Investment
                Corp. (b)                               67,103
          15 Kenedix Retail REIT Corp. (b)              32,773
      36,130 Mitsubishi Estate Co., Ltd. (b)           605,230
      28,981 Mitsui Fudosan Co., Ltd. (b)              699,638
          44 Mori Hills REIT Investment
                Corp. (b)                               55,760
          30 Mori Trust Sogo REIT, Inc. (b)             44,162
          14 Nippon Accommodations Fund,
                Inc. (b)                                61,716
          39 Nippon Building Fund, Inc. (b)            216,326
          54 Nippon Prologis REIT, Inc. (b)            117,285
       3,600 Nomura Real Estate Holdings,
                Inc. (b)                                84,533
         122 Nomura Real Estate Master Fund,
                Inc. (b)                               169,789
       3,252 NTT Urban Development Corp. (b)            39,700
          78 Orix JREIT, Inc. (b)                      121,461
          39 Premier Investment Corp. (b)               41,073
          27 Sekisui House REIT, Inc. (b)               36,319
          33 Sekisui House Residential
                Investment Corp. (b)                    36,372
      12,744 Sumitomo Realty & Development
                Co., Ltd. (b)                          476,200
       6,287 Tokyo Tatemono Co., Ltd. (b)               95,167
          27 Tokyu REIT, Inc. (b)                       36,663
          89 United Urban Investment Corp. (b)         139,418
                                               ---------------
                                                     4,788,659
                                               ---------------
             JERSEY -- 0.0%
       2,412 Phoenix Spree Deutschland Ltd. (b)         11,669
       9,123 Target Healthcare REIT Ltd.                13,184
                                               ---------------
                                                        24,853
                                               ---------------
             LUXEMBOURG -- 0.6%
         892 ADO Properties S.A. (b) (e)                50,170
      17,370 Aroundtown S.A. (b)                       134,559
       3,333 Grand City Properties S.A. (b)             79,728
                                               ---------------
                                                       264,457
                                               ---------------
             NETHERLANDS -- 0.4%
       1,461 Eurocommercial Properties N.V. (b)         60,329
         538 NSI N.V.                                   22,607
         557 Vastned Retail N.V. (b)                    26,570
       1,234 Wereldhave N.V. (b)                        47,188
                                               ---------------
                                                       156,694
                                               ---------------
             NEW ZEALAND -- 0.1%
      43,427 Kiwi Property Group Ltd. (b)               42,132
                                               ---------------


Page 38                 See Notes to Financial Statements

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

MARCH 31, 2018 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             NORWAY -- 0.1%
       3,348 Entra ASA (b) (e)                 $        45,704
                                               ---------------
             SINGAPORE -- 2.9%
      72,700 Ascendas Real Estate Investment
                Trust (b)                              146,438
      71,690 CapitaLand Commercial Trust (b)           100,494
      76,930 CapitaLand Ltd. (b)                       210,672
      70,583 CapitaLand Mall Trust (b)                 112,355
      23,700 CDL Hospitality Trusts (b)                 30,638
      14,400 City Developments Ltd. (b)                143,485
      40,222 Fortune Real Estate Investment
                Trust (b)                               48,838
      59,700 Keppel REIT (b)                            55,249
      58,221 Mapletree Commercial Trust (b)             69,843
      40,200 Mapletree Industrial Trust (b)             62,385
      62,653 Mapletree Logistics Trust (b)              58,910
      77,497 Suntec Real Estate Investment
                Trust (b)                              112,360
      15,000 UOL Group Ltd. (b)                         98,350
                                               ---------------
                                                     1,250,017
                                               ---------------
             SPAIN -- 0.8%
         312 Axiare Patrimonio SOCIMI
                S.A. (b)                                 6,348
       2,708 Hispania Activos Inmobiliarios
                SOCIMI S.A. (b)                         57,679
       8,737 Inmobiliaria Colonial Socimi
                S.A. (b)                               101,066
       2,737 Lar Espana Real Estate Socimi
                S.A. (b)                                32,857
      10,263 Merlin Properties Socimi S.A. (b)         157,214
                                               ---------------
                                                       355,164
                                               ---------------
             SWEDEN -- 1.5%
       8,250 Castellum AB (b)                          135,121
         494 Catena AB                                   9,750
       1,251 D Carnegie & Co. AB (c)                    18,458
       2,576 Dios Fastigheter AB (b)                    17,426
       4,038 Fabege AB (b)                              87,665
       2,967 Fastighets AB Balder,
                Class B (b) (c)                         74,669
       4,593 Hemfosa Fastigheter AB (b)                 55,795
       3,351 Hufvudstaden AB, Class A (b)               49,865
      17,265 Klovern AB, Class B (b)                    21,454
       5,776 Kungsleden AB (b)                          38,664
       2,296 Pandox AB (b)                              41,315
       5,830 Wallenstam AB, Class B (b)                 53,074
       2,030 Wihlborgs Fastigheter AB (b)               47,111
                                               ---------------
                                                       650,367
                                               ---------------
             SWITZERLAND -- 1.0%
         431 Allreal Holding AG (b)                     70,932
         187 Mobimo Holding AG (b)                      49,518
       1,201 PSP Swiss Property AG (b)                 117,195
       2,163 Swiss Prime Site AG (b)                   209,324
                                               ---------------
                                                       446,969
                                               ---------------


SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             UNITED KINGDOM -- 4.9%
      71,699 Assura PLC (b)                    $        59,612
       4,442 Big Yellow Group PLC (b)                   53,215
      30,131 British Land (The) Co. PLC (b)            271,611
      22,377 Capital & Counties Properties
                PLC (b)                                 85,462
      16,539 Capital & Regional PLC (b)                 12,468
      10,876 Custodian REIT PLC                         17,243
         139 Daejan Holdings PLC                        11,681
       3,064 Derwent London PLC (b)                    133,376
      17,945 Empiric Student Property PLC (b)           20,742
      11,795 GCP Student Living PLC (b)                 22,985
      12,541 Grainger PLC (b)                           50,845
       8,606 Great Portland Estates PLC (b)             80,312
      24,287 Hammerson PLC (b)                         183,081
      12,316 Hansteen Holdings PLC (b)                  22,067
       3,009 Helical PLC                                13,636
      27,128 Intu Properties PLC (b)                    79,041
      21,814 Land Securities Group PLC (b)             287,005
      19,554 LondonMetric Property PLC (b)              48,924
       9,126 NewRiver REIT PLC (b)                      36,860
      18,102 Primary Health Properties PLC              27,988
       6,231 Safestore Holdings PLC (b)                 42,967
      30,528 Segro PLC (b)                             257,638
       7,016 Shaftesbury PLC (b)                        96,565
      41,721 Tritax Big Box REIT PLC (b)                84,531
       7,277 UNITE Group (The) PLC (b)                  80,753
       3,682 Workspace Group PLC (b)                    51,259
                                               ---------------
                                                     2,131,867
                                               ---------------
             UNITED STATES -- 49.8%
       2,517 Acadia Realty Trust                        61,918
         859 Agree Realty Corp.                         41,266
          65 Alexander's, Inc.                          24,780
       3,056 Alexandria Real Estate Equities,
                Inc.                                   381,664
       1,225 American Assets Trust, Inc.                40,927
       4,155 American Campus Communities,
                Inc.                                   160,466
       7,375 American Homes 4 Rent, Class A            148,090
       4,765 Apartment Investment &
                Management Co., Class A                194,174
       6,407 Apple Hospitality REIT, Inc.              112,571
       2,332 Ashford Hospitality Trust, Inc.            15,065
       4,207 AvalonBay Communities, Inc.               691,883
       4,706 Boston Properties, Inc.                   579,873
       5,270 Brandywine Realty Trust                    83,688
       9,319 Brixmor Property Group, Inc.              142,115
       2,774 Camden Property Trust                     233,515
       2,288 CareTrust REIT, Inc.                       30,659
       5,115 CBL & Associates Properties, Inc.          21,330
       1,355 Chatham Lodging Trust                      25,948
       1,795 Chesapeake Lodging Trust                   49,919
       3,655 Columbia Property Trust, Inc.              74,781
       3,038 Corporate Office Properties Trust          78,472
      12,687 Cousins Properties, Inc.                  110,123
       5,494 CubeSmart                                 154,931
       2,848 DCT Industrial Trust, Inc.                160,456


                        See Notes to Financial Statements                Page 39

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

MARCH 31, 2018 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             UNITED STATES (CONTINUED)
       9,438 DDR Corp.                         $        69,181
       6,069 DiamondRock Hospitality Co.                63,360
       6,239 Digital Realty Trust, Inc.                657,466
       4,857 Douglas Emmett, Inc.                      178,543
      10,856 Duke Realty Corp.                         287,467
       1,280 Easterly Government Properties,
                Inc.                                    26,112
       1,032 EastGroup Properties, Inc.                 85,305
       2,309 Education Realty Trust, Inc.               75,620
       3,928 Empire State Realty Trust, Inc.,
                Class A                                 65,951
       1,915 EPR Properties                            106,091
       2,533 Equity LifeStyle Properties, Inc.         222,321
      10,894 Equity Residential                        671,288
       1,996 Essex Property Trust, Inc.                480,397
       3,716 Extra Space Storage, Inc.                 324,630
       2,226 Federal Realty Investment Trust           258,461
       3,610 First Industrial Realty Trust,
                Inc.                                   105,520
       7,412 Forest City Realty Trust, Inc.,
                Class A                                150,167
       1,872 Four Corners Property Trust, Inc.          43,225
       3,171 Franklin Street Properties Corp.           26,668
       6,130 Gaming and Leisure Properties,
                Inc.                                   205,171
         939 Getty Realty Corp.                         23,682
      18,822 GGP, Inc.                                 385,098
       2,057 Global Net Lease, Inc.                     34,722
       2,957 Government Properties Income
                Trust                                   40,393
       4,857 Gramercy Property Trust                   105,543
      14,342 HCP, Inc.                                 333,165
       3,723 Healthcare Realty Trust, Inc.             103,164
       6,186 Healthcare Trust of America, Inc.,
                Class A                                163,620
       1,177 Hersha Hospitality Trust                   21,068
       3,104 Highwoods Properties, Inc.                136,017
       4,954 Hospitality Properties Trust              125,534
      22,299 Host Hotels & Resorts, Inc.               415,653
       4,767 Hudson Pacific Properties, Inc.           155,071
       3,658 Investors Real Estate Trust                18,985
       8,945 Invitation Homes, Inc.                    204,214
       2,627 JBG SMITH Properties                       88,556
       3,673 Kennedy-Wilson Holdings, Inc.              63,910
       2,945 Kilroy Realty Corp.                       208,977
      12,609 Kimco Realty Corp.                        181,570
       2,513 Kite Realty Group Trust                    38,273
       3,454 LaSalle Hotel Properties                  100,201
       7,139 Lexington Realty Trust                     56,184
       4,490 Liberty Property Trust                    178,388
       1,398 Life Storage, Inc.                        116,761
       1,194 LTC Properties, Inc.                       45,372
       4,177 Macerich (The) Co.                        233,996
       2,747 Mack-Cali Realty Corp.                     45,902
      11,048 Medical Properties Trust, Inc.            143,624
       3,460 Mid-America Apartment
                Communities, Inc.                      315,690


SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             UNITED STATES (CONTINUED)
       2,254 Monmouth Real Estate Investment
                Corp.                          $        33,900
       1,222 National Health Investors, Inc.            82,228
       4,671 National Retail Properties, Inc.          183,383
       1,527 National Storage Affiliates Trust          38,297
       2,491 New Senior Investment Group, Inc.          20,376
       5,938 Omega Healthcare Investors, Inc.          160,564
       6,281 Paramount Group, Inc.                      89,441
       5,444 Park Hotels & Resorts, Inc.               147,097
       2,089 Pebblebrook Hotel Trust                    71,757
       2,077 Pennsylvania Real Estate
                Investment Trust                        20,043
       5,463 Physicians Realty Trust                    85,059
       4,330 Piedmont Office Realty Trust,
                Inc., Class A                           76,165
      16,110 Prologis, Inc.                          1,014,769
         600 PS Business Parks, Inc.                    67,824
       4,522 Public Storage                            906,164
       1,496 QTS Realty Trust, Inc., Class A            54,185
       2,868 Quality Care Properties, Inc. (c)          55,725
       2,385 Ramco-Gershenson Properties
                Trust                                   29,479
       8,610 Realty Income Corp.                       445,395
       4,553 Regency Centers Corp.                     268,536
       3,286 Retail Opportunity Investments
                Corp.                                   58,064
       6,698 Retail Properties of America,
                Inc., Class A                           78,099
       2,346 Rexford Industrial Realty, Inc.            67,541
       5,148 RLJ Lodging Trust                         100,077
       1,342 Ryman Hospitality Properties, Inc.        103,938
       5,383 Sabra Health Care REIT, Inc.               95,010
         344 Saul Centers, Inc.                         17,534
       1,922 Select Income REIT                         37,441
       7,182 Senior Housing Properties Trust           112,470
         775 Seritage Growth Properties,
                Class A                                 27,551
       9,504 Simon Property Group, Inc.              1,466,942
       2,762 SL Green Realty Corp.                     267,444
      13,911 Spirit Realty Capital, Inc.               107,949
       2,875 STAG Industrial, Inc.                      68,770
       5,205 STORE Capital Corp.                       129,188
       3,146 Summit Hotel Properties, Inc.              42,817
       2,319 Sun Communities, Inc.                     211,887
       6,848 Sunstone Hotel Investors, Inc.            104,227
       2,811 Tanger Factory Outlet Centers,
                Inc.                                    61,842
       1,800 Taubman Centers, Inc.                     102,438
       1,650 Terreno Realty Corp.                       56,942
       1,447 Tier REIT, Inc.                            26,741
       8,103 UDR, Inc.                                 288,629
         385 Universal Health Realty Income
                Trust                                   23,139
       3,138 Urban Edge Properties                      66,996
         896 Urstadt Biddle Properties, Inc.,
                Class A                                 17,293
      10,836 Ventas, Inc.                              536,707


Page 40                 See Notes to Financial Statements

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

MARCH 31, 2018 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             UNITED STATES (CONTINUED)
      29,830 VEREIT, Inc.                      $       207,617
       8,256 VICI Properties, Inc.                     151,250
       5,253 Vornado Realty Trust                      353,527
       5,660 Washington Prime Group, Inc.               37,752
       2,394 Washington Real Estate Investment
                Trust                                   65,356
       3,663 Weingarten Realty Investors               102,857
      11,330 Welltower, Inc.                           616,692
       3,221 WP Carey, Inc.                            199,670
       3,266 Xenia Hotels & Resorts, Inc.               64,406
                                               ---------------
                                                    21,732,081
                                               ---------------
             TOTAL COMMON STOCKS -- 99.0%           43,201,563
             (Cost $40,517,021)                ---------------

             INVESTMENT COMPANIES (a) -- 0.2%
             GUERNSEY -- 0.2%
      16,120 F&C Commercial Property Trust
                Ltd.                                    31,979
      13,055 MedicX Fund Ltd. (b)                       14,390
      16,524 Picton Property Income Ltd.                19,543
      19,990 UK Commercial Property Trust
                Ltd.                                    25,101
                                               ---------------
             TOTAL INVESTMENT
                COMPANIES -- 0.2%                       91,013
             (Cost $89,262)                    ---------------

             RIGHTS (a) -- 0.0%
             UNITED KINGDOM -- 0.0%
       1,064 Primary Health Properties
                PLC, expiring 7/26/18 (b) (c)               33
             (Cost $0)                         ---------------

             MONEY MARKET FUNDS -- 0.3%
     129,259 Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 1.56% (f)                      129,259
             (Cost $129,259)                   ---------------

             TOTAL INVESTMENTS -- 99.5%             43,421,868
             (Cost $40,735,542) (g)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.5%                    196,681
                                               ---------------
             NET ASSETS -- 100.0%              $    43,618,549
                                               ===============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2018, securities noted as such are valued at $19,876,189 or 45.6% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   Non-income producing security.

(d) This is a restricted security which cannot be traded as a result of the in-specie distribution. It was acquired on August 6, 2009 at a cost of $0 and has a carrying value per share of $0.

(e) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(f)   Rate shown reflects yield as of March 31, 2018.

(g) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $5,740,947 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,054,621. The net unrealized appreciation was $2,686,326.


                        See Notes to Financial Statements                Page 41

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

MARCH 31, 2018 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                     TOTAL
                    VALUE AT
                   3/31/2018        LEVEL 1         LEVEL 2          LEVEL 3
                 ---------------------------------------------------------------
Common
   Stocks:
Austria          $      103,159  $       32,288  $       70,871  $            --
Belgium                 286,703          14,719         271,984               --
Canada                1,312,572       1,312,572              --               --
France                1,469,851          19,786       1,450,065               --
Guernsey                 75,031          38,792          36,239               --
Ireland                  95,105          37,699          57,406               --
Isle of Man              17,313          17,313              --               --
Jersey                   24,853          13,184          11,669               --
Netherlands             156,694          22,607         134,087               --
Sweden                  650,367          28,208         622,159               --
United Kingdom        2,131,867          70,548       2,061,319               --
United States        21,732,081      21,732,081              --               --
Other Country
   Categories*       15,145,967              --      15,145,967               --
                 ---------------------------------------------------------------
Total Common
   Stocks            43,201,563      23,339,797      19,861,766               --
Investment
Companies*               91,013          76,623          14,390               --
Rights*                      33              --              33               --
Money Market
Funds                   129,259         129,259              --               --
                 ---------------------------------------------------------------
Total
   Investments   $   43,421,868  $   23,545,679  $   19,876,189  $            --
                 ===============================================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. As of March 31, 2018, the Fund transferred investments valued at $19,321,080 from Level 1 to Level 2 of the fair value hierarchy. The investments that transferred from Level 1 to Level 2 did so as a result of being fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close on the last business day of the period exceeding a certain threshold. Previously, these investments were valued based on quoted prices.


                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
--------------------------------------------------------------
United States Dollar                                50.9%
Japanese Yen                                        11.0
Euro                                                10.7
Hong Kong Dollar                                     7.8
Australian Dollar                                    5.6
British Pound Sterling                               5.4
Canadian Dollar                                      3.0
Singapore Dollar                                     2.8
Swedish Krona                                        1.5
Swiss Franc                                          1.0
Norwegian Krone                                      0.1
Israeli Shekel                                       0.1
New Zealand Dollar                                   0.1
                                                   ------
     Total                                         100.0%
                                                   ======


Page 42                 See Notes to Financial Statements

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2018 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (a) -- 99.0%
             AUSTRALIA -- 15.0%
     230,955 Australia & New Zealand Banking
                Group Ltd. (b)                 $     4,806,944
     678,626 Bendigo and Adelaide Bank
                Ltd. (b)                             5,166,979
      88,649 Commonwealth Bank of
                Australia (b)                        4,957,408
     404,560 Crown Resorts Ltd. (b)                  3,973,205
   1,790,768 Fortescue Metals Group Ltd. (b)         6,032,510
   1,888,618 Harvey Norman Holdings Ltd. (b)         5,399,820
     230,890 JB Hi-Fi Ltd. (b)                       4,616,392
      54,208 Macquarie Group Ltd. (b)                4,322,387
     261,394 National Australia Bank Ltd. (b)        5,770,669
     457,981 Suncorp Group Ltd. (b)                  4,723,364
     944,363 Sydney Airport (b)                      4,896,308
   1,297,231 Tabcorp Holdings Ltd. (b)               4,399,042
   2,425,195 Telstra Corp., Ltd. (b)                 5,870,607
     156,955 Wesfarmers Ltd. (b)                     5,029,594
     241,970 Westpac Banking Corp. (b)               5,359,495
                                               ---------------
                                                    75,324,724
                                               ---------------
             BERMUDA -- 0.9%
     348,177 VTech Holdings Ltd. (b)                 4,418,427
                                               ---------------
             CANADA -- 12.7%
      62,281 Bank of Nova Scotia (The)               3,836,395
     114,218 BCE, Inc.                               4,915,004
      46,528 Canadian Imperial Bank of
                Commerce                             4,106,931
     207,212 CI Financial Corp.                      4,439,051
   1,544,292 Element Fleet Management Corp.          4,974,434
     159,858 Emera, Inc.                             5,057,486
     145,173 Genworth MI Canada, Inc.                4,619,935
     173,161 IGM Financial, Inc.                     5,063,046
      73,611 National Bank of Canada                 3,464,719
     154,933 Norbord, Inc.                           5,617,201
     217,549 Russel Metals, Inc.                     4,738,173
     231,251 Shaw Communications, Inc.,
                Class B                              4,455,039
     110,695 TELUS Corp.                             3,887,020
     107,083 TransCanada Corp.                       4,428,441
                                               ---------------
                                                    63,602,875
                                               ---------------
             CAYMAN ISLANDS -- 1.1%
     519,854 Phoenix Group Holdings (b)              5,562,948
                                               ---------------
             DENMARK -- 0.8%
     167,924 Tryg A/S (b)                            3,912,489
                                               ---------------
             FINLAND -- 3.6%
     251,750 Fortum OYJ (b)                          5,408,350
     116,519 Metso OYJ (b)                           3,676,235
      83,751 Nokian Renkaat OYJ (b)                  3,803,506
      92,372 Sampo OYJ, Class A (b)                  5,146,300
                                               ---------------
                                                    18,034,391
                                               ---------------
             FRANCE -- 8.5%
     161,984 AXA S.A. (b)                            4,306,027
      55,075 BNP Paribas S.A. (b)                    4,084,405
      75,232 Bouygues S.A. (b)                       3,772,003


SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             FRANCE (CONTINUED)
     117,595 Casino Guichard Perrachon
                S.A. (b)                       $     5,759,667
     158,592 CNP Assurances (b)                      4,003,535
     388,976 Engie S.A. (b)                          6,495,318
     165,587 Lagardere S.C.A. (b)                    4,729,856
     569,778 Natixis S.A. (b)                        4,675,206
      85,308 TOTAL S.A. (b)                          4,889,833
                                               ---------------
                                                    42,715,850
                                               ---------------
             GERMANY -- 2.8%
     117,080 Aareal Bank AG (b)                      5,585,435
      16,456 Allianz SE (b)                          3,720,001
      56,874 Daimler AG (b)                          4,845,672
                                               ---------------
                                                    14,151,108
                                               ---------------
             HONG KONG -- 1.9%
   2,443,902 New World Development Co.,
                Ltd. (b)                             3,483,183
  10,732,911 PCCW Ltd. (b)                           6,229,039
                                               ---------------
                                                     9,712,222
                                               ---------------
             IRELAND -- 0.9%
      77,448 Seagate Technology PLC                  4,532,257
                                               ---------------
             ITALY -- 3.1%
     249,048 Assicurazioni Generali S.p.A. (b)       4,787,264
     558,591 Banca Mediolanum S.p.A. (b)             4,880,156
     321,598 Eni S.p.A. (b)                          5,665,039
                                               ---------------
                                                    15,332,459
                                               ---------------
             JAPAN -- 0.8%
      95,778 Aozora Bank Ltd. (b)                    3,844,181
                                               ---------------
             LUXEMBOURG -- 1.0%
     363,877 SES S.A. (b)                            4,925,434
                                               ---------------
             NETHERLANDS -- 1.9%
     630,498 Aegon N.V. (b)                          4,253,860
      51,921 BE Semiconductor Industries
                N.V. (b)                             5,326,078
                                               ---------------
                                                     9,579,938
                                               ---------------
             NEW ZEALAND -- 1.3%
   2,790,421 Spark New Zealand Ltd. (b)              6,770,781
                                               ---------------
             NORWAY -- 0.7%
     159,238 Statoil ASA (b)                         3,768,841
                                               ---------------
             PORTUGAL -- 1.4%
   1,814,964 EDP-Energias de Portugal S.A. (b)       6,896,157
                                               ---------------
             SINGAPORE -- 2.1%
   1,889,340 Singapore Telecommunications
                Ltd. (b)                             4,879,598
   3,213,616 StarHub Ltd. (b)                        5,656,839
                                               ---------------
                                                    10,536,437
                                               ---------------
             SPAIN -- 4.0%
     213,290 Gas Natural SDG S.A. (b)                5,090,826
   1,459,663 Mapfre S.A. (b)                         4,856,282
     266,059 Red Electrica Corp., S.A. (b)           5,492,108
     471,821 Telefonica S.A. (b)                     4,674,268
                                               ---------------
                                                    20,113,484
                                               ---------------


                        See Notes to Financial Statements                Page 43

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

MARCH 31, 2018 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             SWEDEN -- 5.4%
     253,242 JM AB (b)                         $     5,763,833
     577,593 Nordea Bank AB (b)                      6,180,225
     459,810 Skandinaviska Enskilda
                Banken AB, Class A (b)               4,830,905
     224,900 Swedbank AB, Class A (b)                5,053,581
   1,118,326 Telia Co., AB (b)                       5,269,256
                                               ---------------
                                                    27,097,800
                                               ---------------
             SWITZERLAND -- 2.8%
      47,140 Swiss Re AG (b)                         4,811,426
       7,416 Swisscom AG (b)                         3,679,108
      16,508 Zurich Insurance Group AG (b)           5,445,368
                                               ---------------
                                                    13,935,902
                                               ---------------
             UNITED KINGDOM -- 11.9%
      64,157 AstraZeneca PLC (b)                     4,410,221
     257,670 Bovis Homes Group PLC (b)               4,116,889
   1,791,801 BT Group PLC (b)                        5,719,077
   1,980,443 Dixons Carphone PLC (b)                 5,178,638
     803,453 Galliford Try PLC (b)                   9,441,750
     499,899 HSBC Holdings PLC (b)                   4,694,398
   1,425,286 Legal & General Group PLC (b)           5,164,160
     172,084 Royal Dutch Shell PLC, Class A (b)      5,444,471
   1,045,114 Standard Life Aberdeen PLC (b)          5,275,390
     597,584 Tate & Lyle PLC (b)                     4,564,119
     565,385 United Utilities Group PLC (b)          5,677,985
                                               ---------------
                                                    59,687,098
                                               ---------------
             UNITED STATES -- 14.4%
     137,928 AT&T, Inc.                              4,917,133
     141,959 CenterPoint Energy, Inc.                3,889,677
     631,718 CenturyLink, Inc.                      10,379,127
      31,329 Chevron Corp.                           3,572,759
     130,285 FirstEnergy Corp.                       4,430,993
     491,563 Ford Motor Co.                          5,446,518
     561,573 GameStop Corp., Class A                 7,087,051
     333,122 Guess?, Inc.                            6,908,950
      61,550 Helmerich & Payne, Inc.                 4,096,768
      52,334 Kohl's Corp.                            3,428,401
      65,318 PacWest Bancorp                         3,235,201
     113,999 Southern (The) Co.                      5,091,195
     102,579 Tupperware Brands Corp.                 4,962,772
     230,425 Waddell & Reed Financial, Inc.,
                Class A                              4,656,889
                                               ---------------
                                                    72,103,434
                                               ---------------
             TOTAL COMMON STOCKS -- 99.0%          496,559,237
             (Cost $484,604,523)               ---------------

             RIGHTS (a) -- 0.2%
             UNITED KINGDOM -- 0.2%
     267,817 Galliford Try PLC,
                expiring 9/12/18 (c)                 1,052,090
             (Cost $0)                         ---------------


SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             MONEY MARKET FUNDS -- 0.1%
     774,785 Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 1.56% (d)              $       774,785
             (Cost $774,785)                   ---------------

             TOTAL INVESTMENTS -- 99.3%            498,386,112
             (Cost $485,379,308) (e)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.7%                  3,374,937
                                               ---------------
             NET ASSETS -- 100.0%              $   501,761,049
                                               ===============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2018, securities noted as such are valued at $356,320,671 or 71.0% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   Non-income producing security.

(d)   Rate shown reflects yield as of March 31, 2018.

(e) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $41,865,582 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $28,858,778. The net unrealized appreciation was $13,006,804.


Page 44                 See Notes to Financial Statements

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

MARCH 31, 2018 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                     TOTAL
                    VALUE AT
                   3/31/2018        LEVEL 1         LEVEL 2          LEVEL 3
                 ---------------------------------------------------------------
Common
   Stocks:
Canada           $   63,602,875  $   63,602,875  $           --  $            --
Ireland               4,532,257       4,532,257              --               --
United States        72,103,434      72,103,434              --               --
Other Country
   Categories*      356,320,671              --     356,320,671               --
                 ---------------------------------------------------------------
Total Common
   Stocks           496,559,237     140,238,566     356,320,671               --
Rights*               1,052,090       1,052,090              --               --
Money Market
   Funds                774,785         774,785              --               --
                 ---------------------------------------------------------------
Total
   Investments   $  498,386,112  $  142,065,441  $  356,320,671  $            --
                 ===============================================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. As of March 31, 2018, the Fund transferred common stocks valued at $261,824,462 from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of being fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close on the last business day of the period exceeding a certain threshold. Previously, these common stocks were valued based on quoted prices.


                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
--------------------------------------------------------------
Euro                                                26.4%
United States Dollar                                15.5
Australian Dollar                                   15.1
British Pound Sterling                              13.3
Canadian Dollar                                     12.8
Swedish Krona                                        5.4
Hong Kong Dollar                                     2.8
Swiss Franc                                          2.8
Singapore Dollar                                     2.1
New Zealand Dollar                                   1.4
Danish Krone                                         0.8
Japanese Yen                                         0.8
Norwegian Krone                                      0.8
                                                   ------
     Total                                         100.0%
                                                   ======


                        See Notes to Financial Statements                Page 45

FIRST TRUST GLOBAL WIND ENERGY ETF (FAN)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2018 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (a) -- 99.7%
             AUSTRALIA -- 4.4%
     100,577 AGL Energy Ltd. (b)               $     1,685,732
   4,640,995 Infigen Energy (b) (c)                  2,094,629
                                               ---------------
                                                     3,780,361
                                               ---------------
             BERMUDA -- 1.4%
  26,595,732 Concord New Energy Group
                Ltd. (b)                             1,208,219
                                               ---------------
             CANADA -- 5.7%
     281,629 Boralex, Inc., Class A                  4,890,007
                                               ---------------
             CAYMAN ISLANDS -- 3.6%
   1,986,009 China High Speed Transmission
                Equipment Group Co.,
                Ltd. (b) (d)                         3,132,253
                                               ---------------
             CHINA -- 13.4%
  10,313,054 China Longyuan Power Group
                Corp., Ltd., Class H (b)             7,964,582
     455,249 China Suntien Green Energy Corp.,
                Ltd., Class H (b)                      128,545
   2,176,441 Xinjiang Goldwind Science &
                Technology Co., Ltd.,
                Class H (b) (d)                      3,512,739
                                               ---------------
                                                    11,605,866
                                               ---------------
             DENMARK -- 16.0%
     109,834 Orsted A/S (b) (e)                      7,146,011
      94,311 Vestas Wind Systems A/S (b)             6,748,135
                                               ---------------
                                                    13,894,146
                                               ---------------
             FRANCE -- 2.1%
     109,103 Engie S.A. (b)                          1,821,857
                                               ---------------
             GERMANY -- 10.7%
     168,028 E. ON SE (b)                            1,867,144
     296,478 Nordex SE (b) (c) (d)                   2,584,616
     320,269 PNE Wind AG (b)                         1,033,564
      85,600 RWE AG (b) (c)                          2,115,882
      12,953 Siemens AG (b)                          1,652,770
                                               ---------------
                                                     9,253,976
                                               ---------------
             GREECE -- 1.5%
     216,407 Terna Energy S.A. (b)                   1,326,852
                                               ---------------
             ITALY -- 4.0%
     293,936 Enel S.p.A. (b)                         1,798,659
      54,193 Prysmian S.p.A. (b)                     1,701,779
                                               ---------------
                                                     3,500,438
                                               ---------------
             JAPAN -- 3.7%
      93,810 Mitsui & Co., Ltd. (b)                  1,614,270
     168,304 Toray Industries, Inc. (b)              1,600,983
                                               ---------------
                                                     3,215,253
                                               ---------------
             NETHERLANDS -- 1.5%
      54,581 SIF Holding N.V. (b) (d)                1,276,695
                                               ---------------
             PORTUGAL -- 2.2%
     510,246 EDP-Energias de Portugal S.A. (b)       1,938,736
                                               ---------------


SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             SOUTH KOREA -- 1.1%
       8,623 Dongkuk Structures & Construction
                Co., Ltd. (b)                  $        40,443
     320,745 Unison Co., Ltd. (b) (c)                  938,027
                                               ---------------
                                                       978,470
                                               ---------------
             SPAIN -- 12.6%
       6,564 Acciona S.A. (b)                          499,046
      81,196 Endesa S.A. (b)                         1,788,765
     231,190 Iberdrola S.A. (b)                      1,700,033
     429,410 Siemens Gamesa Renewable
                Energy S.A. (b) (d)                  6,901,892
                                               ---------------
                                                    10,889,736
                                               ---------------
             SWEDEN -- 1.9%
      81,372 SKF AB, Class B (b) (d)                 1,667,074
                                               ---------------
             SWITZERLAND -- 2.5%
      70,214 ABB Ltd. (b)                            1,669,562
       5,896 BKW AG (b)                                392,205
         116 Gurit Holding AG (b)                       94,547
                                               ---------------
                                                     2,156,314
                                               ---------------
             UNITED STATES -- 11.4%
      44,326 Alliant Energy Corp.                    1,811,160
      91,664 American Superconductor
                Corp. (c) (d)                          533,485
      22,741 Duke Energy Corp.                       1,761,745
     121,421 General Electric Co.                    1,636,755
      11,259 NextEra Energy, Inc.                    1,838,933
      38,225 Trinity Industries, Inc.                1,247,282
      14,234 Woodward, Inc.                          1,020,008
                                               ---------------
                                                     9,849,368
                                               ---------------
             TOTAL COMMON STOCKS -- 99.7%           86,385,621
             (Cost $81,792,392)                ---------------

             MONEY MARKET FUNDS -- 5.2%
   4,496,137 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                1.62% (f) (g)                        4,496,137
       4,953 Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 1.56% (f)                        4,953
                                               ---------------
             TOTAL MONEY MARKET FUNDS
                -- 5.2%                              4,501,090
             (Cost $4,501,090)                 ---------------


Page 46                 See Notes to Financial Statements

FIRST TRUST GLOBAL WIND ENERGY ETF (FAN)

MARCH 31, 2018 (UNAUDITED)

 PRINCIPAL
   VALUE     DESCRIPTION                                 VALUE
--------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 8.0%
$    128,197 BNP Paribas S.A., 1.73% (f),
                dated 03/29/18, due 04/02/18,
                with a maturity value
                of $128,222. Collateralized by
                U.S. Treasury Note, interest
                rate of 2.625%, due 11/15/20.
                The value of the collateral
                including accrued interest is
                $132,047. (g)                  $       128,197
   6,753,429 JPMorgan Chase & Co.,
                1.72% (f), dated 03/29/18, due
                04/02/18, with a maturity value
                of $6,754,720. Collateralized
                by U.S. Treasury Notes,
                interest rates of 1.125% to
                1.875%, due 06/30/21 to
                03/31/22. The value of the
                collateral including accrued
                interest is $6,929,146. (g)          6,753,429
                                               ---------------
             TOTAL REPURCHASE AGREEMENTS
                -- 8.0%                              6,881,626
             (Cost $6,881,626)                 ---------------

             TOTAL INVESTMENTS -- 112.9%            97,768,337
             (Cost $93,175,108) (h)
             NET OTHER ASSETS AND
                LIABILITIES -- (12.9)%             (11,142,354)
                                               ---------------
             NET ASSETS -- 100.0%              $    86,625,983
                                               ===============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2018, securities noted as such are valued at $71,646,246 or 82.7% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   Non-income producing security.

(d) All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $10,939,679 and the total value of the collateral held by the Fund is $11,377,763.

(e) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(f)   Rate shown reflects yield as of March 31, 2018.

(g)   This security serves as collateral for securities on loan.

(h) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $7,845,191 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,251,962. The net unrealized appreciation was $4,593,229.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                     TOTAL
                    VALUE AT
                   3/31/2018        LEVEL 1         LEVEL 2          LEVEL 3
                 ---------------------------------------------------------------
Common
   Stocks:
Canada           $    4,890,007  $    4,890,007  $           --  $            --
United States         9,849,368       9,849,368              --               --
Other Country
   Categories*       71,646,246              --      71,646,246               --
                 ---------------------------------------------------------------
Total Common
   Stocks            86,385,621      14,739,375      71,646,246               --
Money Market
   Funds              4,501,090       4,501,090              --               --
Repurchase
   Agreements         6,881,626              --       6,881,626               --
                 ---------------------------------------------------------------
Total
   Investments   $   97,768,337  $   19,240,465  $   78,527,872  $            --
                 ===============================================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. As of March 31, 2018, the Fund transferred common stocks valued at $69,065,108 from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of being fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close on the last business day of the period exceeding a certain threshold. Previously, these common stocks were valued based on quoted prices.


                        See Notes to Financial Statements                Page 47

FIRST TRUST GLOBAL WIND ENERGY ETF (FAN)

MARCH 31, 2018 (UNAUDITED)

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
--------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $    10,939,679
Non-cash Collateral(2)                             (10,939,679)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At March 31, 2018, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
--------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $     6,881,626
Non-cash Collateral(4)                              (6,881,626)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At March 31, 2018, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
--------------------------------------------------------------
Euro                                                30.7%
United States Dollar                                21.7
Hong Kong Dollar                                    16.3
Danish Krone                                        14.2
Canadian Dollar                                      5.0
Australian Dollar                                    3.9
Japanese Yen                                         3.3
Swiss Franc                                          2.2
Swedish Krona                                        1.7
South Korean Won                                     1.0
                                                   ------
     Total                                         100.0%
                                                   ======


Page 48                 See Notes to Financial Statements

FIRST TRUST GLOBAL ENGINEERING AND CONSTRUCTION ETF (FLM)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2018 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (a) -- 99.5%
             AUSTRALIA -- 3.8%
       9,093 CIMIC Group Ltd. (b)              $       312,959
      68,991 Downer EDI Ltd. (b)                       342,904
       8,728 Monadelphous Group Ltd. (b)               102,885
                                               ---------------
                                                       758,748
                                               ---------------
             CANADA -- 3.5%
      10,451 SNC-Lavalin Group, Inc.                   458,892
      10,044 Stantec, Inc.                             247,835
                                               ---------------
                                                       706,727
                                               ---------------
             CAYMAN ISLANDS -- 1.5%
     247,402 China State Construction
                International Holdings Ltd. (b)        303,839
                                               ---------------
             CHINA -- 4.2%
     444,575 China Communications
                Construction Co., Ltd.,
                Class H (b)                            459,729
     532,227 China Railway Group Ltd.,
                Class H (b)                            370,672
                                               ---------------
                                                       830,401
                                               ---------------
             FINLAND -- 0.3%
       6,883 YIT OYJ (b)                                57,655
                                               ---------------
             FRANCE -- 8.6%
      11,011 Bouygues S.A. (b)                         552,073
       4,830 Eiffage S.A. (b)                          550,095
       6,204 Vinci S.A. (b)                            611,064
                                               ---------------
                                                     1,713,232
                                               ---------------
             GERMANY -- 2.2%
       2,367 HOCHTIEF AG (b)                           442,461
                                               ---------------
             IRELAND -- 2.2%
      10,282 Kingspan Group PLC (b)                    435,411
                                               ---------------
             ITALY -- 0.2%
      16,243 Salini Impregilo S.p.A. (b) (c)            48,214
                                               ---------------
             JAPAN -- 29.6%
      34,600 Chiyoda Corp. (b) (c)                     323,875
      15,000 COMSYS Holdings Corp. (b)                 398,791
      27,100 JGC Corp. (b)                             590,037
      56,000 Kajima Corp. (b)                          526,477
      13,500 Kandenko Co., Ltd. (b)                    154,719
      15,600 Kinden Corp. (b)                          260,952
       7,670 Kumagai Gumi Co., Ltd. (b)                241,802
      13,500 Kyowa Exeo Corp. (b)                      361,363
      22,500 Maeda Corp. (b)                           262,871
       7,000 Maeda Road Construction Co.,
                Ltd. (b)                               140,625
       3,000 Nippo Corp. (b)                            67,630
       8,120 Nishimatsu Construction Co.,
                Ltd. (b)                               202,050
      42,100 Obayashi Corp. (b)                        463,768
       4,800 Okumura Corp. (b)                         187,639
      36,500 Penta-Ocean Construction Co.,
                Ltd. (b)                               269,292
       1,700 Raito Kogyo Co., Ltd. (b)                  17,985
      45,400 Shimizu Corp. (b)                         405,002


SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             JAPAN (CONTINUED)
       1,400 SHO-BOND Holdings Co.,
                Ltd. (b)                       $       104,297
      11,400 Taisei Corp. (b)                          584,703
      33,000 Toda Corp. (b)                            239,857
       4,000 Toshiba Plant Systems & Services
                Corp. (b)                               87,468
                                               ---------------
                                                     5,891,203
                                               ---------------
             NETHERLANDS -- 5.1%
       6,434 Arcadis N.V. (b)                          126,642
      11,382 Boskalis Westminster (b)                  333,609
      25,233 Chicago Bridge & Iron Co. N.V.            363,355
      41,036 Koninklijke BAM Groep
                N.V. (b) (c)                           191,532
                                               ---------------
                                                     1,015,138
                                               ---------------
             NORWAY -- 0.2%
       4,394 Veidekke ASA (b)                           49,358
                                               ---------------
             PANAMA -- 1.2%
      38,954 McDermott International, Inc. (d)         237,230
                                               ---------------
             PHILIPPINES -- 0.7%
      22,170 Manila Electric Co. (b)                   135,233
                                               ---------------
             SOUTH KOREA -- 2.5%
      47,159 Daewoo Engineering &
                Construction Co., Ltd. (b) (d)         232,049
       9,511 GS Engineering & Construction
                Corp. (b)                              268,044
                                               ---------------
                                                       500,093
                                               ---------------
             SPAIN -- 5.3%
      14,339 ACS Actividades de Construccion
                y Servicios S.A. (b)                   559,444
      31,235 Obrascon Huarte Lain S.A. (b) (d)         133,655
      39,042 Sacyr S.A. (b)                            104,458
       8,445 Tecnicas Reunidas S.A. (b) (c)            249,682
                                               ---------------
                                                     1,047,239
                                               ---------------
             SWEDEN -- 4.7%
      11,881 NCC AB, Class B (b)                       226,512
      22,528 Peab AB (b)                               203,390
      24,998 Skanska AB, Class B (b)                   512,530
                                               ---------------
                                                       942,432
                                               ---------------
             UNITED KINGDOM -- 2.0%
      76,128 Balfour Beatty PLC (b)                    286,120
       9,000 Galliford Try PLC (b)                     105,763
                                               ---------------
                                                       391,883
                                               ---------------
             UNITED STATES -- 21.7%
      12,568 AECOM (d)                                 447,798
       4,482 Dycom Industries, Inc. (d)                482,398
       5,836 EMCOR Group, Inc.                         454,799
      11,888 Fluor Corp.                               680,231
       5,682 Granite Construction, Inc.                317,397
       8,316 Jacobs Engineering Group, Inc.            491,891
      19,846 KBR, Inc.                                 321,307
      10,509 MasTec, Inc. (d)                          494,448
      14,531 Quanta Services, Inc. (d)                 499,140


                        See Notes to Financial Statements                Page 49

FIRST TRUST GLOBAL ENGINEERING AND CONSTRUCTION ETF (FLM)

MARCH 31, 2018 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             UNITED STATES (CONTINUED)
       5,710 Tutor Perini Corp. (d)            $       125,906
                                               ---------------
                                                     4,315,315
                                               ---------------
             TOTAL COMMON STOCKS -- 99.5%           19,821,812
             (Cost $16,852,671)                ---------------

             RIGHTS (a) -- 0.1%
             UNITED KINGDOM -- 0.1%
       3,000 Galliford Try PLC,
                expiring 9/12/18 (d)                    11,785
             (Cost $0)                         ---------------

             MONEY MARKET FUNDS -- 0.9%
     187,760 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                1.62% (e) (f)                          187,760
             (Cost $187,760)                   ---------------


 PRINCIPAL
   VALUE     DESCRIPTION                                 VALUE
--------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 1.4%
$      5,354 BNP Paribas S.A., 1.73% (e),
                dated 03/29/18, due 04/02/18,
                with a maturity value
                of $5,355. Collateralized by
                U.S. Treasury Note, interest
                rate of 2.625%, due 11/15/20.
                The value of the collateral
                including accrued interest is
                $5,514. (f)                              5,354
     282,026 JPMorgan Chase & Co.,
                1.72% (e), dated 03/29/18,
                due 04/02/18, with a maturity
                value of $282,080.
                Collateralized by U.S. Treasury
                Notes, interest rates of 1.125%
                to 1.875%, due 06/30/21 to
                03/31/22. The value of the
                collateral including
                accrued interest is
                $289,364. (f)                          282,026
                                               ---------------
             TOTAL REPURCHASE AGREEMENTS
                -- 1.4%                                287,380
             (Cost $287,380)                   ---------------

             TOTAL INVESTMENTS -- 101.9%            20,308,737
             (Cost $17,327,811) (g)
             NET OTHER ASSETS AND
                LIABILITIES -- (1.9)%                 (388,271)
                                               ---------------
             NET ASSETS -- 100.0%              $    19,920,466
                                               ===============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2018, securities noted as such are valued at $14,199,185 or 71.3% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c) All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $456,361 and the total value of the collateral held by the Fund is $475,140.

(d)   Non-income producing security.

(e)   Rate shown reflects yield as of March 31, 2018.

(f)   This security serves as collateral for securities on loan.

(g) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,939,377 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $958,451. The net unrealized appreciation was $2,980,926.


Page 50                 See Notes to Financial Statements

FIRST TRUST GLOBAL ENGINEERING AND CONSTRUCTION ETF (FLM)

MARCH 31, 2018 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                     TOTAL
                    VALUE AT
                   3/31/2018        LEVEL 1         LEVEL 2          LEVEL 3
                 ---------------------------------------------------------------
Common
   Stocks:
Canada           $      706,727  $      706,727  $           --  $            --
Netherlands           1,015,138         363,355         651,783               --
Panama                  237,230         237,230              --               --
United States         4,315,315       4,315,315              --               --
Other Country
   Categories*       13,547,402              --      13,547,402               --
                 ---------------------------------------------------------------
Total Common
   Stocks            19,821,812       5,622,627      14,199,185               --
Rights*                  11,785          11,785              --               --
Money Market
   Funds                187,760         187,760              --               --
Repurchase
   Agreements           287,380              --         287,380               --
                 ---------------------------------------------------------------
Total
   Investments   $   20,308,737  $    5,822,172  $   14,486,565  $            --
                 ===============================================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. As of March 31, 2018, the Fund transferred common stocks valued at $11,789,533 from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of being fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close on the last business day of the period exceeding a certain threshold. Previously, these common stocks were valued based on quoted prices.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
--------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $       456,361
Non-cash Collateral(2)                                (456,361)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At March 31, 2018, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
--------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $       287,380
Non-cash Collateral(4)                                (287,380)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At March 31, 2018, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 51

FIRST TRUST GLOBAL ENGINEERING AND CONSTRUCTION ETF (FLM)

MARCH 31, 2018 (UNAUDITED)

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
--------------------------------------------------------------
Japanese Yen                                        29.0%
United States Dollar                                26.5
Euro                                                21.7
Hong Kong Dollar                                     5.6
Swedish Krona                                        4.6
Australian Dollar                                    3.7
Canadian Dollar                                      3.5
South Korean Won                                     2.5
British Pound Sterling                               2.0
Philippine Peso                                      0.7
Norwegian Krone                                      0.2
                                                   ------
     Total                                         100.0%
                                                   ======


Page 52                 See Notes to Financial Statements

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2018 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (a) -- 100.0%
             CANADA -- 0.3%
       2,577 Fortis, Inc.                      $        86,990
                                               ---------------
             CHINA -- 0.1%
       4,000 BYD Co., Ltd., Class H (b)                 31,852
                                               ---------------
             FRANCE -- 8.1%
      29,635 Schneider Electric SE (b)               2,609,702
                                               ---------------
             GERMANY -- 5.6%
       4,577 Siemens AG (b)                            584,014
      21,453 SMA Solar Technology AG (b)             1,216,177
                                               ---------------
                                                     1,800,191
                                               ---------------
             IRELAND -- 1.2%
       2,505 Eaton Corp. PLC                           200,174
       4,987 Johnson Controls International PLC        175,742
                                               ---------------
                                                       375,916
                                               ---------------
             ITALY -- 8.8%
      44,173 Enel S.p.A. (b)                           270,304
      81,838 Prysmian S.p.A. (b)                     2,569,893
                                               ---------------
                                                     2,840,197
                                               ---------------
             JAPAN -- 5.1%
       1,500 NEC Corp. (b)                              42,164
       2,000 NGK Insulators Ltd. (b)                    34,644
     171,000 Osaki Electric Co., Ltd. (b)            1,253,018
      15,000 Panasonic Corp. (b)                       215,407
      33,000 Toshiba Corp. (b) (c)                      96,252
                                               ---------------
                                                     1,641,485
                                               ---------------
             JERSEY ISLAND -- 7.5%
      28,328 Aptiv PLC                               2,407,030
                                               ---------------
             NETHERLANDS -- 0.0%
         688 STMicroelectronics N.V.                    15,336
                                               ---------------
             SPAIN -- 8.5%
     132,578 Red Electrica Corp., S.A. (b)           2,736,734
                                               ---------------
             SWITZERLAND -- 7.8%
     106,028 ABB Ltd. (b)                            2,521,155
                                               ---------------
             UNITED KINGDOM -- 0.7%
      19,225 National Grid PLC (b)                     216,405
                                               ---------------
             UNITED STATES -- 46.3%
      19,505 Advanced Energy Industries,
                Inc. (c)                             1,246,370
       2,082 Analog Devices, Inc.                      189,733
         485 Autoliv, Inc.                              70,781
         102 AZZ, Inc.                                   4,457
      27,176 Badger Meter, Inc.                      1,281,348
         210 Belden, Inc.                               14,477
      14,495 Cisco Systems, Inc.                       621,691
      53,810 Control4 Corp. (c)                      1,155,839
         126 Digi International, Inc. (c)                1,298
         210 EnerSys                                    14,568
     389,634 Enphase Energy, Inc. (c) (d)            1,780,627
         104 ESCO Technologies, Inc.                     6,089
      46,003 General Electric Co.                      620,121
       4,280 Honeywell International, Inc.             618,503
         258 Hubbell, Inc.                              31,419


SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             UNITED STATES (CONTINUED)
       4,165 International Business Machines
                Corp.                          $       639,036
      18,480 Itron, Inc. (c)                         1,322,244
         345 MasTec, Inc. (c)                           16,232
      39,987 MYR Group, Inc. (c)                     1,232,399
       2,682 NVIDIA Corp.                              621,124
      12,810 Oracle Corp.                              586,058
      37,561 Quanta Services, Inc. (c)               1,290,220
      25,846 SolarEdge Technologies, Inc. (c)        1,359,500
         579 Tesla, Inc. (c) (d)                       154,089
         100 Valmont Industries, Inc.                   14,630
         204 WESCO International, Inc. (c)              12,658
                                               ---------------
                                                    14,905,511
                                               ---------------
             TOTAL COMMON STOCKS -- 100.0%          32,188,504
             (Cost $29,009,382)                ---------------

             MONEY MARKET FUNDS -- 1.8%
     585,890 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                1.62% (e) (f)                          585,890
             (Cost $585,890)                   ---------------


 PRINCIPAL
   VALUE     DESCRIPTION                                 VALUE
--------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 2.8%
$     16,705 BNP Paribas S.A., 1.73% (e),
                dated 03/29/18, due 04/02/18,
                with a maturity value
                of $16,709. Collateralized by
                U.S. Treasury Note, interest
                rate of 2.625%, due 11/15/20.
                The value of the collateral
                including accrued interest is
                $17,207. (f)                            16,705
     880,037 JPMorgan Chase & Co., 1.72% (e),
                dated 03/29/18, due 04/02/18,
                with a maturity value of
                $880,205. Collateralized by
                U.S. Treasury Notes, interest
                rates of 1.125% to 1.875%, due
                06/30/21 to 03/31/22. The value
                of the collateral including
                accrued interest is
                $902,934. (f)                          880,037
                                               ---------------
             TOTAL REPURCHASE AGREEMENTS
                -- 2.8%                                896,742
             (Cost $896,742)                   ---------------

             TOTAL INVESTMENTS -- 104.6%            33,671,136
             (Cost $30,492,014) (g)
             NET OTHER ASSETS AND
                LIABILITIES -- (4.6)%               (1,470,113)
                                               ---------------
             NET ASSETS -- 100.0%              $    32,201,023
                                               ===============


                        See Notes to Financial Statements                Page 53

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)

MARCH 31, 2018 (UNAUDITED)

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2018, securities noted as such are valued at $14,397,721 or 44.7% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   Non-income producing security.

(d) All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $1,446,143 and the total value of the collateral held by the Fund is $1,482,632.

(e)   Rate shown reflects yield as of March 31, 2018.

(f)   This security serves as collateral for securities on loan.

(g) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,078,402 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $899,280. The net unrealized appreciation was $3,179,122.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                     TOTAL
                    VALUE AT
                   3/31/2018        LEVEL 1         LEVEL 2          LEVEL 3
                 ---------------------------------------------------------------
Common
   Stocks:
Canada           $       86,990  $       86,990  $           --  $            --
Ireland                 375,916         375,916              --               --
Jersey Island         2,407,030       2,407,030              --               --
Netherlands              15,336          15,336              --               --
United States        14,905,511      14,905,511              --               --
Other Country
   Categories*       14,397,721              --      14,397,721               --
                 ---------------------------------------------------------------
Total Common
   Stocks            32,188,504      17,790,783      14,397,721               --
Money Market
   Funds                585,890         585,890              --               --
Repurchase
   Agreements           896,742              --         896,742               --
                 ---------------------------------------------------------------
Total
   Investments   $   33,671,136  $   18,376,673  $   15,294,463  $            --
                 ===============================================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. As of March 31, 2018, the Fund transferred common stocks valued at $11,616,443 from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of being fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close on the last business day of the period exceeding a certain threshold. Previously, these common stocks were valued based on quoted prices.


Page 54                 See Notes to Financial Statements

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)

MARCH 31, 2018 (UNAUDITED)

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
--------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $     1,446,143
Non-cash Collateral(2)                              (1,446,143)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At March 31, 2018, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
--------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $       896,742
Non-cash Collateral(4)                                (896,742)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At March 31, 2018, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
--------------------------------------------------------------
United States Dollar                                57.0%
Euro                                                29.7
Swiss Franc                                          7.5
Japanese Yen                                         4.9
British Pound Sterling                               0.6
Canadian Dollar                                      0.2
Hong Kong Dollar                                     0.1
                                                   ------
     Total                                         100.0%
                                                   ======


                        See Notes to Financial Statements                Page 55

FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI)


PORTFOLIO OF INVESTMENTS
MARCH 31, 2018 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (a) -- 99.2%
             AUSTRALIA -- 2.3%
      35,596 Fortescue Metals Group Ltd. (b)   $       119,911
      12,097 Regis Resources Ltd. (b)                   42,419
       2,580 Washington H. Soul Pattinson &
                Co., Ltd. (b)                           37,045
                                               ---------------
                                                       199,375
                                               ---------------
             BRAZIL -- 1.3%
       8,481 Cia de Saneamento Basico do
                Estado de Sao Paulo                     90,296
       1,535 Cia de Saneamento de Minas
                Gerais-COPASA                           22,369
                                               ---------------
                                                       112,665
                                               ---------------
             CANADA -- 9.1%
      16,055 Nutrien Ltd.                              758,792
       3,990 Peyto Exploration & Development
                Corp.                                   33,447
                                               ---------------
                                                       792,239
                                               ---------------
             CAYMAN ISLANDS -- 0.2%
      35,005 China Zhongwang Holdings
                Ltd. (b)                                20,901
                                               ---------------
             CHINA -- 0.1%
       5,654 Shandong Chenming Paper
                Holdings Ltd., Class H (b)               9,626
                                               ---------------
             FAROE ISLANDS -- 0.6%
         982 Bakkafrost P/F (b)                         53,806
                                               ---------------
             FINLAND -- 8.2%
       4,609 Metsa Board OYJ (b)                        46,273
      13,648 Stora Enso OYJ, Class R (b) (c)           250,937
      11,223 UPM-Kymmene OYJ (b)                       416,080
                                               ---------------
                                                       713,290
                                               ---------------
             FRANCE -- 14.9%
       8,586 Suez (b)                                  124,411
      15,040 TOTAL S.A., ADR                           867,657
      12,961 Veolia Environnement S.A. (b)             307,920
                                               ---------------
                                                     1,299,988
                                               ---------------
             HONG KONG -- 1.3%
      71,546 Guangdong Investment Ltd. (b)             113,348
                                               ---------------
             INDIA -- 4.8%
      18,479 National Aluminium Co., Ltd. (b)           19,078
      71,039 Oil & Natural Gas Corp., Ltd. (b)         194,924
       6,943 Oil India Ltd. (b)                         23,182
      10,144 Vedanta Ltd., ADR                         178,230
                                               ---------------
                                                       415,414
                                               ---------------
             INDONESIA -- 0.8%
     340,855 Adaro Energy Tbk PT (b)                    53,109
       8,992 Indo Tambangraya Megah
                Tbk PT (b)                              18,662
                                               ---------------
                                                        71,771
                                               ---------------
             JAPAN -- 0.4%
       2,000 Nippon Paper Industries Co.,
                Ltd. (b)                                36,996
                                               ---------------


SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             JERSEY ISLAND -- 0.7%
      28,319 Centamin PLC (b)                  $        61,401
                                               ---------------
             LUXEMBOURG -- 0.5%
       1,220 Ternium S.A., ADR                          39,638
                                               ---------------
             NORWAY -- 2.9%
      10,131 Marine Harvest ASA (b)                    204,783
       1,254 Salmar ASA (b)                             51,634
                                               ---------------
                                                       256,417
                                               ---------------
             PHILIPPINES -- 0.2%
      24,360 Semirara Mining & Power
                Corp. (b)                               14,152
                                               ---------------
             PORTUGAL -- 0.1%
       1,455 Altri S.G.P.S. S.A. (b)                     9,699
                                               ---------------
             RUSSIA -- 9.7%
         129 Acron PJSC (b)                              9,485
       1,459 MMC Norilsk Nickel PJSC (b)               273,485
       2,387 Novolipetsk Steel PJSC, GDR (b)            59,667
         904 PhosAgro PJSC (b)                          36,895
       4,386 Severstal PJSC, GDR (b)                    66,314
      37,369 Tatneft PJSC (b)                          401,912
                                               ---------------
                                                       847,758
                                               ---------------
             SOUTH AFRICA -- 1.1%
       6,104 Exxaro Resources Ltd. (b)                  56,341
      10,467 Sibanye Gold Ltd., ADR                     41,763
                                               ---------------
                                                        98,104
                                               ---------------
             SOUTH KOREA -- 3.4%
       1,500 SK Innovation Co., Ltd. (b)               298,138
                                               ---------------
             SWEDEN -- 0.8%
       1,269 Holmen AB, Class B (b)                     69,025
                                               ---------------
             THAILAND -- 2.4%
     105,200 Charoen Pokphand Foods PCL (b)             85,086
      33,800 PTT Exploration & Production
                PCL (b)                                124,640
                                               ---------------
                                                       209,726
                                               ---------------
             TURKEY -- 1.0%
      31,040 Eregli Demir ve Celik Fabrikalari
                TAS (b)                                 82,063
                                               ---------------
             UNITED KINGDOM -- 12.9%
      10,419 Pennon Group PLC (b)                       94,194
      13,555 Royal Dutch Shell PLC, Class A,
                ADR                                    864,945
      16,855 United Utilities Group PLC (b)            169,269
                                               ---------------
                                                     1,128,408
                                               ---------------
             UNITED STATES -- 19.5%
       9,080 Archer-Daniels-Midland Co.                393,799
       1,561 Domtar Corp.                               66,405
      11,575 Exxon Mobil Corp.                         863,611
       7,104 International Paper Co.                   379,567
                                               ---------------
                                                     1,703,382
                                               ---------------
             TOTAL COMMON STOCKS -- 99.2%            8,657,330
             (Cost $7,559,165)                 ---------------


Page 56                 See Notes to Financial Statements

FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI)

MARCH 31, 2018 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             MONEY MARKET FUNDS -- 2.3%
     204,594 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                1.62% (d) (e)                  $       204,594
             (Cost $204,594)                   ---------------


 PRINCIPAL
   VALUE     DESCRIPTION                                 VALUE
--------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 3.6%
$      5,833 BNP Paribas S.A., 1.73% (d),
                dated 03/29/18, due 04/02/18,
                with a maturity value
                of $5,835. Collateralized by
                U.S. Treasury Note, interest
                rate of 2.625%, due 11/15/20.
                The value of the collateral
                including accrued interest is
                $6,009. (e)                              5,833
     307,311 JPMorgan Chase & Co.,
                1.72% (d), dated 03/29/18,
                due 04/02/18, with a maturity
                value of $307,370.
                Collateralized by U.S. Treasury
                Notes, interest rates of 1.125%
                to 1.875%, due 06/30/21 to
                03/31/22. The value of the
                collateral including
                accrued interest is
                $315,307. (e)                          307,311
                                               ---------------
             TOTAL REPURCHASE AGREEMENTS
                -- 3.6%                                313,144
             (Cost $313,144)                   ---------------

             TOTAL INVESTMENTS -- 105.1%             9,175,068
             (Cost $8,076,903) (f)
             NET OTHER ASSETS AND
                LIABILITIES -- (5.1)%                 (445,557)
                                               ---------------
             NET ASSETS -- 100.0%              $     8,729,511
                                               ===============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2018, securities noted as such are valued at $4,056,811 or 46.5% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c) All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $186,769 and the total value of the collateral held by the Fund is $517,738.

(d)   Rate shown reflects yield as of March 31, 2018.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,462,991 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $364,826. The net unrealized appreciation was $1,098,165.

ADR   - American Depositary Receipt

GDR   - Global Depositary Receipt


                        See Notes to Financial Statements                Page 57

FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI)

MARCH 31, 2018 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                     TOTAL
                    VALUE AT
                   3/31/2018        LEVEL 1         LEVEL 2          LEVEL 3
                 ---------------------------------------------------------------
Common
   Stocks:
Brazil           $      112,665  $      112,665  $           --  $            --
Canada                  792,239         792,239              --               --
France                1,299,988         867,657         432,331               --
India                   415,414         178,230         237,184               --
Luxembourg               39,638          39,638              --               --
South Africa             98,104          41,763          56,341               --
United Kingdom        1,128,408         864,945         263,463               --
United States         1,703,382       1,703,382              --               --
Other Country
   Categories*        3,067,492              --       3,067,492               --
                 ---------------------------------------------------------------
Total Common
   Stocks             8,657,330       4,600,519       4,056,811               --
Money Market
   Funds                204,594         204,594              --               --
Repurchase
   Agreements           313,144              --         313,144               --
                 ---------------------------------------------------------------
Total
   Investments   $    9,175,068  $    4,805,113  $    4,369,955  $            --
                 ===============================================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. As of March 31, 2018, the Fund transferred common stocks valued at $4,014,315 from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of being fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close on the last business day of the period exceeding a certain threshold. Previously, these common stocks were valued based on quoted prices.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C -- Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
--------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $       186,769
Non-cash Collateral(2)                                (186,769)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At March 31, 2018, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
--------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $       313,144
Non-cash Collateral(4)                                (313,144)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At March 31, 2018, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


Page 58                 See Notes to Financial Statements

FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI)

MARCH 31, 2018 (UNAUDITED)

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
--------------------------------------------------------------
United States Dollar                                47.3%
Euro                                                12.6
Canadian Dollar                                      8.6
Russian Ruble                                        7.9
British Pound Sterling                               3.5
Norwegian Krone                                      3.4
South Korean Won                                     3.2
Indian Rupee                                         2.6
Thai Baht                                            2.3
Australian Dollar                                    2.2
Hong Kong Dollar                                     1.6
Brazilian Real                                       1.2
Turkish Lira                                         0.9
Indonesian Rupiah                                    0.8
Swedish Krona                                        0.7
South African Rand                                   0.6
Japanese Yen                                         0.4
Philippine Peso                                      0.2
                                                   ------
     Total                                         100.0%
                                                   ======


                        See Notes to Financial Statements                Page 59

FIRST TRUST INDXX GLOBAL AGRICULTURE ETF (FTAG)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2018 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (a) -- 99.7%
             AUSTRALIA -- 1.7%
       2,972 GrainCorp Ltd., Class A (b)       $        19,460
      21,605 Incitec Pivot Ltd. (b)                     58,799
       4,255 Nufarm Ltd. (b)                            27,811
                                               ---------------
                                                       106,070
                                               ---------------
             BELGIUM -- 0.4%
         560 Tessenderlo Group S.A. (b) (c)             23,476
                                               ---------------
             BERMUDA -- 2.1%
       1,833 Bunge Ltd.                                135,532
                                               ---------------
             CANADA -- 4.3%
       5,846 Nutrien Ltd.                              276,294
                                               ---------------
             CHILE -- 1.2%
       1,563 Sociedad Quimica y Minera de
                Chile S.A., ADR                         76,822
                                               ---------------
             CHINA -- 0.1%
      24,000 China BlueChemical Ltd.,
                Class H (b)                              6,783
                                               ---------------
             GERMANY -- 24.0%
       6,219 BASF SE (b)                               630,715
       5,422 Bayer AG (b)                              611,243
       6,071 Evonik Industries AG (b)                  214,084
       2,486 K+S AG (b)                                 71,801
                                               ---------------
                                                     1,527,843
                                               ---------------
             INDIA -- 6.0%
       5,405 Chambal Fertilizers and Chemicals
                Ltd. (b)                                13,786
       3,797 Coromandel International Ltd. (b)          30,612
       1,592 Escorts Ltd. (b)                           20,140
      16,146 Mahindra & Mahindra Ltd. (b)              183,857
       1,791 PI Industries Ltd. (b)                     24,508
       3,309 Tata Chemicals Ltd. (b)                    34,601
       6,602 UPL Ltd. (b)                               74,416
                                               ---------------
                                                       381,920
                                               ---------------
             JAPAN -- 9.4%
      16,100 Kubota Corp. (b)                          283,805
       2,700 Mitsui Chemicals, Inc. (b)                 85,723
       2,000 Nissan Chemical Industries
                Ltd. (b)                                83,083
         600 Sakata Seed Corp. (b)                      21,094
      22,000 Sumitomo Chemical Co., Ltd. (b)           127,637
                                               ---------------
                                                       601,342
                                               ---------------
             LUXEMBOURG -- 0.2%
       1,577 Adecoagro S.A. (c)                         11,859
                                               ---------------
             MALAYSIA -- 3.5%
     104,201 Petronas Chemicals Group Bhd (b)          219,922
                                               ---------------
             NETHERLANDS -- 4.5%
      17,755 CNH Industrial N.V.                       220,162
       2,737 OCI N.V. (b) (c)                           63,331
                                               ---------------
                                                       283,493
                                               ---------------
             NORWAY -- 2.4%
       3,548 Yara International ASA (b)                151,606
                                               ---------------


SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             RUSSIA -- 2.2%
       1,682 PhosAgro PJSC (b)                 $        68,648
      38,131 Uralkali PJSC (c)                          74,315
                                               ---------------
                                                       142,963
                                               ---------------
             SINGAPORE -- 3.2%
      83,400 Wilmar International Ltd. (b)             203,333
                                               ---------------
             SWITZERLAND -- 0.9%
         134 Bucher Industries AG (b)                   55,993
                                               ---------------
             TAIWAN -- 0.3%
      12,728 Taiwan Fertilizer Co., Ltd. (b)            16,943
                                               ---------------
             TURKEY -- 0.2%
         693 Turk Traktor ve Ziraat Makineleri
                AS (b)                                  12,722
                                               ---------------
             UNITED STATES -- 33.1%
       1,033 AGCO Corp.                                 66,990
       3,029 CF Industries Holdings, Inc.              114,284
       1,880 Deere & Co.                               292,002
       9,305 DowDuPont, Inc.                           592,822
       1,750 FMC Corp.                                 133,997
       5,311 Monsanto Co.                              619,741
       5,003 Mosaic (The) Co.                          121,473
         464 Raven Industries, Inc.                     16,263
         739 Scotts Miracle-Gro (The) Co.               63,369
       1,392 Toro (The) Co.                             86,930
                                               ---------------
                                                     2,107,871
                                               ---------------

             TOTAL INVESTMENTS -- 99.7%              6,342,787
             (Cost $5,650,793) (d)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.3%                     19,161
                                               ---------------
             NET ASSETS -- 100.0%              $     6,361,948
                                               ===============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2018, securities noted as such are valued at $3,439,932 or 54.1% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   Non-income producing security.


Page 60                 See Notes to Financial Statements

FIRST TRUST INDXX GLOBAL AGRICULTURE ETF (FTAG)

MARCH 31, 2018 (UNAUDITED)

(d) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $791,303 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $99,309. The net unrealized appreciation was $691,994.

ADR   - American Depositary Receipt

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                     TOTAL
                    VALUE AT
                   3/31/2018        LEVEL 1         LEVEL 2          LEVEL 3
                 ---------------------------------------------------------------
Common
   Stocks:
Bermuda          $      135,532  $      135,532  $           --  $            --
Canada                  276,294         276,294              --               --
Chile                    76,822          76,822              --               --
Luxembourg               11,859          11,859              --               --
Netherlands             283,493         220,162          63,331               --
Russia                  142,963          74,315          68,648               --
United States         2,107,871       2,107,871              --               --
Other Country
   Categories*        3,307,953              --       3,307,953               --
                 ---------------------------------------------------------------
Total
   Investments   $    6,342,787  $    2,902,855  $    3,439,932  $            --
                 ===============================================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. As of March 31, 2018, the Fund transferred common stocks valued at $3,321,040 from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of being fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close on the last business day of the period exceeding a certain threshold. Previously, these common stocks were valued based on quoted prices.


                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
--------------------------------------------------------------
United States Dollar                                40.2%
Euro                                                25.5
Japanese Yen                                         9.5
Indian Rupee                                         6.0
Canadian Dollar                                      4.3
Malaysian Ringgit                                    3.5
Singapore Dollar                                     3.2
Norwegian Krone                                      2.4
Russian Ruble                                        2.2
Australian Dollar                                    1.7
Swiss Franc                                          0.9
New Taiwan Dollar                                    0.3
Turkish Lira                                         0.2
Hong Kong Dollar                                     0.1
                                                   ------
     Total                                         100.0%
                                                   ======


                        See Notes to Financial Statements                Page 61

FIRST TRUST BICK INDEX FUND (BICK)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2018 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (a) -- 99.7%
             BRAZIL -- 24.4%
     371,764 Ambev S.A., ADR                   $     2,702,724
     547,896 Atacadao Distribuicao Comercio e
                Industria Ltda (b)                   2,505,938
     316,108 B3 S.A. - Brasil Bolsa Balcao           2,563,180
     210,168 Banco Bradesco S.A., ADR                2,496,796
     195,408 Banco do Brasil S.A.                    2,446,854
     280,249 BB Seguridade Participacoes S.A.        2,487,179
     272,111 BRF S.A. (b)                            1,881,687
     642,431 CCR S.A.                                2,428,490
     337,296 Cielo S.A.                              2,115,858
      93,915 Embraer S.A., ADR                       2,441,790
     132,971 Fibria Celulose S.A.                    2,607,101
     486,133 Gerdau S.A. (Preference Shares)         2,291,184
     161,170 Itau Unibanco Holding S.A., ADR         2,514,252
     613,888 Itausa-Investimentos Itau S.A.
                (Preference Shares)                  2,586,494
     826,820 JBS S.A.                                2,339,123
     531,797 Kroton Educacional S.A.                 2,198,740
     484,399 Lojas Americanas S.A. (Preference
                Shares)                              2,743,722
     233,728 Lojas Renner S.A.                       2,417,668
      90,112 Magazine Luiza S.A.                     2,693,984
     178,733 Petroleo Brasileiro S.A., ADR (b)       2,527,285
     104,626 Raia Drogasil S.A.                      2,368,263
     576,552 Rumo S.A. (b)                           2,294,717
     160,141 Telefonica Brasil S.A., ADR             2,459,766
     107,623 Ultrapar Participacoes S.A.             2,331,460
     182,768 Vale S.A., ADR                          2,324,809
                                               ---------------
                                                    60,769,064
                                               ---------------
             CAYMAN ISLANDS -- 15.6%
     125,823 AAC Technologies Holdings,
                Inc. (c)                             2,305,652
      13,481 Alibaba Group Holding Ltd.,
                ADR (b)                              2,474,303
       9,944 Baidu, Inc., ADR (b)                    2,219,401
   1,394,860 Country Garden Holdings Co.,
                Ltd. (c)                             2,912,202
      54,576 Ctrip.com International Ltd.,
                ADR (b)                              2,544,333
     768,952 Geely Automobile Holdings
                Ltd. (c)                             2,253,213
      53,222 JD.com, Inc., ADR (b)                   2,154,959
       8,555 NetEase, Inc., ADR                      2,398,737
      27,458 New Oriental Education &
                Technology Group, Inc., ADR          2,406,694
     684,270 Sunac China Holdings Ltd. (c)           2,688,974
     150,208 Sunny Optical Technology Group
                Co., Ltd. (c)                        2,818,549
      66,457 TAL Education Group, ADR                2,464,890
      45,452 Tencent Holdings Ltd. (c)               2,439,844
      19,526 Weibo Corp., ADR (b)                    2,334,138
     658,984 Yatra Online, Inc. (b)                  4,355,884
                                               ---------------
                                                    38,771,773
                                               ---------------


SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             CHINA -- 9.1%
   4,514,651 Agricultural Bank of China Ltd.,
                Class H (c)                    $     2,592,509
   4,598,720 Bank of China Ltd., Class H (c)         2,512,094
   2,409,272 China Construction Bank Corp.,
                Class H (c)                          2,516,494
     844,228 China Life Insurance Co., Ltd.,
                Class H (c)                          2,360,285
     594,110 China Merchants Bank Co., Ltd.,
                Class H (c)                          2,466,074
   3,117,242 China Petroleum & Chemical
                Corp., Class H (c)                   2,765,253
   2,904,596 Industrial and Commercial Bank of
                China Ltd., Class H (c)              2,531,315
   3,551,925 PetroChina Co., Ltd., Class H (c)       2,467,231
     235,483 Ping An Insurance (Group) Co. of
                China Ltd., Class H (c)              2,427,989
                                               ---------------
                                                    22,639,244
                                               ---------------
             HONG KONG -- 1.0%
   1,722,515 CNOOC Ltd. (c)                          2,550,509
                                               ---------------
             INDIA -- 15.4%
     112,167 Axis Bank Ltd., GDR                     4,453,030
     132,068 Dr. Reddy's Laboratories Ltd., ADR      4,317,303
      46,112 HDFC Bank Ltd., ADR                     4,554,482
     471,694 ICICI Bank Ltd., ADR                    4,174,492
     253,742 Infosys Ltd., ADR                       4,529,295
     153,725 Reliance Industries Ltd.,
                GDR (c) (e)                          4,180,735
     159,924 Tata Motors Ltd., ADR (b)               4,110,047
     222,056 Vedanta Ltd., ADR                       3,901,524
     813,264 Wipro Ltd., ADR                         4,196,442
                                               ---------------
                                                    38,417,350
                                               ---------------
             ISLE OF MAN -- 1.5%
     339,477 Eros International PLC (b)              3,700,299
                                               ---------------
             JERSEY -- 1.8%
      99,580 WNS (Holdings) Ltd., ADR (b)            4,513,961
                                               ---------------
             MAURITIUS -- 2.0%
     143,395 MakeMyTrip Ltd. (b)                     4,975,807
                                               ---------------
             SOUTH KOREA -- 26.1%
       9,654 Amorepacific Corp. (c)                  2,789,801
      22,709 Celltrion Healthcare Co.,
                Ltd. (b) (c)                         2,316,137
       7,699 Celltrion, Inc. (c) (d)                 2,303,129
      11,919 Hyundai Mobis Co., Ltd. (c)             2,847,093
      16,826 Hyundai Motor Co. (c)                   2,271,619
      21,230 Kakao Corp. (c)                         2,613,840
      42,460 KB Financial Group, Inc. (c)            2,462,562
      82,098 Korea Electric Power Corp. (c)          2,541,799
       7,095 LG Chem Ltd. (c)                        2,589,883
      91,036 LG Display Co., Ltd. (c)                2,217,252
      27,202 LG Electronics, Inc. (c)                2,806,608
       3,384 NAVER Corp. (c)                         2,518,454
       7,247 NCSoft Corp. (c)                        2,804,441
      18,424 Netmarble Games Corp. (c) (e)           2,558,907
       7,517 POSCO (c)                               2,399,432


Page 62                 See Notes to Financial Statements

FIRST TRUST BICK INDEX FUND (BICK)

MARCH 31, 2018 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             SOUTH KOREA (CONTINUED)
       6,038 Samsung Biologics Co.,
                Ltd. (b) (c) (e)               $     2,778,856
      21,148 Samsung C&T Corp. (c)                   2,736,870
      29,346 Samsung Electro-Mechanics Co.,
                Ltd. (c)                             2,986,653
       1,155 Samsung Electronics Co., Ltd. (c)       2,698,630
      15,891 Samsung SDI Co., Ltd. (c)               2,881,064
      57,330 Shinhan Financial Group Co.,
                Ltd. (c)                             2,445,656
      26,538 SillaJen, Inc. (b) (c)                  2,701,122
      35,383 SK Hynix, Inc. (c)                      2,710,761
      13,224 SK Innovation Co., Ltd. (c)             2,628,385
      11,323 SK Telecom Co., Ltd. (c)                2,455,242
                                               ---------------
                                                    65,064,196
                                               ---------------
             UNITED KINGDOM -- 1.8%
     442,480 Vedanta Resources PLC (c)               4,397,002
                                               ---------------
             UNITED STATES -- 1.0%
      57,928 Yum China Holdings, Inc.                2,404,012
                                               ---------------

             TOTAL INVESTMENTS -- 99.7%            248,203,217
             (Cost $220,989,313) (f)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.3%                    859,362
                                               ---------------
             NET ASSETS -- 100.0%              $   249,062,579
                                               ===============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Non-income producing security.

(c) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2018, securities noted as such are valued at $114,250,120 or 45.9% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(d) Non-income producing security which makes payment-in-kind ("PIK") distributions. For the six months ended March 31, 2018, the Fund received 239 shares of Celltrion, Inc.

(e) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(f) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $34,980,949 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $7,767,045. The net unrealized appreciation was $27,213,904.

ADR   - American Depositary Receipt

GDR   - Global Depositary Receipt

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                     TOTAL
                    VALUE AT
                   3/31/2018        LEVEL 1         LEVEL 2          LEVEL 3
                 ---------------------------------------------------------------
Common
   Stocks:
Brazil           $   60,769,064  $   60,769,064  $           --  $            --
Cayman
  Islands            38,771,773      23,353,339      15,418,434               --
Isle of Man           3,700,299       3,700,299              --               --
India                38,417,350      34,236,615       4,180,735               --
Jersey                4,513,961       4,513,961              --               --
Mauritius             4,975,807       4,975,807              --               --
United States         2,404,012       2,404,012              --               --
Other Country
   Categories*       94,650,951              --      94,650,951               --
                 ---------------------------------------------------------------
Total
   Investments   $  248,203,217  $  133,953,097  $  114,250,120  $            --
                 ===============================================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. As of March 31, 2018, the Fund transferred common stocks valued at $90,571,401 from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of being fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close on the last business day of the period exceeding a certain threshold. Previously, these common stocks were valued based on quoted prices.


                        See Notes to Financial Statements                Page 63

FIRST TRUST NASDAQ SMARTPHONE INDEX FUND (FONE)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2018 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (a) -- 99.9%
             BERMUDA -- 2.4%
      17,991 Marvell Technology Group Ltd.     $       377,811
                                               ---------------
             CANADA -- 2.5%
      34,812 BlackBerry Ltd. (b)                       400,338
                                               ---------------
             CAYMAN ISLANDS -- 2.2%
   1,604,515 FIH Mobile Ltd. (c)                       348,922
                                               ---------------
             CHINA -- 5.1%
      48,676 BYD Co., Ltd., Class H (c) (d)            387,603
     127,256 ZTE Corp., Class H (b) (c)                419,058
                                               ---------------
                                                       806,661
                                               ---------------
             FINLAND -- 2.5%
      72,865 Nokia OYJ, ADR                            398,572
                                               ---------------
             FRANCE -- 0.6%
       5,524 Orange S.A. (c)                            93,896
                                               ---------------
             GERMANY -- 2.9%
      27,765 Deutsche Telekom AG (c)                   454,255
                                               ---------------
             GUERNSEY -- 2.7%
       6,424 Amdocs Ltd.                               428,609
                                               ---------------
             HONG KONG -- 5.6%
      47,838 China Mobile Ltd. (c)                     438,454
     860,000 Lenovo Group Ltd. (c)                     442,325
                                               ---------------
                                                       880,779
                                               ---------------
             ITALY -- 3.0%
     497,519 Telecom Italia S.p.A. (b) (c)             472,392
                                               ---------------
             JAPAN -- 5.7%
       3,850 KDDI Corp. (c)                             99,155
       1,600 Kyocera Corp. (c)                          90,717
      17,470 NTT DOCOMO, Inc. (c)                      445,370
       1,100 SoftBank Group Corp. (c)                   82,050
       1,800 Sony Corp. (c)                             88,561
      32,000 Toshiba Corp. (b) (c)                      93,335
                                               ---------------
                                                       899,188
                                               ---------------
             NETHERLANDS -- 5.7%
       7,459 Gemalto N.V. (c)                          455,786
      19,562 STMicroelectronics N.V. (c)               435,328
                                               ---------------
                                                       891,114
                                               ---------------
             RUSSIA -- 2.6%
      35,336 Mobile TeleSystems PJSC, ADR              402,477
                                               ---------------
             SINGAPORE -- 2.4%
      23,349 Flex Ltd. (b)                             381,289
                                               ---------------
             SOUTH KOREA -- 6.6%
      31,824 KT Corp., ADR                             435,989
       4,867 LG Electronics, Inc. (c)                  502,160
          43 Samsung Electronics Co., Ltd. (c)         100,468
                                               ---------------
                                                     1,038,617
                                               ---------------


SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             SPAIN -- 0.6%
       9,634 Telefonica S.A. (c)               $        95,443
                                               ---------------
             SWEDEN -- 0.6%
      13,955 Telefonaktiebolaget LM Ericsson,
                Class B (c)                             88,865
                                               ---------------
             TAIWAN -- 9.5%
     214,913 HTC Corp. (b) (c)                         493,941
     117,426 Inventec Corp. (c)                         93,899
     174,796 Pegatron Corp. (c)                        439,946
     535,089 Wistron Corp. (c)                         462,897
                                               ---------------
                                                     1,490,683
                                               ---------------
             UNITED KINGDOM -- 2.8%
     159,947 Vodafone Group PLC (c)                    437,619
                                               ---------------
             UNITED STATES -- 33.9%
          85 Alphabet, Inc., Class C (b)                87,702
       4,688 Analog Devices, Inc.                      427,217
       2,373 Apple, Inc.                               398,142
       2,587 AT&T, Inc.                                 92,227
       2,556 CEVA, Inc. (b)                             92,527
      18,240 Ciena Corp. (b)                           472,416
       3,840 Crown Castle International Corp.          420,902
       9,110 Intel Corp.                               474,449
       6,935 Maxim Integrated Products, Inc.           417,626
       8,658 Micron Technology, Inc. (b)               451,428
         885 Motorola Solutions, Inc.                   93,191
       6,502 QUALCOMM, Inc.                            360,276
       2,687 SBA Communications Corp. (b)              459,262
       3,868 Skyworks Solutions, Inc.                  387,806
       2,021 Synaptics, Inc. (b)                        92,420
         867 Texas Instruments, Inc.                    90,073
       1,967 Verizon Communications, Inc.               94,062
       5,931 Xilinx, Inc.                              428,455
                                               ---------------
                                                     5,340,181
                                               ---------------
             TOTAL COMMON STOCKS -- 99.9%           15,727,711
             (Cost $13,540,770)                ---------------

             MONEY MARKET FUNDS -- 0.5%
      73,161 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                1.62% (e) (f)                           73,161
             (Cost $73,161)                    ---------------


Page 64                 See Notes to Financial Statements

FIRST TRUST NASDAQ SMARTPHONE INDEX FUND (FONE)

MARCH 31, 2018 (UNAUDITED)

 PRINCIPAL
   VALUE     DESCRIPTION                                 VALUE
--------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 0.7%
$      2,086 BNP Paribas S.A., 1.73% (e),
                dated 03/29/18, due 04/02/18,
                with a maturity value
                of $2,086. Collateralized by
                U.S. Treasury Note, interest
                rate of 2.625%, due 11/15/20.
                The value of the collateral
                including accrued  interest is
                2,149. (f)                     $         2,086
     109,891 JPMorgan Chase & Co.,
                1.72% (e), dated 03/29/18,
                due 04/02/18, with a maturity
                value of $109,912.
                 Collateralized by U.S.
                Treasury Notes, interest rates
                of 1.125% to 1.875%, due
                06/30/21 to 03/31/22. The value
                of the collateral including
                accrued interest is
                $112,751. (f)                          109,891
                                               ---------------
             TOTAL REPURCHASE AGREEMENTS
                -- 0.7%                                111,977
             (Cost $111,977)                   ---------------

             TOTAL INVESTMENTS -- 101.1%            15,912,849
             (Cost $13,725,908) (g)
             NET OTHER ASSETS AND
                LIABILITIES -- (1.1)%                 (165,419)
                                               ---------------
             NET ASSETS -- 100.0%              $    15,747,430
                                               ===============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Non-income producing security.

(c) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2018, securities noted as such are valued at $7,562,445 or 48.0% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(d) All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $179,970 and the total value of the collateral held by the Fund is $185,138.

(e)   Rate shown reflects yield as of March 31, 2018.

(f)   This security serves as collateral for securities on loan.

(g) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,487,396 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $300,455. The net unrealized appreciation was $2,186,941.

ADR   - American Depositary Receipt

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                     TOTAL
                    VALUE AT
                   3/31/2018        LEVEL 1         LEVEL 2          LEVEL 3
                 ---------------------------------------------------------------
Common
   Stocks:
Bermuda          $      377,811  $      377,811  $           --  $            --
Canada                  400,338         400,338              --               --
Finland                 398,572         398,572              --               --
Guernsey                428,609         428,609              --               --
Russia                  402,477         402,477              --               --
Singapore               381,289         381,289              --               --
South Korea           1,038,617         435,989         602,628               --
United States         5,340,181       5,340,181              --               --
Other Country
   Categories*        6,959,817              --       6,959,817               --
                 ---------------------------------------------------------------
Total Common
   Stocks            15,727,711       8,165,266       7,562,445               --
Money Market
   Funds                 73,161          73,161              --               --
Repurchase
   Agreements           111,977              --         111,977               --
                 ---------------------------------------------------------------
Total
   Investments   $   15,912,849  $    8,238,427  $    7,674,422  $            --
                 ===============================================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. As of March 31, 2018, the Fund transferred common stocks valued at $4,936,305 from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of being fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close on the last business day of the period exceeding a certain threshold. Previously, these common stocks were valued based on quoted prices.


                        See Notes to Financial Statements                Page 65

FIRST TRUST NASDAQ SMARTPHONE INDEX FUND (FONE)

MARCH 31, 2018 (UNAUDITED)

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
--------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $       179,970
Non-cash Collateral(2)                                (179,970)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At March 31, 2018, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
--------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $       111,977
Non-cash Collateral(4)                                (111,977)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At March 31, 2018, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
--------------------------------------------------------------
United States Dollar                                52.5%
Hong Kong Dollar                                    12.8
Euro                                                12.6
New Taiwan Dollar                                    9.4
Japanese Yen                                         5.6
South Korean Won                                     3.8
British Pound Sterling                               2.7
Swedish Krona                                        0.6
                                                   ------
     Total                                         100.0%
                                                   ======


Page 66                 See Notes to Financial Statements

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2018 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (a) -- 99.3%
             BERMUDA -- 1.6%
     159,592 Brilliance China Automotive
                Holdings Ltd. (b)              $       336,944
                                               ---------------
             CAYMAN ISLANDS -- 3.9%
      39,369 China Harmony New Energy Auto
                Holding Ltd. (b) (c)                    25,573
     261,153 Geely Automobile Holdings
                Ltd. (b)                               765,241
                                               ---------------
                                                       790,814
                                               ---------------
             CHINA -- 4.9%
     112,916 AviChina Industry & Technology
                Co., Ltd., Class H (b)                  80,218
      64,056 BAIC Motor Corp., Ltd.,
                Class H (b) (d)                         79,246
      37,583 BYD Co., Ltd., Class H (b) (e)            299,270
      39,259 Chongqing Changan Automobile
                Co., Ltd., Class B (b)                  39,402
     112,666 Dongfeng Motor Group Co., Ltd.,
                Class H (b)                            131,531
     168,785 Great Wall Motor Co., Ltd.,
                Class H (b)                            171,063
     109,640 Guangzhou Automobile Group
                Co., Ltd., Class H (b)                 203,640
                                               ---------------
                                                     1,004,370
                                               ---------------
             FRANCE -- 9.0%
      37,413 Peugeot S.A. (b)                          900,883
       7,798 Renault S.A. (b)                          946,271
                                               ---------------
                                                     1,847,154
                                               ---------------
             GERMANY -- 20.1%
       8,037 Bayerische Motoren Werke AG (b)           874,184
      19,804 Daimler AG (b)                          1,687,303
       8,331 Porsche Automobil Holding SE
                (Preference Shares) (b)                694,459
       4,331 Volkswagen AG (Preference
                Shares) (b)                            863,230
                                               ---------------
                                                     4,119,176
                                               ---------------
             ITALY -- 0.1%
       7,989 Piaggio & C. S.p.A. (b)                    22,191
                                               ---------------
             JAPAN -- 33.6%
      46,735 Honda Motor Co., Ltd. (b)               1,617,806
      32,659 Mazda Motor Corp. (b)                     436,776
      38,900 Mitsubishi Motors Corp. (b)               278,193
      80,676 Nissan Motor Co., Ltd. (b)                832,749
      24,065 Subaru Corp. (b)                          796,618
      14,759 Suzuki Motor Corp. (b)                    801,316
      25,076 Toyota Motor Corp. (b)                  1,628,226
      17,112 Yamaha Motor Co., Ltd. (b)                509,116
                                               ---------------
                                                     6,900,800
                                               ---------------
             MALAYSIA -- 0.1%
      16,493 UMW Holdings Bhd (b) (c)                   25,761
                                               ---------------


SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             SOUTH KOREA -- 5.9%
       5,706 Hyundai Motor Co. (b)             $       770,347
      14,556 Kia Motors Corp. (b)                      436,037
       2,101 Ssangyong Motor Co. (b) (c)                 9,776
                                               ---------------
                                                     1,216,160
                                               ---------------
             TAIWAN -- 0.2%
      34,638 China Motor Corp. (b)                      32,782
                                               ---------------
             UNITED STATES -- 19.9%
     140,006 Ford Motor Co.                          1,551,266
      43,255 General Motors Co.                      1,571,887
       7,147 Harley-Davidson, Inc.                     306,463
       2,481 Tesla, Inc. (c) (e)                       660,269
                                               ---------------
                                                     4,089,885
                                               ---------------
             TOTAL COMMON STOCKS -- 99.3%           20,386,037
             (Cost $19,831,954)                ---------------

             MONEY MARKET FUNDS -- 1.5%
     310,178 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                1.62% (f) (g)                          310,178
             (Cost $310,178)                   ---------------


 PRINCIPAL
   VALUE     DESCRIPTION                                 VALUE
--------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 2.3%
$      8,844 BNP Paribas S.A., 1.73% (f),
                dated 03/29/18, due 04/02/18,
                with a maturity value of
                $8,846. Collateralized by U.S.
                Treasury Note, interest rate of
                2.625%, due 11/15/20. The value
                of the collateral including
                accrued interest is $9,110. (g)          8,844
     465,904 JPMorgan Chase & Co.,
               1.72% (f), dated 03/29/18, due
                04/02/18, with a maturity value
                of $465,992. Collateralized by
                U.S. Treasury Notes, interest
                rates of 1.125% to 1.875%, due
                06/30/21 to 03/31/22. The value
                of the collateral including
                accrued interest is
                $478,026. (g)                          465,904
                                               ---------------
             TOTAL REPURCHASE AGREEMENTS
                -- 2.3%                                474,748
             (Cost $474,748)                   ---------------

             TOTAL INVESTMENTS -- 103.1%            21,170,963
             (Cost $20,616,880) (h)
             NET OTHER ASSETS AND
                LIABILITIES -- (3.1)%                 (637,473)
                                               ---------------
             NET ASSETS -- 100.0%              $    20,533,490
                                               ===============


                        See Notes to Financial Statements                Page 67

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ)

MARCH 31, 2018 (UNAUDITED)

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2018, securities noted as such are valued at $16,296,152 or 79.4% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   Non-income producing security.

(d) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(e) All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $785,336 and the total value of the collateral held by the Fund is $784,926.

(f)   Rate shown reflects yield as of March 31, 2018.

(g)   This security serves as collateral for securities on loan.

(h) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,950,225 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,396,142. The net unrealized appreciation was $554,083.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                     TOTAL
                    VALUE AT
                   3/31/2018        LEVEL 1         LEVEL 2          LEVEL 3
                 ---------------------------------------------------------------
Common
   Stocks:
United States    $    4,089,885  $    4,089,885  $           --  $            --
Other Country
   Categories*       16,296,152              --      16,296,152               --
                 ---------------------------------------------------------------
Total Common
   Stocks            20,386,037       4,089,885      16,296,152               --
Money Market
   Funds                310,178         310,178              --               --
Repurchase
   Agreements           474,748              --         474,748               --
                 ---------------------------------------------------------------
Total
   Investments   $   21,170,963  $    4,400,063  $   16,770,900  $            --
                 ===============================================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. As of March 31, 2018, the Fund transferred common stocks valued at $14,686,476 from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of being fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close on the last business day of the period exceeding a certain threshold. Previously, these common stocks were valued based on quoted prices.


                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
--------------------------------------------------------------
Japanese Yen                                        32.6%
Euro                                                28.3
United States Dollar                                23.0
Hong Kong Dollar                                    10.1
South Korean Won                                     5.7
New Taiwan Dollar                                    0.2
Malaysian Ringgit                                    0.1
                                                   ------
     Total                                         100.0%
                                                   ======


Page 68                 See Notes to Financial Statements

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ)

MARCH 31, 2018 (UNAUDITED)

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
--------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $       785,336
Non-cash Collateral(2)                                (784,926)
                                               ---------------
Net Amount                                     $           410
                                               ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On March 29, 2018, the last business day of the period, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from March 28 to March 29, the value of the related securities loaned was above the collateral value received. See Note 2E - Securities Lending in the Notes to Financial Statements.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
--------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $       474,748
Non-cash Collateral(4)                                (474,748)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At March 31, 2018, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 69

FIRST TRUST CLOUD COMPUTING ETF (SKYY)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2018 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (a) -- 100.0%
             CANADA -- 4.5%
   1,708,978 Open Text Corp.                   $    59,472,434
                                               ---------------
             GERMANY -- 3.9%
     491,645 SAP SE, ADR                            51,701,388
                                               ---------------
             INDIA -- 1.1%
   2,763,409 Wipro Ltd., ADR (b)                    14,259,191
                                               ---------------
             ISRAEL -- 1.0%
     142,825 Check Point Software
                Technologies Ltd. (c)               14,188,236
                                               ---------------
             UNITED STATES -- 89.5%
     238,687 Activision Blizzard, Inc.              16,101,825
      82,046 Adobe Systems, Inc. (c)                17,728,500
     999,097 Akamai Technologies, Inc. (c)          70,915,905
      53,783 Alphabet, Inc., Class A (c)            55,780,501
      47,370 Amazon.com, Inc. (c)                   68,560,496
     181,425 Apple, Inc.                            30,439,486
     450,412 CA, Inc.                               15,268,967
   1,494,131 Cisco Systems, Inc.                    64,083,278
     119,963 Equinix, Inc.                          50,161,329
     415,292 F5 Networks, Inc. (c)                  60,055,376
     314,535 Facebook, Inc., Class A (c)            50,259,548
   2,234,742 Hewlett Packard Enterprise Co.         39,197,375
     202,466 International Business Machines
                Corp.                               31,064,358
      94,719 Intuit, Inc.                           16,419,539
     197,354 j2 Global, Inc.                        15,575,178
   2,007,553 Juniper Networks, Inc.                 48,843,764
     370,366 Microsoft Corp.                        33,803,305
     986,209 NetApp, Inc.                           60,839,233
     297,106 Netflix, Inc. (c)                      87,750,257
     479,689 NetScout Systems, Inc. (c)             12,639,805
   1,135,960 Oracle Corp.                           51,970,170
     439,641 Red Hat, Inc. (c)                      65,730,726
     534,224 salesforce.com, Inc. (c)               62,130,251
   1,466,177 Teradata Corp. (c)                     58,163,241
     463,997 VMware, Inc., Class A (c)              56,268,916
  13,592,660 Zynga, Inc., Class A (c)               49,749,136
                                               ---------------
                                                 1,189,500,465
                                               ---------------
             TOTAL COMMON STOCKS
                -- 100.0%                        1,329,121,714
             (Cost $1,079,676,060)             ---------------

             MONEY MARKET FUNDS -- 0.0%
     673,908 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                1.62% (d) (e)                          673,908
             (Cost $673,908)                   ---------------


 PRINCIPAL
   VALUE     DESCRIPTION                                 VALUE
--------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 0.1%
$     19,215 BNP Paribas S.A., 1.73% (d),
                dated 03/29/18, due 04/02/18,
                with a maturity value of
                $19,219. Collateralized by U.S.
                Treasury Note, interest rate of
                2.625%, due 11/15/20. The value
                of the collateral including
                accrued interest is
                $19,792. (e)                   $        19,215
   1,012,245 JPMorgan Chase & Co., 1.72% (d),
                dated 03/29/18, due 04/02/18,
                with a maturity value of
                $1,012,438. Collateralized by
                U.S. Treasury Notes, interest
                rates of 1.125% to 1.875%, due
                06/30/21 to 03/31/22. The
                value of the collateral
                including accrued interest is
                $1,038,582. (e)                      1,012,245
                                               ---------------
             TOTAL REPURCHASE AGREEMENTS
                -- 0.1%                              1,031,460
             (Cost $1,031,460)                 ---------------

             TOTAL INVESTMENTS -- 100.1%         1,330,827,082
             (Cost $1,081,381,428) (f)
             NET OTHER ASSETS AND
                LIABILITIES -- (0.1)%               (1,617,483)
                                               ---------------
             NET ASSETS -- 100%                $ 1,329,209,599
                                               ===============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $1,676,133 and the total value of the collateral held by the Fund is $1,705,368.

(c)   Non-income producing security.

(d)   Rate shown reflects yield as of March 31, 2018.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $260,586,625 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $11,140,971. The net unrealized appreciation was $249,445,654.

ADR   - American Depositary Receipt


Page 70                 See Notes to Financial Statements

FIRST TRUST CLOUD COMPUTING ETF (SKYY)

MARCH 31, 2018 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                          LEVEL 1         LEVEL 2        LEVEL 3
                       ---------------------------------------------
Common Stocks*         $1,329,121,714  $          --  $           --
Money Market Funds            673,908             --              --
Repurchase Agreements              --      1,031,460              --
                       ---------------------------------------------
Total Investments      $1,329,795,622  $   1,031,460  $           --
                       =============================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at March 31, 2018.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
--------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $     1,676,133
Non-cash Collateral(2)                              (1,676,133)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(1) The amount presented on the Statements of Assets and Liabilities which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At March 31, 2018, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
--------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $     1,031,460
Non-cash Collateral(4)                              (1,031,460)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At March 31, 2018, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 71

FIRST TRUST INTERNATIONAL IPO ETF (FPXI)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2018 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (a) -- 99.7%
             AUSTRALIA -- 2.6%
      10,363 Costa Group Holdings Ltd. (b)     $        54,754
      89,275 Medibank Private Ltd. (b)                 200,380
     167,406 South32 Ltd. (b)                          420,720
                                               ---------------
                                                       675,854
                                               ---------------
             BRAZIL -- 3.3%
      13,515 Azul S.A., ADR (c)                        469,646
      10,114 IRB Brasil Resseguros S.A.                128,759
      37,765 Petrobras Distribuidora S.A.              264,468
                                               ---------------
                                                       862,873
                                               ---------------
             CANADA -- 1.9%
       3,474 Canada Goose Holdings, Inc. (c)           116,101
       2,985 Shopify, Inc., Class A (c)                371,901
                                               ---------------
                                                       488,002
                                               ---------------
             CAYMAN ISLANDS -- 23.9%
      82,416 3SBio, Inc. (b) (c) (d)                   187,721
      13,929 Alibaba Group Holding Ltd.,
                ADR (c)                              2,556,529
     119,834 CK Asset Holdings Ltd. (b)              1,011,288
     443,835 Dali Foods Group Co., Ltd. (b) (d)        366,110
      10,216 Pagseguro Digital Ltd.,
                Class A (c)                            391,477
       7,087 Weibo Corp., ADR (c)                      847,180
     475,821 WH Group Ltd. (b) (d)                     509,835
      38,000 Wuxi Biologics Cayman,
                Inc. (b) (c) (d)                       369,819
                                               ---------------
                                                     6,239,959
                                               ---------------
             CHINA -- 6.3%
     357,848 China Vanke Co., Ltd., Class H (b)      1,647,760
                                               ---------------
             DENMARK -- 3.4%
      13,627 Orsted A/S (b) (d)                        886,599
                                               ---------------
             GERMANY -- 10.5%
       6,564 Covestro AG (b) (d)                       646,339
       5,916 Delivery Hero AG (b) (c) (d)              285,701
      24,312 Siemens Healthineers AG (c) (d)           999,152
      11,863 Uniper SE (b)                             361,527
       8,039 Zalando SE (b) (c) (d)                    438,678
                                               ---------------
                                                     2,731,397
                                               ---------------
             HONG KONG -- 1.1%
     203,502 China Resources Pharmaceutical
                Group Ltd. (b) (d)                     286,251
                                               ---------------
             IRELAND -- 2.0%
      87,990 AIB Group PLC                             529,644
                                               ---------------
             ITALY -- 2.7%
       8,259 Moncler S.p.A. (b)                        314,323
      42,339 Poste Italiane S.p.A. (b) (d)             386,740
                                               ---------------
                                                       701,063
                                               ---------------
             JAPAN -- 15.5%
     145,900 Japan Post Bank Co., Ltd. (b)           1,979,997
      19,400 Japan Post Insurance Co., Ltd. (b)        459,068
      55,000 Recruit Holdings Co., Ltd. (b)          1,378,499
      10,400 SG Holdings Co., Ltd. (b)                 228,853
                                               ---------------
                                                     4,046,417
                                               ---------------


SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             MEXICO -- 0.9%
     118,451 Becle S.A.B. de C.V. (c)          $       240,420
                                               ---------------
             MULTI-NATIONAL -- 1.1%
     286,485 HK Electric Investments & HK
                Electric Investments
                Ltd. (b) (d)                           277,801
                                               ---------------
             NETHERLANDS -- 11.1%
      30,471 ABN AMRO Group N.V.,
                CVA (b) (d)                            918,804
       4,765 ASR Nederland N.V. (b)                    203,743
       2,269 Euronext N.V. (b) (d)                     166,315
       7,957 Ferrari N.V. (b)                          956,526
      11,046 NN Group N.V. (b)                         490,774
       4,545 Philips Lighting N.V. (b) (d)             170,879
                                               ---------------
                                                     2,907,041
                                               ---------------
             RUSSIA -- 1.3%
       8,659 Polyus PJSC, GDR (b)                      338,070
                                               ---------------
             SOUTH AFRICA -- 0.8%
     111,836 Steinhoff Africa Retail
                Ltd. (c) (d)                           197,906
                                               ---------------
             SPAIN -- 3.8%
       4,862 Aena SME S.A. (b) (d)                     980,392
                                               ---------------
             SWITZERLAND -- 1.1%
       1,461 Sunrise Communications
                Group AG (b) (d)                       122,570
         972 VAT Group AG (b) (d)                      163,675
                                               ---------------
                                                       286,245
                                               ---------------
             UNITED KINGDOM -- 3.2%
       7,528 Atlassian Corp. PLC, Class A (c)          405,910
       4,052 Fevertree Drinks PLC (b)                  149,691
      23,516 Indivior PLC (b) (c)                      134,425
       2,917 Metro Bank PLC (b) (c)                    143,705
                                               ---------------
                                                       833,731
                                               ---------------
             UNITED STATES -- 2.0%
      12,505 Yum China Holdings, Inc.                  518,958
                                               ---------------
             VIRGIN ISLANDS -- 1.2%
       4,933 Michael Kors Holdings Ltd. (c)            306,241
                                               ---------------

             TOTAL INVESTMENTS -- 99.7%             25,982,624
             (Cost $22,636,757) (e)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.3%                     88,952
                                               ---------------
             NET ASSETS -- 100.0%              $    26,071,576
                                               ===============


Page 72                 See Notes to Financial Statements

FIRST TRUST INTERNATIONAL IPO ETF (FPXI)

MARCH 31, 2018 (UNAUDITED)

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2018, securities noted as such are valued at $17,638,332 or 67.7% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   Non-income producing security.

(d) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(e) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,456,777 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $110,910. The net unrealized appreciation was $3,345,867.

ADR   - American Depositary Receipt

GDR   - Global Depositary Receipt

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                     TOTAL
                    VALUE AT
                   3/31/2018        LEVEL 1         LEVEL 2          LEVEL 3
                 ---------------------------------------------------------------
Common
   Stocks:
Brazil           $      862,873  $      862,873  $           --  $            --
Canada                  488,002         488,002              --               --
Cayman Islands        6,239,959       3,795,186       2,444,773               --
Germany               2,731,397         999,152       1,732,245               --
Ireland                 529,644         529,644              --               --
Mexico                  240,420         240,420              --               --
South Africa            197,906         197,906              --               --
United Kingdom          833,731         405,910         427,821               --
United States           518,958         518,958              --               --
Virgin Islands          306,241         306,241              --               --
Other Country
   Categories*       13,033,493              --      13,033,493               --
                 ---------------------------------------------------------------
Total
   Investments   $   25,982,624  $    8,344,292  $   17,638,332  $            --
                 ===============================================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. As of March 31, 2018, the Fund transferred common stocks valued at $13,397,398 from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of being fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close on the last business day of the period exceeding a certain threshold. Previously, these common stocks were valued based on quoted prices.


                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
--------------------------------------------------------------
Euro                                                30.2%
United States Dollar                                24.3
Hong Kong Dollar                                    17.9
Japanese Yen                                        15.6
Danish Krone                                         3.4
Australian Dollar                                    2.6
British Pound Sterling                               1.7
Brazilian Real                                       1.5
Swiss Franc                                          1.1
Mexican Peso                                         0.9
South African Rand                                   0.8
                                                   ------
     Total                                         100.0%
                                                   ======


                        See Notes to Financial Statements                Page 73

FIRST TRUST NASDAQ CYBERSECURITY ETF (CIBR)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2018 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (a) -- 100.0%
             ISRAEL -- 6.6%
     130,631 Check Point Software
                Technologies Ltd. (b)          $    12,976,884
     274,116 CyberArk Software Ltd. (b)             13,985,398
     144,695 Radware Ltd. (b)                        3,089,238
                                               ---------------
                                                    30,051,520
                                               ---------------
             JAPAN -- 3.1%
     238,536 Trend Micro, Inc. (c)                  14,066,897
                                               ---------------
             JERSEY -- 4.7%
     633,018 Experian PLC (c)                       13,690,042
     218,250 Mimecast Ltd. (b)                       7,732,597
                                               ---------------
                                                    21,422,639
                                               ---------------
             NETHERLANDS -- 3.0%
     225,433 Gemalto N.V. (c)                       13,775,201
                                               ---------------
             SOUTH KOREA -- 3.4%
     195,878 Ahnlab, Inc. (c)                       15,715,952
                                               ---------------
             UNITED KINGDOM -- 6.2%
   1,699,989 BAE Systems PLC (c)                    13,908,756
   1,546,682 Sophos Group PLC (c) (d)                9,421,460
     257,943 Ultra Electronics Holdings PLC (c)      5,001,361
                                               ---------------
                                                    28,331,577
                                               ---------------
             UNITED STATES -- 73.0%
     402,356 Akamai Technologies, Inc. (b)          28,559,229
      91,053 CACI International, Inc.,
                Class A (b)                         13,780,872
     606,142 Cisco Systems, Inc.                    25,997,430
      91,379 F5 Networks, Inc. (b)                  13,214,317
     818,049 FireEye, Inc. (b)                      13,849,570
     268,904 Fortinet, Inc. (b)                     14,407,876
     241,181 Imperva, Inc. (b)                      10,443,137
     193,876 Itron, Inc. (b)                        13,871,828
     528,895 Juniper Networks, Inc.                 12,868,015
     368,461 KeyW Holding (The) Corp. (b)            2,896,103
     125,247 ManTech International Corp.,
                Class A                              6,947,451
     156,559 Palo Alto Networks, Inc. (b)           28,418,590
     126,632 Proofpoint, Inc. (b)                   14,391,727
     164,310 Qualys, Inc. (b)                       11,953,552
     187,477 Science Applications International
                Corp.                               14,773,188
     145,615 Splunk, Inc. (b)                       14,327,060
   1,032,444 Symantec Corp.                         26,688,677
     221,639 Varonis Systems, Inc. (b)              13,409,159
     174,650 VASCO Data Security
                International, Inc. (b)              2,261,718
     296,521 Verint Systems, Inc. (b)               12,631,795
     116,976 VeriSign, Inc. (b)                     13,868,675
     206,020 VMware, Inc., Class A (b)              24,984,045
                                               ---------------
                                                   334,544,014
                                               ---------------

             TOTAL INVESTMENTS -- 100.0%           457,907,800
             (Cost $386,742,482) (e)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.0%                     51,511
                                               ---------------
             NET ASSETS -- 100.0%              $   457,959,311
                                               ===============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview. (b) Non-income producing security.

(c) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2018, securities noted as such are valued at $85,579,669 or 18.7% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(d) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(e) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $75,707,179 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,541,861. The net unrealized appreciation was $71,165,318.


Page 74                 See Notes to Financial Statements

FIRST TRUST NASDAQ CYBERSECURITY ETF (CIBR)

MARCH 31, 2018 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                     TOTAL
                    VALUE AT
                   3/31/2018        LEVEL 1         LEVEL 2          LEVEL 3
                 ---------------------------------------------------------------
Common
   Stocks:
Israel           $   30,051,520  $   30,051,520  $           --  $            --
Jersey               21,422,639       7,732,597      13,690,042               --
United States       334,544,014     334,544,014              --               --
Other Country
   Categories*       71,889,627              --      71,889,627               --
                 ---------------------------------------------------------------
Total
   Investments   $  457,907,800  $  372,328,131  $   85,579,669  $            --
                 ===============================================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. As of March 31, 2018, the Fund transferred common stocks valued at $51,654,578 from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of being fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close on the last business day of the period exceeding a certain threshold. Previously, these common stocks were valued based on quoted prices.


                        See Notes to Financial Statements                Page 75

FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2018 (UNAUDITED)

                                                                                                          FIRST TRUST
                                                                              FIRST TRUST               FTSE EPRA/NAREIT
                                                                           STOXX(R) EUROPEAN           DEVELOPED MARKETS
                                                                            SELECT DIVIDEND               REAL ESTATE
                                                                               INDEX FUND                  INDEX FUND
                                                                                 (FDD)                       (FFR)
                                                                         ----------------------      ----------------------
ASSETS:
Investments, at value..................................................     $    550,015,406            $     43,421,868
Cash...................................................................                   --                       9,658
Foreign currency, at value.............................................              339,006                      27,649
Receivables:
   Capital shares sold.................................................                   --                          --
   Investment securities sold..........................................                   --                       1,329
   Dividends...........................................................            2,363,790                     187,567
   Reclaims............................................................            1,136,466                      25,586
   Securities lending income...........................................                   --                          --
Prepaid expenses.......................................................                9,424                       4,082
                                                                            ----------------            ----------------
   TOTAL ASSETS........................................................          553,864,092                  43,677,739
                                                                            ----------------            ----------------
LIABILITIES:
Due to custodian.......................................................                   --                          --
Due to custodian foreign currency......................................                   --                          --
Payables:
   Investment securities purchased.....................................                   --                       3,862
   Investment advisory fees............................................              189,212                      10,955
   Licensing fees......................................................              100,214                      13,691
   Printing fees ......................................................               32,774                       4,585
   Audit and tax fees..................................................               11,431                      13,214
   Trustees' fees......................................................                   35                          18
   Collateral for securities on loan...................................                   --                          --
Other liabilities......................................................              107,029                      12,865
                                                                            ----------------            ----------------
   TOTAL LIABILITIES...................................................              440,695                      59,190
                                                                            ----------------            ----------------

NET ASSETS.............................................................     $    553,423,397            $     43,618,549
                                                                            ================            ================
NET ASSETS CONSIST OF:
Paid-in capital........................................................     $    532,830,862            $     42,069,615
Par value..............................................................              399,533                      10,000
Accumulated net investment income (loss)...............................            2,297,077                    (379,478)
Accumulated net realized gain (loss) on investments and
   foreign currency transactions.......................................          (16,610,436)                   (769,488)
Net unrealized appreciation (depreciation) on investments and
   foreign currency translation........................................           34,506,361                   2,687,900
                                                                            ----------------            ----------------
NET ASSETS.............................................................     $    553,423,397            $     43,618,549
                                                                            ================            ================

NET ASSET VALUE, per share.............................................     $          13.85            $          43.62
                                                                            ================            ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..............................           39,953,334                   1,000,002
                                                                            ================            ================
Investments, at cost...................................................     $    515,577,054            $     40,735,542
                                                                            ================            ================
Foreign currency, at cost (proceeds)...................................     $        337,925            $         27,595
                                                                            ================            ================
Securities on loan, at value...........................................     $             --            $             --
                                                                            ================            ================


Page 76                 See Notes to Financial Statements

                                                          FIRST TRUST              FIRST TRUST
        FIRST TRUST              FIRST TRUST                GLOBAL               NASDAQ(R) CLEAN            FIRST TRUST
     DOW JONES GLOBAL              GLOBAL                 ENGINEERING          EDGE(R) SMART GRID          INDXX GLOBAL
      SELECT DIVIDEND            WIND ENERGY           AND CONSTRUCTION          INFRASTRUCTURE          NATURAL RESOURCES
        INDEX FUND                   ETF                      ETF                  INDEX FUND               INCOME ETF
           (FGD)                    (FAN)                    (FLM)                   (GRID)                   (FTRI)
   ---------------------    ---------------------    ---------------------    ---------------------    ---------------------

      $   498,386,112          $    97,768,337          $    20,308,737          $    33,671,136          $     9,175,068
                   --                       --                    2,916                   12,651                    2,756
              681,433                       --                    9,428                       --                       --

                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
            2,430,220                   96,678                   94,635                   27,969                   60,729
              766,910                  183,423                    6,763                   18,529                   13,778
                   --                   52,705                    1,262                    1,416                      216
                6,595                    4,167                    3,665                      172                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
          502,271,270               98,105,310               20,427,406               33,731,873                9,252,547
      ---------------          ---------------          ---------------          ---------------          ---------------

                   --                       --                       --                       --                       --
                   --                       25                       --                      847                      117

                   --                       --                       --                       --                       --
              174,133                   29,617                    4,712                   10,608                    5,181
              187,271                   22,904                    4,854                    7,420                       --
               32,061                   11,234                    2,042                    2,891                       --
               13,214                   16,090                   16,089                   16,089                       --
                   33                       19                       11                       11                       --
                   --               11,377,763                  475,140                1,482,632                  517,738
              103,509                   21,675                    4,092                   10,352                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
              510,221               11,479,327                  506,940                1,530,850                  523,036
      ---------------          ---------------          ---------------          ---------------          ---------------

      $   501,761,049          $    86,625,983          $    19,920,466          $    32,201,023          $     8,729,511
      ===============          ===============          ===============          ===============          ===============

      $   546,421,837          $   147,098,840          $    23,961,067          $    31,038,739          $    69,257,465
              196,000                   65,000                    3,500                    6,500                    7,000
            2,943,879                 (846,600)                 (17,297)                  17,575                   39,631

          (60,814,895)             (64,294,367)              (7,008,433)              (2,041,978)             (61,673,181)

           13,014,228                4,603,110                2,981,629                3,180,187                1,098,596
      ---------------          ---------------          ---------------          ---------------          ---------------
      $   501,761,049          $    86,625,983          $    19,920,466          $    32,201,023          $     8,729,511
      ===============          ===============          ===============          ===============          ===============

      $         25.60          $         13.33          $         56.92          $         49.54          $         12.47
      ===============          ===============          ===============          ===============          ===============

           19,600,002                6,500,002                  350,002                  650,002                  700,002
      ===============          ===============          ===============          ===============          ===============
      $   485,379,308          $    93,175,108          $    17,327,811          $    30,492,014          $     8,076,903
      ===============          ===============          ===============          ===============          ===============
      $       681,897          $           (25)         $         9,408          $          (851)         $          (117)
      ===============          ===============          ===============          ===============          ===============
      $            --          $    10,939,679          $       456,361          $     1,446,143          $       186,769
      ===============          ===============          ===============          ===============          ===============


                        See Notes to Financial Statements                Page 77

FIRST TRUST EXCHANGE-TRADED FUND II

MARCH 31, 2018 (UNAUDITED)

                                                                              FIRST TRUST                 FIRST TRUST
                                                                              INDXX GLOBAL                    BICK
                                                                            AGRICULTURE ETF                INDEX FUND
                                                                                 (FTAG)                      (BICK)
                                                                         ----------------------      ----------------------
ASSETS:
Investments, at value..................................................     $      6,342,787            $    248,203,217
Cash...................................................................                3,812                          --
Foreign currency, at value.............................................                   58                           6
Receivables:
   Capital shares sold.................................................                   --                          --
   Investment securities sold..........................................               20,162                          --
   Dividends...........................................................                6,834                   1,077,542
   Reclaims............................................................               12,597                          --
   Securities lending income...........................................                   --                          --
Prepaid expenses.......................................................                   --                          --
                                                                            ----------------            ----------------
   TOTAL ASSETS........................................................            6,386,250                 249,280,765
                                                                            ----------------            ----------------
LIABILITIES:
Due to custodian.......................................................                   --                      82,158
Due to custodian foreign currency......................................                   --                          --
Payables:
   Investment securities purchased.....................................               20,451                          --
   Investment advisory fees............................................                3,851                     136,028
   Licensing fees......................................................                   --                          --
   Printing fees.......................................................                   --                          --
   Audit and tax fees..................................................                   --                          --
   Trustees' fees......................................................                   --                          --
   Collateral for securities on loan...................................                   --                          --
Other liabilities......................................................                   --                          --
                                                                            ----------------            ----------------
   TOTAL LIABILITIES...................................................               24,302                     218,186
                                                                            ----------------            ----------------

NET ASSETS.............................................................     $      6,361,948            $    249,062,579
                                                                            ================            ================
NET ASSETS CONSIST OF:
Paid-in capital........................................................     $     24,819,790            $    231,446,356
Par value..............................................................                2,399                      81,000
Accumulated net investment income (loss)...............................                5,913                     117,895
Accumulated net realized gain (loss) on investments and
   foreign currency transactions.......................................          (19,159,132)                 (9,800,236)
Net unrealized appreciation (depreciation) on investments and
   foreign currency translation........................................              692,978                  27,217,564
                                                                            ----------------            ----------------
NET ASSETS.............................................................     $      6,361,948            $    249,062,579
                                                                            ================            ================

NET ASSET VALUE, per share.............................................     $          26.52            $          30.75
                                                                            ================            ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..............................              239,928                   8,100,002
                                                                            ================            ================
Investments, at cost...................................................     $      5,650,793            $    220,989,313
                                                                            ================            ================
Foreign currency, at cost (proceeds)...................................     $             58            $              6
                                                                            ================            ================
Securities on loan, at value...........................................     $             --            $             --
                                                                            ================            ================


Page 78                 See Notes to Financial Statements

        FIRST TRUST              FIRST TRUST              FIRST TRUST                                       FIRST TRUST
          NASDAQ                NASDAQ GLOBAL                CLOUD                 FIRST TRUST                NASDAQ
        SMARTPHONE                  AUTO                   COMPUTING              INTERNATIONAL            CYBERSECURITY
        INDEX FUND               INDEX FUND                   ETF                    IPO ETF                    ETF
          (FONE)                   (CARZ)                   (SKYY)                   (FPXI)                   (CIBR)
   ---------------------    ---------------------    ---------------------    ---------------------    ---------------------

      $    15,912,849          $    21,170,963          $ 1,330,827,082          $    25,982,624          $   457,907,800
                3,740                   41,505                  555,336                    6,606                  250,962
                   --                      438                       --                    3,685                       --

                   --                       --                4,824,433                       --                2,497,972
                   --                       --                       --                       --                       --
               24,484                   99,851                  169,726                   90,606                   29,214
                  318                   16,480                   68,419                    3,539                    7,613
                  771                    1,496                    5,157                       --                       --
                   --                       --                       --                       --                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
           15,942,162               21,330,733            1,336,450,153               26,087,060              460,693,561
      ---------------          ---------------          ---------------          ---------------          ---------------

                   --                       --                       --                       --                       --
                    4                       --                    1,443                       --                       13

                   --                       --                4,823,525                       --                2,503,614
                9,590                   12,317                  710,218                   15,484                  230,623
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
              185,138                  784,926                1,705,368                       --                       --
                   --                       --                       --                       --                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
              194,732                  797,243                7,240,554                   15,484                2,734,250
      ---------------          ---------------          ---------------          ---------------          ---------------

      $    15,747,430          $    20,533,490          $ 1,329,209,599          $    26,071,576          $   457,959,311
      ===============          ===============          ===============          ===============          ===============

      $    11,771,554          $    22,920,667          $   976,142,870          $    23,317,534          $   395,906,744
                3,000                    5,000                  274,500                    7,000                  183,000
             (131,049)                  54,050                 (181,264)                  (8,617)                (189,975)

            1,916,904               (3,002,916)             103,527,969                 (590,326)              (9,106,349)

            2,187,021                  556,689              249,445,524                3,345,985               71,165,891
      ---------------          ---------------          ---------------          ---------------          ---------------
      $    15,747,430          $    20,533,490          $ 1,329,209,599          $    26,071,576          $   457,959,311
      ===============          ===============          ===============          ===============          ===============

      $         52.49          $         41.07          $         48.42          $         37.25          $         25.03
      ===============          ===============          ===============          ===============          ===============

              300,002                  500,002               27,450,002                  700,002               18,300,002
      ===============          ===============          ===============          ===============          ===============
      $    13,725,908          $    20,616,880          $ 1,081,381,428          $    22,636,757          $   386,742,482
      ===============          ===============          ===============          ===============          ===============
      $            (4)         $           425          $        (1,313)         $         3,677          $           (13)
      ===============          ===============          ===============          ===============          ===============
      $       179,970          $       785,336          $     1,676,133          $            --          $            --
      ===============          ===============          ===============          ===============          ===============


                        See Notes to Financial Statements                Page 79

FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2018 (UNAUDITED)

                                                                                                          FIRST TRUST
                                                                              FIRST TRUST               FTSE EPRA/NAREIT
                                                                           STOXX(R) EUROPEAN           DEVELOPED MARKETS
                                                                            SELECT DIVIDEND               REAL ESTATE
                                                                               INDEX FUND                  INDEX FUND
                                                                                 (FDD)                       (FFR)
                                                                         ----------------------      ----------------------
INVESTMENT INCOME:
Dividends..............................................................     $      8,133,270            $      1,130,046
Securities lending income (net of fees)................................                   --                          --
Foreign tax withholding................................................             (717,600)                    (34,216)
                                                                            ----------------            ----------------
   Total investment income.............................................            7,415,670                   1,095,830
                                                                            ----------------            ----------------

EXPENSES:
Investment advisory fees...............................................            1,106,891                      98,399
Licensing fees.........................................................              163,121                      29,466
Accounting and administration fees.....................................              139,081                      15,213
Custodian fees.........................................................               56,078                      12,842
Audit and tax fees.....................................................               44,695                      29,003
Printing fees..........................................................               43,306                       3,405
Transfer agent fees....................................................               13,831                       1,228
Legal fees.............................................................               11,396                       1,068
Trustees' fees and expenses............................................                3,879                       3,570
Listing fees...........................................................                3,490                       3,490
Registration and filing fees...........................................                 (359)                         --
Other expenses.........................................................                3,522                         624
                                                                            ----------------            ----------------
   Total expenses......................................................            1,588,931                     198,308
   Less fees waived and expenses reimbursed by the investment advisor..                   --                     (50,709)
                                                                            ----------------            ----------------
   Net expenses........................................................            1,588,931                     147,599
                                                                            ----------------            ----------------

NET INVESTMENT INCOME (LOSS)...........................................            5,826,739                     948,231
                                                                            ----------------            ----------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................            7,514,383                        (547)
   In-kind redemptions.................................................            2,445,859                   1,139,931
   Foreign currency transactions.......................................               24,365                          27
   Foreign capital gains tax...........................................                   --                          --
                                                                            ----------------            ----------------
Net realized gain (loss)...............................................            9,984,607                   1,139,411
                                                                            ----------------            ----------------
Net change in unrealized appreciation (depreciation) on:
   Investments.........................................................           (2,549,538)                 (2,509,806)
   Foreign currency translation........................................               15,280                       1,338
                                                                            ----------------            ----------------
Net change in unrealized appreciation (depreciation)...................           (2,534,258)                 (2,508,468)
                                                                            ----------------            ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS)................................            7,450,349                  (1,369,057)
                                                                            ----------------            ----------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................     $     13,277,088            $       (420,826)
                                                                            ================            ================


(a) Fund is subject to a unitary fee (see Note 3 in the Notes to Financial Statements).


Page 80                 See Notes to Financial Statements

                                                          FIRST TRUST              FIRST TRUST
        FIRST TRUST              FIRST TRUST                GLOBAL               NASDAQ(R) CLEAN            FIRST TRUST
     DOW JONES GLOBAL              GLOBAL                 ENGINEERING          EDGE(R) SMART GRID          INDXX GLOBAL
      SELECT DIVIDEND            WIND ENERGY           AND CONSTRUCTION          INFRASTRUCTURE          NATURAL RESOURCES
        INDEX FUND                   ETF                      ETF                  INDEX FUND               INCOME ETF
           (FGD)                    (FAN)                    (FLM)                   (GRID)                   (FTRI)
   ---------------------    ---------------------    ---------------------    ---------------------    ---------------------

      $    10,592,059          $       822,982          $       150,966          $       162,429          $       198,496
                   --                  295,716                   11,223                   41,254                    1,887
             (796,093)                 (87,717)                 (12,367)                 (13,696)                 (13,433)
      ---------------          ---------------          ---------------          ---------------          ---------------
            9,795,966                1,030,981                  149,822                  189,987                  186,950
      ---------------          ---------------          ---------------          ---------------          ---------------


              991,640                  193,157                   37,029                   62,273                   31,044 (a)
              139,424                   48,289                    9,257                   14,011                       --
              125,150                   24,987                    5,759                    8,520                       --
               61,731                   15,973                    3,305                    3,681                       --
               45,403                   13,229                   13,229                   13,229                       --
               36,307                   12,181                    1,582                    2,722                       --
               12,384                    2,412                      462                      778                       --
               10,137                    1,978                      365                      677                       --
                3,842                    3,599                    3,548                    3,556                       --
                3,490                    3,956                    3,956                    2,994                       --
                3,070                      600                      135                      594                       --
                4,050                      419                     (413)                    (522)                      --
      ---------------          ---------------          ---------------          ---------------          ---------------
            1,436,628                  320,780                   78,214                  112,513                   31,044
                   --                  (31,045)                 (13,414)                  (3,534)                      --
      ---------------          ---------------          ---------------          ---------------          ---------------
            1,436,628                  289,735                   64,800                  108,979                   31,044
      ---------------          ---------------          ---------------          ---------------          ---------------

            8,359,338                  741,246                   85,022                   81,008                  155,906
      ---------------          ---------------          ---------------          ---------------          ---------------



            3,671,936                1,368,662                   75,151                  945,253                   41,405
            1,808,419                5,208,898                       --                  988,754                   79,687
             (123,291)                   4,431                      397                    1,339                     (933)
                   --                       --                       --                       --                       98
      ---------------          ---------------          ---------------          ---------------          ---------------
            5,357,064                6,581,991                   75,548                1,935,346                  120,257
      ---------------          ---------------          ---------------          ---------------          ---------------

           (9,548,490)              (6,046,726)                (294,254)              (1,658,762)                 280,130
               20,896                    2,484                      550                      475                      221
      ---------------          ---------------          ---------------          ---------------          ---------------
           (9,527,594)              (6,044,242)                (293,704)              (1,658,287)                 280,351
      ---------------          ---------------          ---------------          ---------------          ---------------

           (4,170,530)                 537,749                 (218,156)                 277,059                  400,608
      ---------------          ---------------          ---------------          ---------------          ---------------


      $     4,188,808          $     1,278,995          $     (133,134)          $       358,067          $       556,514
      ===============          ===============          ===============          ===============          ===============


                        See Notes to Financial Statements                Page 81

FIRST TRUST EXCHANGE-TRADED FUND II

FOR THE SIX MONTHS ENDED MARCH 31, 2018 (UNAUDITED)

                                                                              FIRST TRUST
                                                                              INDXX GLOBAL                FIRST TRUST
                                                                              AGRICULTURE                     BICK
                                                                                  ETF                      INDEX FUND
                                                                                 (FTAG)                      (BICK)
                                                                         ----------------------      ----------------------
INVESTMENT INCOME:
Dividends..............................................................     $         42,674            $      1,962,696
Securities lending income (net of fees)................................                   --                          --
Foreign tax withholding................................................               (1,886)                   (117,277)
                                                                            ----------------            ----------------
   Total investment income.............................................               40,788                   1,845,419
                                                                            ----------------            ----------------

EXPENSES:
Investment advisory fees...............................................               23,718 (a)                 737,528 (a)
Licensing fees.........................................................                   --                          --
Accounting and administration fees.....................................                   --                          --
Custodian fees.........................................................                   --                          --
Audit and tax fees.....................................................                   --                          --
Printing fees..........................................................                   --                          --
Transfer agent fees....................................................                   --                          --
Legal fees.............................................................                   --                          --
Trustees' fees and expenses............................................                   --                          --
Listing fees...........................................................                   --                          --
Registration and filing fees...........................................                   --                          --
Other expenses.........................................................                   --                          --
                                                                            ----------------            ----------------
   Total expenses......................................................               23,718                     737,528
   Less fees waived and expenses reimbursed by the investment advisor                     --                          --
                                                                            ----------------            ----------------
   Net expenses                                                                       23,718                     737,528
                                                                            ----------------            ----------------

NET INVESTMENT INCOME (LOSS)...........................................               17,070                   1,107,891
                                                                            ----------------            ----------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments                                                                        51,868                   3,731,002
   In-kind redemptions                                                               306,701                          --
   Foreign currency transactions                                                         (31)                    (40,363)
   Foreign capital gains tax                                                            (211)                         --
                                                                            ----------------            ----------------
Net realized gain (loss)...............................................              358,327                   3,690,639
                                                                            ----------------            ----------------
Net change in unrealized appreciation (depreciation) on:
   Investments                                                                      (445,274)                 10,148,941
   Foreign currency translation                                                          354                       7,778
                                                                            ----------------            ----------------
Net change in unrealized appreciation (depreciation)...................             (444,920)                 10,156,719
                                                                            ----------------            ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS)................................              (86,593)                 13,847,358
                                                                            ----------------            ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................     $        (69,523)           $     14,955,249
                                                                            ================            ================


(a) Fund is subject to a unitary fee (see Note 3 in the Notes to Financial Statements).


Page 82                 See Notes to Financial Statements

        FIRST TRUST              FIRST TRUST              FIRST TRUST                                       FIRST TRUST
          NASDAQ                NASDAQ GLOBAL                CLOUD                 FIRST TRUST                NASDAQ
        SMARTPHONE                  AUTO                   COMPUTING              INTERNATIONAL            CYBERSECURITY
        INDEX FUND               INDEX FUND                   ETF                    IPO ETF                    ETF
          (FONE)                   (CARZ)                   (SKYY)                   (FPXI)                   (CIBR)
   ---------------------    ---------------------    ---------------------    ---------------------    ---------------------

      $        84,738          $       226,723          $     5,425,254          $       132,986          $     1,221,550
                5,092                    6,445                   85,297                       --                       --
               (5,421)                 (14,803)                 (75,188)                  (9,375)                 (31,650)
      ---------------          ---------------          ---------------          ---------------          ---------------
               84,409                  218,365                5,435,363                  123,611                1,189,900
      ---------------          ---------------          ---------------          ---------------          ---------------


               58,574 (a)               72,998 (a)            3,978,522 (a)               80,804 (a)            1,148,085 (a)
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
               58,574                   72,998                3,978,522                   80,804                1,148,085
                   --                       --                       --                       --                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
               58,574                   72,998                3,978,522                   80,804                1,148,085
      ---------------          ---------------          ---------------          ---------------          ---------------

               25,835                  145,367                1,456,841                   42,807                   41,815
      ---------------          ---------------          ---------------          ---------------          ---------------



              304,571                  (32,381)              (1,894,783)                (558,359)               1,513,363
            2,659,007                       --              121,641,758                  408,083                2,350,071
               (8,000)                   2,104                       --                   (1,159)                  73,151
                   --                       --                       --                       --                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
            2,955,578                  (30,277)             119,746,975                 (151,435)               3,936,585
      ---------------          ---------------          ---------------          ---------------          ---------------

           (2,251,821)                 351,328               72,165,615                1,815,439               47,851,626
                   62                      826                      (57)                     134                      640
      ---------------          ---------------          ---------------          ---------------          ---------------
           (2,251,759)                 352,154               72,165,558                1,815,573               47,852,266
      ---------------          ---------------          ---------------          ---------------          ---------------

              703,819                  321,877              191,912,533                1,664,138               51,788,851
      ---------------          ---------------          ---------------          ---------------          ---------------

      $       729,654          $       467,244          $   193,369,374          $     1,706,945          $    51,830,666
      ===============          ===============          ===============          ===============          ===============


                        See Notes to Financial Statements                Page 83

FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               FIRST TRUST
                                                                                            STOXX(R) EUROPEAN
                                                                                             SELECT DIVIDEND
                                                                                                INDEX FUND
                                                                                                  (FDD)
                                                                            -------------------------------------------------
                                                                               Six Months Ended
                                                                                  3/31/2018                  Year Ended
                                                                                 (Unaudited)                 9/30/2017
                                                                            ----------------------     ----------------------
OPERATIONS:
Net investment income (loss)..............................................      $    5,826,739             $   12,496,889
Net realized gain (loss)..................................................           9,984,607                 (9,556,662)
Net change in unrealized appreciation (depreciation)......................          (2,534,258)                56,620,547
                                                                                --------------             --------------
Net increase (decrease) in net assets resulting
   from operations........................................................          13,277,088                 59,560,774
                                                                                --------------             --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.....................................................          (4,013,038)               (12,541,609)
                                                                                --------------             --------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.................................................          30,526,925                329,934,695
Cost of shares redeemed...................................................         (15,894,319)               (12,917,222)
                                                                                --------------             --------------
Net increase (decrease) in net assets resulting
   from shareholder transactions..........................................          14,632,606                317,017,473
                                                                                --------------             --------------
Total increase (decrease) in net assets...................................          23,896,656                364,036,638

NET ASSETS:
Beginning of period.......................................................         529,526,741                165,490,103
                                                                                --------------             --------------
End of period.............................................................      $  553,423,397             $  529,526,741
                                                                                ==============             ==============
Accumulated net investment income (loss)
   at end of period.......................................................      $    2,297,077             $      483,376
                                                                                ==============             ==============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...................................          38,903,334                 14,003,334
Shares sold...............................................................           2,200,000                 26,000,000
Shares redeemed...........................................................          (1,150,000)                (1,100,000)
                                                                                --------------             --------------
Shares outstanding, end of period.........................................          39,953,334                 38,903,334
                                                                                ==============             ==============


Page 84                 See Notes to Financial Statements

              FIRST TRUST                                FIRST TRUST
            FTSE EPRA/NAREIT                              DOW JONES                                FIRST TRUST
     DEVELOPED MARKETS REAL ESTATE                 GLOBAL SELECT DIVIDEND                      GLOBAL WIND ENERGY
               INDEX FUND                                INDEX FUND                                    ETF
                 (FFR)                                      (FGD)                                     (FAN)
----------------------------------------   ---------------------------------------   ---------------------------------------
 Six Months Ended                           Six Months Ended                          Six Months Ended
    3/31/2018             Year Ended           3/31/2018            Year Ended           3/31/2018            Year Ended
   (Unaudited)            9/30/2017           (Unaudited)           9/30/2017           (Unaudited)           9/30/2017
------------------    ------------------   ------------------   ------------------   ------------------   ------------------

 $        948,231      $      1,484,066     $      8,359,338     $     17,251,679     $        741,246     $      2,392,743
        1,139,411             4,188,825            5,357,064          (10,025,224)           6,581,991           (1,895,898)
       (2,508,468)           (5,828,016)          (9,527,594)          45,568,289           (6,044,242)           3,453,323
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

         (420,826)             (155,125)           4,188,808           52,794,744            1,278,995            3,950,168
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------


       (1,109,207)           (2,038,758)          (7,130,201)         (16,896,832)            (257,400)          (5,861,912)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------


               --             2,148,061           46,860,859           96,718,906            9,933,971           25,969,586
       (6,551,406)          (19,830,022)         (13,045,073)          (5,798,222)         (24,796,804)         (10,686,531)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

       (6,551,406)          (17,681,961)          33,815,786           90,920,684          (14,862,833)          15,283,055
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
       (8,081,439)          (19,875,844)          30,874,393          126,818,596          (13,841,238)          13,371,311


       51,699,988            71,575,832          470,886,656          344,068,060          100,467,221           87,095,910
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
 $     43,618,549      $     51,699,988     $    501,761,049     $    470,886,656     $     86,625,983     $    100,467,221
 ================      ================     ================     ================     ================     ================

 $       (379,478)     $       (218,502)    $      2,943,879     $      1,714,742     $       (846,600)    $     (1,330,446)
 ================      ================     ================     ================     ================     ================

        1,150,002             1,550,002           18,300,002           14,650,002            7,650,002            6,550,002
               --                50,000            1,800,000            3,900,000              750,000            2,000,000
         (150,000)             (450,000)            (500,000)            (250,000)          (1,900,000)            (900,000)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
        1,000,002             1,150,002           19,600,002           18,300,002            6,500,002            7,650,002
 ================      ================     ================     ================     ================     ================


                        See Notes to Financial Statements                Page 85

FIRST TRUST EXCHANGE-TRADED FUND II

                                                                                               FIRST TRUST
                                                                                            GLOBAL ENGINEERING
                                                                                             AND CONSTRUCTION
                                                                                                   ETF
                                                                                                  (FLM)
                                                                            -------------------------------------------------
                                                                               Six Months Ended
                                                                                  3/31/2018                  Year Ended
                                                                                 (Unaudited)                 9/30/2017
                                                                            ----------------------     ----------------------
OPERATIONS:
Net investment income (loss)..............................................      $       85,022             $      187,475
Net realized gain (loss)..................................................              75,548                   (231,704)
Net change in unrealized appreciation (depreciation)......................            (293,704)                 2,711,316
                                                                                --------------             --------------
Net increase (decrease) in net assets resulting
   from operations........................................................            (133,134)                 2,667,087
                                                                                --------------             --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.....................................................            (119,911)                  (188,882)
                                                                                --------------             --------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.................................................           3,107,530                         --
Cost of shares redeemed...................................................                  --                         --
                                                                                --------------             --------------
Net increase (decrease) in net assets resulting
   from shareholder transactions..........................................           3,107,530                         --
                                                                                --------------             --------------
Total increase (decrease) in net assets...................................           2,854,485                  2,478,205

NET ASSETS:
Beginning of period.......................................................          17,065,981                 14,587,776
                                                                                --------------             --------------
End of period.............................................................      $   19,920,466             $   17,065,981
                                                                                ==============             ==============
Accumulated net investment income (loss)
   at end of period.......................................................      $      (17,297)            $       17,592
                                                                                ==============             ==============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...................................             300,002                    300,002
Shares sold...............................................................              50,000                         --
Shares redeemed...........................................................                  --                         --
                                                                                --------------             --------------
Shares outstanding, end of period.........................................             350,002                    300,002
                                                                                ==============             ==============


Page 86                 See Notes to Financial Statements


              FIRST TRUST                                FIRST TRUST
        NASDAQ(R) CLEAN EDGE(R)                         INDXX GLOBAL                               FIRST TRUST
       SMART GRID INFRASTRUCTURE                      NATURAL RESOURCES                           INDXX GLOBAL
               INDEX FUND                                INCOME ETF                              AGRICULTURE ETF
                 (GRID)                                    (FTRI)                                    (FTAG)
----------------------------------------   ---------------------------------------   ---------------------------------------
 Six Months Ended                           Six Months Ended                          Six Months Ended
    3/31/2018             Year Ended           3/31/2018            Year Ended           3/31/2018            Year Ended
   (Unaudited)            9/30/2017           (Unaudited)           9/30/2017           (Unaudited)           9/30/2017
------------------    ------------------   ------------------   ------------------   ------------------   ------------------

 $         81,008      $        294,415     $        155,906     $        340,706     $         17,070     $        106,868
        1,935,346             1,708,918              120,257              516,077              358,327              178,502
       (1,658,287)            3,069,138              280,351              623,992             (444,920)           1,083,745
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

          358,067             5,072,471              556,514            1,480,775              (69,523)           1,369,115
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------


          (98,215)             (281,786)            (131,810)            (342,401)             (17,347)            (105,711)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------


        7,534,576            14,616,905                   --                   --                   --            2,460,039
       (2,544,072)           (6,172,180)            (608,643)          (2,888,270)          (1,367,672)                  --
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

        4,990,504             8,444,725             (608,643)          (2,888,270)          (1,367,672)           2,460,039
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
        5,250,356            13,235,410             (183,939)          (1,749,896)          (1,454,542)           3,723,443


       26,950,667            13,715,257            8,913,450           10,663,346            7,816,490            4,093,047
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
 $     32,201,023      $     26,950,667     $      8,729,511     $      8,913,450     $      6,361,948     $      7,816,490
 ================      ================     ================     ================     ================     ================

 $         17,575      $         34,782     $         39,631     $         15,535     $          5,913     $          6,190
 ================      ================     ================     ================     ================     ================

          550,002               350,002              750,002            1,000,002              289,928              189,928
          150,000               350,000                   --                   --                   --              100,000
          (50,000)             (150,000)             (50,000)            (250,000)             (50,000)                  --
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
          650,002               550,002              700,002              750,002              239,928              289,928
 ================      ================     ================     ================     ================     ================


                        See Notes to Financial Statements                Page 87

FIRST TRUST EXCHANGE-TRADED FUND II

                                                                                               FIRST TRUST
                                                                                                  BICK
                                                                                               INDEX FUND
                                                                                                 (BICK)
                                                                            -------------------------------------------------
                                                                               Six Months Ended
                                                                                  3/31/2018                  Year Ended
                                                                                 (Unaudited)                 9/30/2017
                                                                            ----------------------     ----------------------
OPERATIONS:
Net investment income (loss)..............................................      $    1,107,891             $    1,458,713
Net realized gain (loss)..................................................           3,690,639                  5,621,591
Net change in unrealized appreciation (depreciation)......................          10,156,719                 16,538,217
                                                                                --------------             --------------
Net increase (decrease) in net assets resulting
   from operations........................................................          14,955,249                 23,618,521
                                                                                --------------             --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.....................................................            (942,460)                (1,503,661)
                                                                                --------------             --------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.................................................          32,187,156                194,792,215
Cost of shares redeemed...................................................                  --                (22,073,679)
                                                                                --------------             --------------
Net increase (decrease) in net assets resulting
   from shareholder transactions..........................................          32,187,156                172,718,536
                                                                                --------------             --------------
Total increase (decrease) in net assets...................................          46,199,945                194,833,396

NET ASSETS:
Beginning of period.......................................................         202,862,634                  8,029,238
                                                                                --------------             --------------
End of period.............................................................      $  249,062,579             $  202,862,634
                                                                                ==============             ==============
Accumulated net investment income (loss)
   at end of period.......................................................      $      117,895             $      (47,536)
                                                                                ==============             ==============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...................................           7,050,002                    350,002
Shares sold...............................................................           1,050,000                  7,450,000
Shares redeemed...........................................................                  --                   (750,000)
                                                                                --------------             --------------
Shares outstanding, end of period.........................................           8,100,002                  7,050,002
                                                                                ==============             ==============


Page 88                 See Notes to Financial Statements

              FIRST TRUST                                FIRST TRUST
                 NASDAQ                                    NASDAQ                                  FIRST TRUST
               SMARTPHONE                                GLOBAL AUTO                             CLOUD COMPUTING
               INDEX FUND                                INDEX FUND                                    ETF
                 (FONE)                                    (CARZ)                                    (SKYY)
----------------------------------------   ---------------------------------------   ---------------------------------------
 Six Months Ended                           Six Months Ended                          Six Months Ended
    3/31/2018             Year Ended           3/31/2018            Year Ended           3/31/2018            Year Ended
   (Unaudited)            9/30/2017           (Unaudited)           9/30/2017           (Unaudited)           9/30/2017
------------------    ------------------   ------------------   ------------------   ------------------   ------------------

 $         25,835      $        134,367     $        145,367     $        442,314     $      1,456,841     $      2,647,892
        2,955,578               230,978              (30,277)            (321,052)         119,746,975           64,945,736
       (2,251,759)            2,308,284              352,154            4,030,851           72,165,558           92,334,305
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

          729,654             2,673,629              467,244            4,152,113          193,369,374          159,927,933
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------


         (156,961)             (150,566)            (133,700)            (471,232)          (1,638,105)          (2,930,650)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------


        5,513,036             4,836,616            2,087,863            5,435,250          327,301,005          536,313,716
       (8,021,770)                   --                   --          (12,709,492)        (278,752,465)        (192,023,068)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

       (2,508,734)            4,836,616            2,087,863           (7,274,242)          48,548,540          344,290,648
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
       (1,936,041)            7,359,679            2,421,407           (3,593,361)         240,279,809          501,287,931


       17,683,471            10,323,792           18,112,083           21,705,444        1,088,929,790          587,641,859
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
 $     15,747,430      $     17,683,471     $     20,533,490     $     18,112,083     $  1,329,209,599     $  1,088,929,790
 ================      ================     ================     ================     ================     ================

 $       (131,049)     $             77     $         54,050     $         42,383     $       (181,264)    $             --
 ================      ================     ================     ================     ================     ================

          350,002               250,002              450,002              650,002           26,000,002           17,200,002
          100,000               100,000               50,000              150,000            7,100,000           14,100,000
         (150,000)                   --                   --             (350,000)          (5,650,000)          (5,300,000)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
          300,002               350,002              500,002              450,002           27,450,002           26,000,002
 ================      ================     ================     ================     ================     ================


                        See Notes to Financial Statements                Page 89

FIRST TRUST EXCHANGE-TRADED FUND II

                                                                                               FIRST TRUST
                                                                                              INTERNATIONAL
                                                                                                 IPO ETF
                                                                                                 (FPXI)
                                                                            -------------------------------------------------
                                                                               Six Months Ended
                                                                                  3/31/2018                  Year Ended
                                                                                 (Unaudited)                 9/30/2017
                                                                            ----------------------     ----------------------
OPERATIONS:
Net investment income (loss)..............................................      $       42,807             $       97,788
Net realized gain (loss)..................................................            (151,435)                    (6,246)
Net change in unrealized appreciation (depreciation)......................           1,815,573                  1,309,471
                                                                                --------------             --------------
Net increase (decrease) in net assets resulting
   from operations........................................................           1,706,945                  1,401,013
                                                                                --------------             --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.....................................................             (86,320)                   (69,131)
                                                                                --------------             --------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.................................................           3,772,260                 19,674,902
Cost of shares redeemed...................................................          (1,750,779)                (1,324,851)
                                                                                --------------             --------------
Net increase (decrease) in net assets resulting
   from shareholder transactions..........................................           2,021,481                 18,350,051
                                                                                --------------             --------------
Total increase (decrease) in net assets...................................           3,642,106                 19,681,933

NET ASSETS:
Beginning of period.......................................................          22,429,470                  2,747,537
                                                                                --------------             --------------
End of period.............................................................      $   26,071,576             $   22,429,470
                                                                                ==============             ==============
Accumulated net investment income (loss)
   at end of period.......................................................      $       (8,617)            $       34,896
                                                                                ==============             ==============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...................................             650,002                    100,002
Shares sold...............................................................             100,000                    600,000
Shares redeemed...........................................................             (50,000)                   (50,000)
                                                                                --------------             --------------
Shares outstanding, end of period.........................................             700,002                    650,002
                                                                                ==============             ==============


Page 90                 See Notes to Financial Statements

              FIRST TRUST
                 NASDAQ
           CYBERSECURITY ETF
                 (CIBR)
----------------------------------------
 Six Months Ended
     3/31/2018            Year Ended
    (Unaudited)           9/30/2017
------------------    ------------------

 $         41,815      $        267,773
        3,936,585             1,240,231
       47,852,266            16,093,789
 ----------------      ----------------

       51,830,666            17,601,793
 ----------------      ----------------


         (180,765)             (362,720)
 ----------------      ----------------


      104,363,261           213,854,386
      (11,628,732)          (20,333,389)
 ----------------      ----------------

       92,734,529           193,520,997
 ----------------      ----------------
      144,384,430           210,760,070


      313,574,881           102,814,811
 ----------------      ----------------
 $    457,959,311      $    313,574,881
 ================      ================

 $       (189,975)     $        (51,025)
 ================      ================

       14,350,002             5,200,002
        4,450,000            10,150,000
         (500,000)           (1,000,000)
 ----------------      ----------------
       18,300,002            14,350,002
 ================      ================


                        See Notes to Financial Statements                Page 91

FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)

                                           SIX MONTHS
                                             ENDED                               YEAR ENDED SEPTEMBER 30,
                                           3/31/2018     -------------------------------------------------------------------------
                                          (UNAUDITED)        2017           2016           2015           2014           2013
                                         --------------  ------------   -------------  -------------  -------------  -------------
Net asset value, beginning of period       $    13.61     $    11.82      $   11.92      $   13.50      $   12.94      $   11.89
                                           ----------     ----------      ---------      ---------      ---------      ---------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.14           0.42           0.55           0.55           0.58           0.46
Net realized and unrealized gain (loss)          0.20           1.79          (0.10)         (1.59)          0.57           1.06
                                           ----------     ----------      ---------      ---------      ---------      ---------
Total from investment operations                 0.34           2.21           0.45          (1.04)          1.15           1.52
                                           ----------     ----------      ---------      ---------      ---------      ---------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           (0.10)         (0.42)         (0.55)         (0.54)         (0.59)         (0.47)
                                           ----------     ----------      ---------      ---------      ---------      ---------
Net asset value, end of period             $    13.85     $    13.61      $   11.82      $   11.92      $   13.50      $   12.94
                                           ==========     ==========      =========      =========      =========      =========
TOTAL RETURN (a)                                 2.50%         18.93%          3.88%         (7.90)%         8.68%         13.29%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $  554,423     $  529,527      $ 165,490      $ 165,751      $ 167,480      $  58,292

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                    0.57% (b)      0.60%          0.60%          0.60%          0.64%          0.90%
Ratio of net expenses to average
   net assets                                    0.57% (b)      0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                            2.11% (b)      3.96%          4.63%          4.45%          4.90%          5.09%
Portfolio turnover rate (c)                        28%            21%            34%            33%            32%            32%

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

                                           SIX MONTHS
                                             ENDED                               YEAR ENDED SEPTEMBER 30,
                                           3/31/2018     -------------------------------------------------------------------------
                                          (UNAUDITED)        2017           2016           2015           2014           2013
                                         --------------  ------------   -------------  -------------  -------------  -------------
Net asset value, beginning of period       $    44.96     $    46.18      $   41.00      $   41.09      $   39.87      $   37.87
                                           ----------     ----------      ---------      ---------      ---------      ---------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.78           0.89           0.90           1.15           1.05           0.95
Net realized and unrealized gain (loss)         (1.15)         (0.65)          5.20           0.11           1.27           2.80
                                           ----------     ----------      ---------      ---------      ---------      ---------
Total from investment operations                (0.37)          0.24           6.10           1.26           2.32           3.75
                                           ----------     ----------      ---------      ---------      ---------      ---------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           (0.97)         (1.46)         (0.92)         (1.35)         (1.10)         (1.75)
                                           ----------     ----------      ---------      ---------      ---------      ---------
Net asset value, end of period             $    43.62     $    44.96      $   46.18      $   41.00      $   41.09      $   39.87
                                           ==========     ==========      =========      =========      =========      =========
TOTAL RETURN (a)                                (0.90)%         0.67%         14.95%          2.97%          5.86%         10.02%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $   43,619     $   51,700      $  71,576      $  98,394      $ 108,887      $  99,664

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                    0.81% (b)      0.70%          0.72%          0.71%          0.71%          0.68%
Ratio of net expenses to average
   net assets                                    0.60% (b)      0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                            3.85% (b)      2.40%          2.53%          2.76%          2.45%          2.42%
Portfolio turnover rate (c)                         3%             6%             6%            10%            12%            13%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 92                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

                                           SIX MONTHS
                                             ENDED                               YEAR ENDED SEPTEMBER 30,
                                           3/31/2018     -------------------------------------------------------------------------
                                          (UNAUDITED)        2017           2016           2015           2014           2013
                                         --------------  ------------   -------------  -------------  -------------  -------------
Net asset value, beginning of period       $    25.73     $    23.49      $   21.62      $   26.64      $   25.62      $   23.57
                                           ----------     ----------      ---------      ---------      ---------      ---------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.43           1.03           1.07           1.21           1.21           1.18
Net realized and unrealized gain (loss)         (0.19)          2.23           1.82          (4.97)          1.02           2.10
                                           ----------     ----------      ---------      ---------      ---------      ---------
Total from investment operations                 0.24           3.26           2.89          (3.76)          2.23           3.28
                                           ----------     ----------      ---------      ---------      ---------      ---------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           (0.37)         (1.02)         (1.02)         (1.26)         (1.21)         (1.23)
                                           ----------     ----------      ---------      ---------      ---------      ---------
Net asset value, end of period             $    25.60     $    25.73      $   23.49      $   21.62      $   26.64      $   25.62
                                           ==========     ==========      =========      =========      =========      =========
TOTAL RETURN (a)                                 0.92%         14.14%         13.68%        (14.51)%         8.56%         14.39%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $  501,761     $  470,887      $ 344,068      $ 407,445      $ 562,192      $ 358,618

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                    0.58% (b)      0.58%          0.58%          0.60%          0.60%          0.61%
Ratio of net expenses to average
   net assets                                    0.58% (b)      0.58%          0.58%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                            3.37% (b)      4.43%          4.63%          4.71%          4.56%          5.19%
Portfolio turnover rate (c)                        29%            35%            43%            34%            33%            20%

FIRST TRUST GLOBAL WIND ENERGY ETF (FAN)

                                           SIX MONTHS
                                             ENDED                               YEAR ENDED SEPTEMBER 30,
                                           3/31/2018     -------------------------------------------------------------------------
                                          (UNAUDITED)        2017           2016           2015           2014           2013
                                         --------------  ------------   -------------  -------------  -------------  -------------
Net asset value, beginning of period       $    13.13     $    13.30      $   10.38      $   11.57      $   10.43      $    6.73
                                           ----------     ----------      ---------      ---------      ---------      ---------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.08           0.41           0.20           0.31           0.14           0.08
Net realized and unrealized gain (loss)          0.16           0.32           2.93          (1.15)          1.14           3.71
                                           ----------     ----------      ---------      ---------      ---------      ---------
Total from investment operations                 0.24           0.73           3.13          (0.84)          1.28           3.79
                                           ----------     ----------      ---------      ---------      ---------      ---------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           (0.04)         (0.90)         (0.21)         (0.35)         (0.14)         (0.09)
                                           ----------     ----------      ---------      ---------      ---------      ---------
Net asset value, end of period             $    13.33     $    13.13      $   13.30      $   10.38      $   11.57      $   10.43
                                           ==========     ==========      =========      =========      =========      =========
TOTAL RETURN (a)                                 1.82%          6.21%         30.42%         (7.37)%        12.17%         56.63%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $   86,626     $  100,467      $  87,096      $  39,959      $  86,745      $  64,142

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                    0.66% (b)      0.71%          0.74%          0.75%          0.70%          0.84%
Ratio of net expenses to average
   net assets                                    0.60% (b)      0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                            1.54% (b)      2.88%          1.80%          2.75%          1.23%          0.91%
Portfolio turnover rate (c)                        13%            78%            26%            25%            24%            19%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 93

FIRST TRUST EXCHANGE-TRADED FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST GLOBAL ENGINEERING AND CONSTRUCTION ETF (FLM)

                                           SIX MONTHS
                                             ENDED                               YEAR ENDED SEPTEMBER 30,
                                           3/31/2018     -------------------------------------------------------------------------
                                          (UNAUDITED)        2017           2016           2015           2014           2013
                                         --------------  ------------   -------------  -------------  -------------  -------------
Net asset value, beginning of period       $    56.89     $    48.63      $   44.17      $   48.12      $   47.92      $   39.09
                                           ----------     ----------      ---------      ---------      ---------      ---------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.29           0.62           0.96           0.60           0.62           0.85
Net realized and unrealized gain (loss)          0.14           8.27           4.46          (4.02)          0.42           8.83
                                           ----------     ----------      ---------      ---------      ---------      ---------
Total from investment operations                 0.43           8.89           5.42          (3.42)          1.04           9.68
                                           ----------     ----------      ---------      ---------      ---------      ---------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           (0.40)         (0.63)         (0.96)         (0.53)         (0.84)         (0.85)
                                           ----------     ----------      ---------      ---------      ---------      ---------
Net asset value, end of period             $    56.92     $    56.89      $   48.63      $   44.17      $   48.12      $   47.92
                                           ==========     ==========      =========      =========      =========      =========
TOTAL RETURN (a)                                 0.71%         18.39%         12.40%         (7.19)%         2.06%         25.04%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $   19,920     $   17,066      $  14,588      $  15,460      $  16,841      $  16,773

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                    0.84% (b)      0.92%          1.03%          0.99%          0.87%          0.89%
Ratio of net expenses to average
   net assets                                    0.70% (b)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss) to
   average net assets                            0.92% (b)      1.20%          2.01%          1.21%          1.30%          1.77%
Portfolio turnover rate (c)                         6%            20%            28%            46%            41%            24%

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)

                                           SIX MONTHS
                                             ENDED                               YEAR ENDED SEPTEMBER 30,
                                           3/31/2018     -------------------------------------------------------------------------
                                          (UNAUDITED)        2017           2016           2015           2014           2013
                                         --------------  ------------   -------------  -------------  -------------  -------------
Net asset value, beginning of period       $    49.00     $    39.19      $   31.52      $   35.38      $   33.83      $   28.95
                                           ----------     ----------      ---------      ---------      ---------      ---------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.11           0.57           0.42           0.38           0.51           0.48
Net realized and unrealized gain (loss)          0.58           9.82           7.65          (3.88)          1.61           4.82
                                           ----------     ----------      ---------      ---------      ---------      ---------
Total from investment operations                 0.69          10.39           8.07          (3.50)          2.12           5.30
                                           ----------     ----------      ---------      ---------      ---------      ---------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           (0.15)         (0.58)         (0.40)         (0.36)         (0.57)         (0.42)
                                           ----------     ----------      ---------      ---------      ---------      ---------
Net asset value, end of period             $    49.54     $    49.00      $   39.19      $   31.52      $   35.38      $   33.83
                                           ==========     ==========      =========      =========      =========      =========
TOTAL RETURN (a)                                 1.41%         26.73%         25.77%         (9.97)%         6.19%         18.44%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $   32,201     $   26,951      $  13,715      $  11,034      $  14,152      $  11,841

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                    0.72% (b)      0.84%          1.07%          0.99%          0.98%          1.11%
Ratio of net expenses to average
   net assets                                    0.70% (b)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss) to
   average net assets                            0.52% (b)      1.44%          1.27%          1.02%          1.45%          1.38%
Portfolio turnover rate (c)                        37%            32%            37%            18%            35%            44%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 94                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI)

                                           SIX MONTHS
                                             ENDED                               YEAR ENDED SEPTEMBER 30,
                                           3/31/2018     -------------------------------------------------------------------------
                                          (UNAUDITED)        2017           2016           2015           2014           2013
                                         --------------  ------------   -------------  -------------  -------------  -------------
Net asset value, beginning of period       $    11.88     $    10.66      $   10.99      $   21.19      $   22.16      $   28.57
                                           ----------     ----------      ---------      ---------      ---------      ---------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.22           0.41           0.33           0.23           0.41           0.61
Net realized and unrealized gain (loss)          0.56           1.22          (0.32)        (10.23)         (0.92)         (6.37)
                                           ----------     ----------      ---------      ---------      ---------      ---------
Total from investment operations                 0.78           1.63           0.01         (10.00)         (0.51)         (5.76)
                                           ----------     ----------      ---------      ---------      ---------      ---------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           (0.19)         (0.41)         (0.34)         (0.20)         (0.41)         (0.65)
Return of capital                                  --             --             --             --          (0.05)            --
                                           ----------     ----------      ---------      ---------      ---------      ---------
Total distributions                             (0.19)         (0.41)         (0.34)         (0.20)         (0.46)         (0.65)
                                           ----------     ----------      ---------      ---------      ---------      ---------
Net asset value, end of period             $    12.47     $    11.88      $   10.66      $   10.99      $   21.19      $   22.16
                                           ==========     ==========      =========      =========      =========      =========
TOTAL RETURN (a)                                 6.56%         15.47%          0.20%        (47.50)%        (2.38)%       (20.27)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $    8,730     $    8,913      $  10,663      $  12,643      $  26,486      $  33,246

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                    0.70% (b)      0.70%          0.70%          0.70%          0.71% (c)      0.70%
Ratio of net expenses to average
   net assets                                    0.70% (b)      0.70%          0.70%          0.70%          0.71% (c)      0.70%
Ratio of net investment income (loss) to
   average net assets                            3.52% (b)      3.39%          3.00%          1.27%          1.74%          2.34%
Portfolio turnover rate (d)                        11%            61%           179% (e)        40%            28%            46%

FIRST TRUST INDXX GLOBAL AGRICULTURE ETF (FTAG)

                                           SIX MONTHS
                                             ENDED                               YEAR ENDED SEPTEMBER 30,
                                           3/31/2018     -------------------------------------------------------------------------
                                          (UNAUDITED)        2017           2016         2015 (g)       2014 (g)       2013 (g)
                                         --------------  ------------   -------------  -------------  -------------  -------------
Net asset value, beginning of period       $    26.96     $    21.55      $   26.90      $   56.20      $   64.35      $   71.60
                                           ----------     ----------      ---------      ---------      ---------      ---------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.08           0.39           0.20           0.60           0.45           0.25
Net realized and unrealized gain (loss)         (0.45)          5.41          (5.46)        (28.95)         (7.15)         (7.35)
                                           ----------     ----------      ---------      ---------      ---------      ---------
Total from investment operations                (0.37)          5.80          (5.26)        (28.35)         (6.70)         (7.10)
                                           ----------     ----------      ---------      ---------      ---------      ---------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           (0.07)         (0.39)         (0.09)         (0.95)         (1.45)         (0.15)
                                           ----------     ----------      ---------      ---------      ---------      ---------
Net asset value, end of period             $    26.52     $    26.96      $   21.55      $   26.90      $   56.20      $   64.35
                                           ==========     ==========      =========      =========      =========      =========
TOTAL RETURN (a)                                (1.37)%        27.09%        (18.92)%       (51.20)%       (10.64)%        (9.84)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $    6,362     $    7,816      $   4,093      $   5,380      $  10,677      $  11,586

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                    0.70% (b)      0.70%          0.72% (f)      0.70%          0.72% (c)      0.70%
Ratio of net expenses to average
   net assets                                    0.70% (b)      0.70%          0.72% (f)      0.70%          0.72% (c)      0.70%
Ratio of net investment income (loss) to
   average net assets                            0.50% (b)      1.80%          1.74%          1.17%          0.46%          0.38%
Portfolio turnover rate (d)                         5%            38%           137% (e)        40%            43%            46%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c) Includes excise tax. If this excise tax expense was not included, the expense ratio would have been 0.70%.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(e) The variation in the portfolio turnover rate is due to the change in the Fund's underlying index effective on the close of business December 18, 2015, which resulted in a complete rebalance of the Fund's portfolio.

(f) Includes foreign capital gains tax. If this tax expense was not included, the expense ratio would have been 0.70%.

(g) All per share amounts and net asset values have been adjusted to reflect the impact of the 1-for-5 reverse share split on May 2, 2016. The net asset values reported on September 30, 2015, 2014 and 2013 prior to the reverse share split restatement were $5.38, $11.24 and $12.87, respectively.


                        See Notes to Financial Statements                Page 95

FIRST TRUST EXCHANGE-TRADED FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST BICK INDEX FUND (BICK)

                                           SIX MONTHS
                                             ENDED                               YEAR ENDED SEPTEMBER 30,
                                           3/31/2018     -------------------------------------------------------------------------
                                          (UNAUDITED)        2017           2016           2015           2014           2013
                                         --------------  ------------   -------------  -------------  -------------  -------------
Net asset value, beginning of period       $    28.77     $    22.94      $   18.76      $   25.12      $   23.65      $   23.91
                                           ----------     ----------      ---------      ---------      ---------      ---------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.14           0.33           0.28           0.32           0.35           0.41
Net realized and unrealized gain (loss)          1.96           5.85           4.19          (6.34)          1.53          (0.26)
                                           ----------     ----------      ---------      ---------      ---------      ---------
Total from investment operations                 2.10           6.18           4.47          (6.02)          1.88           0.15
                                           ----------     ----------      ---------      ---------      ---------      ---------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           (0.12)         (0.35)         (0.29)         (0.34)         (0.41)         (0.41)
                                           ----------     ----------      ---------      ---------      ---------      ---------
Net asset value, end of period             $    30.75     $    28.77      $   22.94      $   18.76      $   25.12      $   23.65
                                           ==========     ==========      =========      =========      =========      =========
TOTAL RETURN (a)                                 7.31%         27.14%         23.99%        (24.15)%         7.92%          0.69%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $  249,063     $  202,863      $   8,029      $   7,503      $  17,581      $  18,922

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                    0.64% (b)      0.64%          0.64%          0.64%          0.64%          0.64%
Ratio of net expenses to average
   net assets                                    0.64% (b)      0.64%          0.64%          0.64%          0.64%          0.64%
Ratio of net investment income (loss) to
   average net assets                            0.96% (b)      2.15%          1.37%          1.17%          1.35%          1.39%
Portfolio turnover rate (c)                        28%            86%            59%            70%           126%            56%

FIRST TRUST NASDAQ SMARTPHONE INDEX FUND (FONE)

                                           SIX MONTHS
                                             ENDED                               YEAR ENDED SEPTEMBER 30,
                                           3/31/2018     -------------------------------------------------------------------------
                                          (UNAUDITED)        2017           2016           2015           2014           2013
                                         --------------  ------------   -------------  -------------  -------------  -------------
Net asset value, beginning of period       $    50.52     $    41.29      $   34.93      $   36.86      $   32.10      $   23.11
                                           ----------     ----------      ---------      ---------      ---------      ---------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.09           0.44           0.47           0.36           0.43           0.35
Net realized and unrealized gain (loss)          2.40           9.29           6.34          (1.95)          4.75           8.98
                                           ----------     ----------      ---------      ---------      ---------      ---------
Total from investment operations                 2.49           9.73           6.81          (1.59)          5.18           9.33
                                           ----------     ----------      ---------      ---------      ---------      ---------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           (0.52)         (0.50)         (0.45)         (0.34)         (0.42)         (0.34)
                                           ----------     ----------      ---------      ---------      ---------      ---------
Net asset value, end of period             $    52.49     $    50.52      $   41.29      $   34.93      $   36.86      $   32.10
                                           ==========     ==========      =========      =========      =========      =========
TOTAL RETURN (a)                                 4.94%         23.68%         19.60%         (4.35)%        16.16%         40.61%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $   15,747     $   17,683      $  10,324      $  10,479      $  11,059      $   9,629

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                    0.70% (b)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net expenses to average
   net assets                                    0.70% (b)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss) to
   average net assets                            0.31% (b)      1.04%          1.14%          0.93%          1.22%          1.10%
Portfolio turnover rate (c)                        33%            18%            28%            28%            32%            23%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 96                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ)

                                           SIX MONTHS
                                             ENDED                               YEAR ENDED SEPTEMBER 30,
                                           3/31/2018     -------------------------------------------------------------------------
                                          (UNAUDITED)        2017           2016           2015           2014           2013
                                         --------------  ------------   -------------  -------------  -------------  -------------
Net asset value, beginning of period       $    40.25     $    33.39      $   33.46      $   37.93      $   38.75      $   24.52
                                           ----------     ----------      ---------      ---------      ---------      ---------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.28           0.87           0.80           0.64           0.51           0.29
Net realized and unrealized gain (loss)          0.81           6.87          (0.09)         (4.50)         (0.84)         14.23
                                           ----------     ----------      ---------      ---------      ---------      ---------
Total from investment operations                 1.09           7.74           0.71          (3.86)         (0.33)         14.52
                                           ----------     ----------      ---------      ---------      ---------      ---------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           (0.27)         (0.88)         (0.78)         (0.61)         (0.49)         (0.29)
                                           ----------     ----------      ---------      ---------      ---------      ---------
Net asset value, end of period             $    41.07     $    40.25      $   33.39      $   33.46      $   37.93      $   38.75
                                           ==========     ==========      =========      =========      =========      =========
TOTAL RETURN (a)                                 2.69%         23.46%          2.24%        (10.38)%        (0.92)%        59.44%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $   20,533     $   18,112      $  21,705      $  31,791      $  64,481      $  46,504

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                    0.70% (b)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net expenses to average
   net assets                                    0.70% (b)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss) to
   average net assets                            1.39% (b)      2.20%          2.16%          1.34%          1.35%          1.20%
Portfolio turnover rate (c)                         7%            17%            17%            18%            20%            33%

FIRST TRUST CLOUD COMPUTING ETF (SKYY)

                                           SIX MONTHS
                                             ENDED                               YEAR ENDED SEPTEMBER 30,
                                           3/31/2018     -------------------------------------------------------------------------
                                          (UNAUDITED)        2017           2016           2015           2014           2013
                                         --------------  ------------   -------------  -------------  -------------  -------------
Net asset value, beginning of period       $    41.88     $    34.17      $   28.08      $   27.34      $   24.60      $   19.87
                                           ----------     ----------      ---------      ---------      ---------      ---------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.05           0.13           0.15           0.09           0.02           0.01
Net realized and unrealized gain (loss)          6.55           7.72           6.09           0.74           2.74           4.72
                                           ----------     ----------      ---------      ---------      ---------      ---------
Total from investment operations                 6.60           7.85           6.24           0.83           2.76           4.73
                                           ----------     ----------      ---------      ---------      ---------      ---------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           (0.06)         (0.14)         (0.15)         (0.09)         (0.02)         (0.00)(d)
                                           ----------     ----------      ---------      ---------      ---------      ---------
Net asset value, end of period             $    48.42     $    41.88      $   34.17      $   28.08      $   27.34      $   24.60
                                           ==========     ==========      =========      =========      =========      =========
TOTAL RETURN (a)                                15.76%         23.00%         22.30%          3.04%         11.20%         23.82%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $1,329,210     $1,088,930      $ 587,642      $ 470,291      $ 341,751      $ 122,976

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                    0.60% (b)      0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net expenses to average
   net assets                                    0.60% (b)      0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                            0.22% (b)      0.34%          0.49%          0.31%          0.10%          0.05%
Portfolio turnover rate (c)                         3%            14%            23%            25%            12%            22%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(d)   Amount represents less than $0.01 per share.


                        See Notes to Financial Statements                Page 97

FIRST TRUST EXCHANGE-TRADED FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST INTERNATIONAL IPO ETF (FPXI)

                                           SIX MONTHS
                                             ENDED         YEAR ENDED SEPTEMBER 30,
                                           3/31/2018     ----------------------------  PERIOD ENDED
                                          (UNAUDITED)        2017           2016       9/30/2015 (a)
                                         --------------  ------------   -------------  -------------
Net asset value, beginning of period       $    34.51     $    27.47      $   25.24      $   30.00
                                           ----------     ----------      ---------      ---------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.08           0.22           0.51           0.37
Net realized and unrealized gain (loss)          2.80           7.07           2.14          (4.76)
                                           ----------     ----------      ---------      ---------
Total from investment operations                 2.88           7.29           2.65          (4.39)
                                           ----------     ----------      ---------      ---------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           (0.14)         (0.25)         (0.42)         (0.37)
                                           ----------     ----------      ---------      ---------
Net asset value, end of period             $    37.25     $    34.51      $   27.47      $   25.24
                                           ==========     ==========      =========      =========
TOTAL RETURN (b)                                 8.34%         26.71%         10.62%        (14.74)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $   26,072     $   22,429      $   2,748      $   1,262

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                    0.70% (c)      0.70%          0.71% (d)      0.70% (c)
Ratio of net expenses to average
   net assets                                    0.70% (c)      0.70%          0.71% (d)      0.70% (c)
Ratio of net investment income (loss) to
   average net assets                            0.37% (c)      1.62%          2.25%          1.01% (c)
Portfolio turnover rate (e)                        30%            58%            75%            98%

FIRST TRUST NASDAQ CYBERSECURITY ETF (CIBR)

                                           SIX MONTHS
                                             ENDED         YEAR ENDED SEPTEMBER 30,
                                           3/31/2018     ----------------------------  PERIOD ENDED
                                          (UNAUDITED)        2017           2016       9/30/2015 (a)
                                         --------------  ------------   -------------  -------------
Net asset value, beginning of period       $    21.85     $    19.77      $   17.15      $   20.00
                                           ----------     ----------      ---------      ---------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.00 (f)       0.03           0.23          (0.01)
Net realized and unrealized gain (loss)          3.19           2.09           2.62          (2.84)
                                           ----------     ----------      ---------      ---------
Total from investment operations                 3.19           2.12           2.85          (2.85)
                                           ----------     ----------      ---------      ---------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           (0.01)         (0.04)         (0.23)            --
                                           ----------     ----------      ---------      ---------
Net asset value, end of period             $    25.03     $    21.85      $   19.77      $   17.15
                                           ==========     ==========      =========      =========
TOTAL RETURN (b)                                14.60%         10.73%         16.83%        (14.25)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $  457,959     $  313,575      $ 102,815      $  79,753

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                    0.60% (c)      0.60%          0.60%          0.60% (c)
Ratio of net expenses to average
   net assets                                    0.60% (c)      0.60%          0.60%          0.60% (c)
Ratio of net investment income (loss) to
   average net assets                            0.02% (c)      0.13%          1.37%         (0.30)% (c)
Portfolio turnover rate (e)                        25%            67%            49%             7%

(a) Inception dates for FPXI and CIBR are November 4, 2014 and July 6, 2015, respectively, which are consistent with the respective Fund's commencement of investment operations and are the dates the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Includes excise tax. If this excise tax expense was not included, the expense ratio would have been 0.70%.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(f)   Amount represents less than $0.01 per share.


Page 98                 See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2018 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund II (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on July 6, 2006, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of fourteen funds as follows, including the exchange on which they are listed and traded:

    First Trust STOXX(R) European Select Dividend Index Fund - (NYSE Arca, Inc.
       ("NYSE Arca") ticker "FDD")
    First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund -
       (NYSE Arca ticker "FFR")
    First Trust Dow Jones Global Select Dividend Index Fund - (NYSE Arca ticker
       "FGD")
    First Trust Global Wind Energy ETF - (NYSE Arca ticker "FAN")
    First Trust Global Engineering and Construction ETF - (NYSE Arca ticker
       "FLM")
    First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund -
       (The Nasdaq Stock Market LLC ("Nasdaq") ticker "GRID")
    First Trust Indxx Global Natural Resources Income ETF - (Nasdaq ticker
       "FTRI")
    First Trust Indxx Global Agriculture ETF - (Nasdaq ticker "FTAG")
    First Trust BICK Index Fund - (Nasdaq ticker "BICK")
    First Trust Nasdaq Smartphone Index Fund - (Nasdaq ticker "FONE")
    First Trust NASDAQ Global Auto Index Fund - (Nasdaq ticker "CARZ")
    First Trust Cloud Computing ETF - (Nasdaq ticker "SKYY")
    First Trust International IPO ETF - (Nasdaq ticker "FPXI")
    First Trust Nasdaq Cybersecurity ETF - (Nasdaq ticker "CIBR")

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Each Fund's Creation Units are generally issued and redeemed in-kind for securities in which the Fund invests, and in certain circumstances, for cash, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Except when aggregated in Creation Units, each Fund's shares are not redeemable securities. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:

FUND                                                                            INDEX
First Trust STOXX(R) European Select Dividend Index Fund                        STOXX(R) Europe Select Dividend 30 Index
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund           FTSE EPRA/NAREIT Developed Index
First Trust Dow Jones Global Select Dividend Index Fund                         Dow Jones Global Select Dividend Index(SM)
First Trust Global Wind Energy ETF                                              ISE Clean Edge Global Wind Energy(TM) Index
First Trust Global Engineering and Construction ETF                             ISE Global Engineering and Construction(TM) Index
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure                   NASDAQ OMX(R) Clean Edge(R) Smart Grid
   Index Fund                                                                      Infrastructure Index(SM)
First Trust Indxx Global Natural Resources Income ETF                           Indxx Global Natural Resources Income Index
First Trust Indxx Global Agriculture ETF                                        Indxx Global Agriculture Index
First Trust BICK Index Fund                                                     ISE BICK(TM) Index
First Trust Nasdaq Smartphone Index Fund                                        Nasdaq CTA Smartphone Index(SM)
First Trust NASDAQ Global Auto Index Fund                                       NASDAQ OMX Global Auto Index(SM)
First Trust Cloud Computing ETF                                                 ISE Cloud Computing(TM) Index
First Trust International IPO ETF                                               IPOX International Index
First Trust Nasdaq Cybersecurity ETF                                            Nasdaq CTA Cybersecurity Index(SM)

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2018 (UNAUDITED)

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund's NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2018 (UNAUDITED)

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund's ability to track the index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of March 31, 2018, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund's understanding of the applicable country's tax rules and rates.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES

Offsetting Assets and Liabilities require entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund's financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

This disclosure, if applicable, is included within each Fund's Portfolio of Investments under the heading "Offsetting Assets and Liabilities." For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements ("MNAs") or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

D. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2018 (UNAUDITED)

"Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments" on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in "Net realized gain (loss) on foreign currency transactions" on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in "Net realized gain (loss) on investments" on the Statements of Operations.

E. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At March 31, 2018, only FAN, FLM, GRID, FTRI, FONE, CARZ and SKYY had securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

F. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund's portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund is less than the repurchase price and the Fund's costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended March 31, 2018, were received as collateral for lending securities.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2018 (UNAUDITED)

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal year ended September 30, 2017 was as follows:

                                                                                 Distributions    Distributions   Distributions
                                                                                   paid from        paid from       paid from
                                                                                    Ordinary         Capital        Return of
                                                                                     Income           Gains          Capital
                                                                                ----------------  --------------  --------------
First Trust STOXX(R) European Select Dividend Index Fund                        $     12,541,609  $           --  $           --
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                  2,038,758              --              --
First Trust Dow Jones Global Select Dividend Index Fund                               16,896,832              --              --
First Trust Global Wind Energy ETF                                                     5,861,912              --              --
First Trust Global Engineering and Construction ETF                                      188,882              --              --
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                 281,786              --              --
First Trust Indxx Global Natural Resources Income ETF                                    342,401              --              --
First Trust Indxx Global Agriculture ETF                                                 105,711              --              --
First Trust BICK Index Fund                                                            1,503,661              --              --
First Trust Nasdaq Smartphone Index Fund                                                 150,566              --              --
First Trust NASDAQ Global Auto Index Fund                                                471,232              --              --
First Trust Cloud Computing ETF                                                        2,930,650              --              --
First Trust International IPO ETF                                                         69,131              --              --
First Trust Nasdaq Cybersecurity ETF                                                     362,720              --              --

As of September 30, 2017, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                                                   Accumulated         Net
                                                                                 Undistributed     Capital and      Unrealized
                                                                                    Ordinary          Other        Appreciation
                                                                                     Income        Gain (Loss)    (Depreciation)
                                                                                ----------------  --------------  --------------
First Trust STOXX(R) European Select Dividend Index Fund                        $        483,376  $  (22,148,268) $   32,593,844
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                    425,330      (1,330,180)      3,973,817
First Trust Dow Jones Global Select Dividend Index Fund                                1,714,742     (61,706,863)     18,076,726
First Trust Global Wind Energy ETF                                                      (295,676)    (66,686,371)      5,422,595
First Trust Global Engineering and Construction ETF                                      101,461      (6,994,315)      3,101,798
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                  34,782      (3,811,831)      4,672,981
First Trust Indxx Global Natural Resources Income ETF                                     15,535     (61,792,156)        816,963
First Trust Indxx Global Agriculture ETF                                                   6,190     (19,503,619)      1,124,058
First Trust BICK Index Fund                                                                   --     (12,433,133)     15,955,567
First Trust Nasdaq Smartphone Index Fund                                                 101,627        (939,231)      4,237,787
First Trust NASDAQ Global Auto Index Fund                                                 47,563      (2,544,276)       (229,008)
First Trust Cloud Computing ETF                                                               --      (5,730,894)    166,791,854
First Trust International IPO ETF                                                         79,343        (432,942)      1,480,016
First Trust Nasdaq Cybersecurity ETF                                                     (27,923)     (5,335,908)     15,583,497

H. INCOME AND OTHER TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2018 (UNAUDITED)

Certain countries assess a capital gains tax on securities sold in their local markets. This tax is accrued as the securities in these foreign markets appreciate in value and is paid at the time of sale to the extent a capital gain is realized. Taxes accrued on securities in an unrealized appreciation position are included in "Net change in unrealized appreciation (depreciation)" on the Statements of Operations. The capital gains tax paid on securities sold is included in "Net realized gain (loss) on foreign capital gains tax" on the Statements of Operations.

India's Finance Bill, 2018 ("Finance Bill, 2018") was enacted into law on March 29, 2018 and amongst other provisions, it introduces a long-term capital gains tax beginning April 1, 2018. Long-term capital gains on the sale of listed shares in excess of INR 0.1 million will be taxed at the rate of 10% (plus applicable surcharge and cess (which is a type of tax)) subject to satisfaction of certain conditions. Long-term capital gains accruing as of January 31, 2018 will be considered exempt due to a grandfather clause in the provision. In the case of the sale of listed shares held by a Fund for one year or less, the income would be classified as short-term capital gains and would be taxable at 15% (plus applicable surcharge and cess) provided the shares are sold on the stock exchange and subjected to securities transaction tax ("STT"). The Finance Bill, 2018 increases the cess imposed on the sum of tax and surcharge from 3% to 4%. The cess 4% rate is applied to the capital gains tax, resulting in a higher effective rate of capital gains tax. Where the sale of shares is outside the stock exchange and not subject to STT, the long-term capital gains would be taxed at 10% (plus applicable surcharge and cess) and short-term capital gains would be taxed at 30% (plus applicable surcharge and cess). The Finance Bill, 2018, approves the carry forward of long-term capital losses to be offset against long-term capital gains. Short-term losses and long-term losses can be netted against short-term gains and long-term gains, respectively.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2014, 2015, 2016 and 2017 remain open to federal and state audit. As of March 31, 2018, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses arising in taxable years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At September 30, 2017, the Funds had pre-enactment and post-enactment net capital losses for federal income tax purposes as shown in the following table. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

                                                                       Capital Loss  Capital Loss                      Total
                                                                        Available      Available        Post          Capital
                                                                         through        through      Enactment -       Loss
                                                                        9/30/2018      9/30/2019    No Expiration    Available
                                                                       ------------  -------------  -------------  -------------
First Trust STOXX(R) European Select Dividend Index Fund               $  4,853,444  $     161,155  $  17,133,669  $  22,148,268
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate
   Index Fund                                                               744,825          1,838        583,517      1,330,180
First Trust Dow Jones Global Select Dividend Index Fund                   1,274,694        323,583     60,108,586     61,706,863
First Trust Global Wind Energy ETF                                        8,357,650      9,549,964     48,778,757     66,686,371
First Trust Global Engineering and Construction ETF                              --        615,538      6,378,777      6,994,315
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure
   Index Fund                                                               928,889             --      2,882,942      3,811,831
First Trust Indxx Global Natural Resources Income ETF                        74,393             --     61,717,763     61,792,156
First Trust Indxx Global Agriculture ETF                                    344,523             --     19,159,096     19,503,619
First Trust BICK Index Fund                                                      --             --     12,433,133     12,433,133
First Trust Nasdaq Smartphone Index Fund                                         --             --        939,231        939,231
First Trust NASDAQ Global Auto Index Fund                                        --             --      2,544,276      2,544,276
First Trust Cloud Computing ETF                                                  --             --      5,730,894      5,730,894
First Trust International IPO ETF                                                --             --        432,942        432,942
First Trust Nasdaq Cybersecurity ETF                                             --             --      5,335,908      5,335,908

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2018 (UNAUDITED)

During the taxable year ended September 30, 2017, the following Funds utilized capital loss carryforwards in the following amounts:

                                                                                    Capital Loss
                                                                                Carryforward Utilized
                                                                                ---------------------
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                $  120,513
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                124,083
First Trust Indxx Global Natural Resources Income ETF                                   318,258
First Trust Indxx Global Agriculture ETF                                                192,205
First Trust BICK Index Fund                                                             240,234
First Trust Nasdaq Smartphone Index Fund                                                225,346
First Trust Cloud Computing ETF                                                       5,372,277
First Trust Nasdaq Cybersecurity ETF                                                  1,191,974

Certain losses realized during the current fiscal year may be deferred and treated as occurring the first day on the following fiscal year for federal income tax purposes. For the fiscal year ended September 30, 2017, the following Funds incurred and elected to defer late year ordinary or capital losses in the following amounts:

                                                                              Qualified Late Year Losses
                                                                              --------------------------
                                                                         Ordinary Losses       Capital Losses
                                                                         ---------------       --------------
First Trust Global Wind Energy ETF                                         $  295,676            $    --
First Trust Nasdaq Cybersecurity ETF                                           27,923                 --

I. EXPENSES

Expenses that are directly related to one of the Funds are charged directly to the respective Fund, except for First Trust Indxx Global Natural Resources Income ETF, First Trust Indxx Global Agriculture ETF, First Trust BICK Index Fund, First Trust Nasdaq Smartphone Index Fund, First Trust NASDAQ Global Auto Index Fund, First Trust Cloud Computing ETF, First Trust International IPO ETF, and First Trust Nasdaq Cybersecurity ETF (the "Unitary Fee Funds"), for which expenses other than excluded expenses (discussed in Note 3) are paid by the Advisor. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.

First Trust has entered into licensing agreements with each of the following "Licensors" for the respective Funds:

FUND                                                                            LICENSOR
First Trust STOXX(R) European Select Dividend Index Fund                        STOXX Limited
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund           FTSE International Limited
First Trust Dow Jones Global Select Dividend Index Fund                         Dow Jones & Company, Inc.
First Trust Global Wind Energy ETF                                              International Securities Exchange, LLC
First Trust Global Engineering and Construction ETF                             International Securities Exchange, LLC
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund        Nasdaq, Inc.
First Trust Indxx Global Natural Resources Income ETF                           Indxx, LLC
First Trust Indxx Global Agriculture ETF                                        Indxx, LLC
First Trust BICK Index Fund                                                     International Securities Exchange, LLC
First Trust Nasdaq Smartphone Index Fund                                        Nasdaq, Inc.
First Trust NASDAQ Global Auto Index Fund                                       Nasdaq, Inc.
First Trust Cloud Computing ETF                                                 International Securities Exchange, LLC
First Trust International IPO ETF                                               IPOX(R) Schuster, LLC
First Trust Nasdaq Cybersecurity ETF                                            Nasdaq, Inc.

The respective license agreements allow for the use of each Fund's respective index and of certain trademarks and trade names of the respective Licensors. The Funds are sub-licensees to the applicable license agreements. The Funds, except for the Unitary Fee Funds, are required to pay licensing fees, which are shown on the Statements of Operations. The licensing fees for the Unitary Fee Funds are paid by First Trust from the unitary investment advisory fees it receives from each of these Funds.

J. NEW AND AMENDED FINANCIAL REPORTING RULES AND FORMS

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. In part, the new and amended rules and forms amend Regulation S-X and require standardized, enhanced disclosures about derivatives in a fund's financial statements, as well as other amendments. The compliance date for the amendments of Regulation S-X was August 1, 2017, which resulted in no change to the financial statements. The

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2018 (UNAUDITED)

new form types and other rule amendments will be effective for the First Trust funds, including the Funds, for reporting periods beginning on and after June 1, 2018. Management is evaluating the new form types and other rule amendments that are effective on and after June 1, 2018 to determine the impact to the Funds.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

For the following Unitary Fee Funds, First Trust is paid an annual unitary management fee at the specified rate of such Fund's average daily net assets and is responsible for the expenses of such Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services, and excluding distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, brokerage expense, acquired fund fees and expenses, taxes, interest, and extraordinary expenses.

                                                              % of Daily
                                                              Net Assets
                                                             -------------
First Trust Indxx Global Natural Resources Income ETF            0.70%
First Trust Indxx Global Agriculture ETF                         0.70%
First Trust BICK Index Fund                                      0.64%
First Trust Nasdaq Smartphone Index Fund                         0.70%
First Trust NASDAQ Global Auto Index Fund                        0.70%
First Trust Cloud Computing ETF                                  0.60%
First Trust International IPO ETF                                0.70%
First Trust Nasdaq Cybersecurity ETF                             0.60%

For the First Trust STOXX(R) European Select Dividend Index Fund, First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund, First Trust Dow Jones Global Select Dividend Index Fund, First Trust Global Wind Energy ETF, First Trust Global Engineering and Construction ETF and First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund (such Funds, the "Expense Cap Funds"), First Trust is paid an annual management fee of 0.40% of such Fund's average daily net assets. For the Expense Cap Funds, the Trust and First Trust have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement ("Recovery Agreement") in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each such Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed the following amount as a percentage of average daily net assets per year (the "Expense Cap") at least through January 31, 2019.

                                                                                         Expense Cap
                                                                                        -------------
First Trust STOXX(R) European Select Dividend Index Fund                                    0.60%
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                       0.60%
First Trust Dow Jones Global Select Dividend Index Fund                                     0.60%
First Trust Global Wind Energy ETF                                                          0.60%
First Trust Global Engineering and Construction ETF                                         0.70%
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                    0.70%

Expenses reimbursed and fees waived by First Trust under the Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Fund if it results in the Fund exceeding an expense ratio equal to the Expense Cap in place at the time the expenses were reimbursed or fees waived by First Trust. These amounts would be included in "Expenses previously waived or reimbursed" on the Statements of Operations.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2018 (UNAUDITED)

The advisory fee waivers and expense reimbursements for the six months ended March 31, 2018 and the fees waived or expenses borne by First Trust subject to recovery from the applicable Fund for the periods indicated were as follows:

                                                                            Fees Waived or Expenses Borne by First Trust
                                                                                        Subject to Recovery
                                                                      --------------------------------------------------------
                                               Advisory    Expense    Six Months     Year        Year     Six Months
                                                 Fee        Reim-       Ended        Ended      Ended       Ended
                                               Waivers    bursements  9/30/2015    9/30/2016  9/30/2017   3/31/2018    Total
                                              ----------  ----------  ----------  ----------  ----------  ----------  --------
First Trust FTSE EPRA/NAREIT
   Developed Markets Real Estate
   Index Fund                                 $   50,709  $       --  $   65,427  $  102,416  $   60,987  $   50,709  $279,539
First Trust Global Wind Energy ETF                31,045          --      30,396      74,347      93,898      31,045   229,686
First Trust Global Engineering and
   Construction ETF                               13,414          --      18,471      47,282      33,893      13,414   113,060
First Trust NASDAQ(R) Clean Edge(R)
   Smart Grid Infrastructure Index Fund            3,534          --      19,082      42,554      28,627       3,534    93,797

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2018, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                                                   Purchases           Sales
                                                                                ----------------  ---------------
First Trust STOXX(R) European Select Dividend Index Fund                        $    152,031,955  $   152,646,771
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                  1,618,578        1,751,042
First Trust Dow Jones Global Select Dividend Index Fund                              140,797,692      140,872,957
First Trust Global Wind Energy ETF                                                    13,355,133       12,108,105
First Trust Global Engineering and Construction ETF                                    1,302,496        1,113,043
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund              11,505,507       11,414,217
First Trust Indxx Global Natural Resources Income ETF                                  1,011,984        1,067,566
First Trust Indxx Global Agriculture ETF                                                 367,232          524,191
First Trust BICK Index Fund                                                           83,699,022       65,548,383
First Trust Nasdaq Smartphone Index Fund                                               5,449,570        5,923,201
First Trust NASDAQ Global Auto Index Fund                                              1,710,999        1,360,020
First Trust Cloud Computing ETF                                                       43,887,730       44,017,719
First Trust International IPO ETF                                                      7,315,884        6,867,107
First Trust Nasdaq Cybersecurity ETF                                                  96,767,215       95,746,083

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2018 (UNAUDITED)

For the six months ended March 31, 2018, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                                                   Purchases           Sales
                                                                                ----------------  ---------------
First Trust STOXX(R) European Select Dividend Index Fund                        $     30,383,664  $    15,784,905
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                         --        6,580,364
First Trust Dow Jones Global Select Dividend Index Fund                               45,701,942       12,945,668
First Trust Global Wind Energy ETF                                                     9,000,890       23,339,977
First Trust Global Engineering and Construction ETF                                    2,829,987               --
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund               7,472,292        2,526,247
First Trust Indxx Global Natural Resources Income ETF                                         --          549,471
First Trust Indxx Global Agriculture ETF                                                      --        1,216,150
First Trust BICK Index Fund                                                           13,457,052               --
First Trust Nasdaq Smartphone Index Fund                                               4,645,515        6,812,463
First Trust NASDAQ Global Auto Index Fund                                              1,689,248               --
First Trust Cloud Computing ETF                                                      327,027,646      278,816,591
First Trust International IPO ETF                                                      2,913,830        1,409,752
First Trust Nasdaq Cybersecurity ETF                                                 103,133,431       11,627,838


                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of a Fund, an Authorized Participant must deposit (i) a designated portfolio of equity securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a creation fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease as each Fund's portfolio is adjusted to conform to changes in the composition of its corresponding index. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease as each Fund's portfolio is adjusted to conform to changes in the composition of its corresponding index. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request a cash redemption in lieu of securities; however, each Fund may, in its discretion, reject any such request.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2018 (UNAUDITED)

The standard Creation Transaction Fees and the Redemption Transaction Fees are as follows:

                                                                                    Creation         Redemption
                                                                                   Transaction       Transaction
                                                                                      Fees            Fees
                                                                                ----------------  ---------------
First Trust STOXX(R) European Select Dividend Index Fund                        $            500  $           500
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                      4,500            4,500
First Trust Dow Jones Global Select Dividend Index Fund                                    2,000            2,000
First Trust Global Wind Energy ETF                                                         1,000            1,000
First Trust Global Engineering and Construction ETF                                        1,500            1,500
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                     500              500
First Trust Indxx Global Natural Resources Income ETF                                      2,500            2,500
First Trust Indxx Global Agriculture ETF                                                   2,000            2,000
First Trust BICK Index Fund                                                                2,500            2,500
First Trust Nasdaq Smartphone Index Fund                                                   1,000            1,000
First Trust NASDAQ Global Auto Index Fund                                                  1,000            1,000
First Trust Cloud Computing ETF                                                              500              500
First Trust International IPO ETF                                                          1,000            1,000
First Trust Nasdaq Cybersecurity ETF                                                         500              500


                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before January 31, 2019.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2018 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Funds' website located at www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of each Fund's portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Funds' website located at www.ftportfolios.com; (3) on the SEC's website at www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE(S), RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUNDS, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED FUND II.

The following summarizes some of the risks that should be considered for the Funds.

AGRICULTURE COMPANIES RISK. Certain of the Funds invest in agriculture companies. Companies involved in the agriculture business and farming-related activities may be affected by certain legislative or regulatory developments related to food safety, the environment, taxes and other governmental policies. Companies involved in the agriculture business and farming-related activities may face the risk of liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices. An increased competitive landscape, caused by increased availability of food and other agricultural commodities, economic recession or labor difficulties, may lead to a decrease in demand for the products and services provided by companies involved in agriculture and farming-related activities.

ASIA RISK. Certain of the Funds invest in securities issued by companies operating in Asia, and are therefore subject to certain risks associated specifically with Asia. For example, some of the currencies of these countries have experienced devaluations relative to the U.S. dollar, and adjustments have been made periodically in certain of such currencies. Certain countries face serious exchange constraints. Jurisdictional disputes also exist, for example, between South Korea and North Korea. The Tokyo stock market, as measured by the Tokyo Stock Price Index, has been volatile. Declines in the Tokyo stock market have made the country's banks and financial institutions vulnerable. Furthermore, the natural disasters that have impacted Japan and the ongoing recovery efforts have had a negative affect on Japan's economy, and may continue to do so.

AUTHORIZED PARTICIPANT CONCENTRATION RISK. Only an authorized participant (as defined in the "Creations, Redemptions and Transaction Fees" Note to Financial Statements) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to a Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to a Fund's net asset value and possibly face delisting.

AUTOMOTIVE INDUSTRY RISK. Certain of the Funds invest in companies in the automotive industry. The automotive industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. The industry can be significantly affected by labor relations and fluctuating component prices. While most of the major automotive manufacturers are large companies, certain others may be non-diversified in both product line and customer base and may be more vulnerable to certain events that may negatively impact the automotive industry.

BRAZIL RISK. Certain of the Funds invest in common stock and depositary receipts of companies that are domiciled in Brazil. A holder of depositary receipts may risk losing the ability to remit foreign currency abroad and certain Brazilian tax advantages if the depositary receipts are exchanged for the underlying shares. Brazil has experienced economic instability resulting from, among other things, periods of very high inflation, persistent structural public sector deficits and significant devaluations of its currency leading also to a high degree of price volatility in both the Brazilian equity and foreign currency markets. Brazilian companies may also be adversely affected by high interest and unemployment rates, and are particularly sensitive to fluctuations in commodity prices.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2018 (UNAUDITED)

CHINA AND HONG KONG RISK. Certain of the Funds invest in H shares, depositary receipts and U.S.-listed common stock of companies that are domiciled in China, including Hong Kong. Some Chinese companies are listed on both the Hong Kong Stock Exchange with H shares and the Shanghai Stock Exchange with A shares. Price differentials between H shares and A shares of the same company may be significant. Also, price fluctuations of A shares are limited to either 5% or 10% per trading day, while no such limitations exist for H shares. Investing in securities of companies in China involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. Furthermore, China's economy is dependent on the economies of other Asian countries and can be significantly affected by currency fluctuations and increasing competition from Asia's other emerging economies.

CLOUD COMPUTING COMPANIES RISK. Certain of the Funds invest in cloud computing companies. Cloud computing companies include companies that provide remote computation, software, data access and storage services. The risks related to investing in such companies include: disruption in service caused by hardware or software failure; interruptions or delays in service by third-party data center hosting facilities and maintenance providers; security breaches involving certain private, sensitive, proprietary and confidential information managed and transmitted by cloud computing companies; privacy concerns and laws; evolving Internet regulation and other foreign or domestic regulations that may limit or otherwise affect the operations of such companies. Also, the business models employed by the companies in the cloud computing industry may not prove to be successful.

CONSUMER DISCRETIONARY COMPANIES RISK. Certain of the Funds invest in consumer discretionary companies. Consumer discretionary companies provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

CURRENCY RISK. Each Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of a Fund's investments and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in a Fund may change quickly and without warning and you may lose money.

CYBERSECURITY COMPANIES RISK. Certain of the Funds invest in cybersecurity companies. Cybersecurity companies are companies that provide products and services intended to protect the integrity of data and network operations for private and public networks, computers and mobile devices. Like other types of technology and industrials companies, cybersecurity companies are generally subject to the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards and frequent new product introductions. These companies may also be smaller and less experienced companies, with limited product lines, markets, qualified personnel or financial resources.

CYBERSECURITY RISK. As the use of Internet technology has become more prevalent in the course of business, the Funds have become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to a Fund's digital information systems through "hacking" or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of a Fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which a Fund invests, can also subject a Fund to many of the same risks associated with direct cyber security breaches. The Funds have established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Funds do not directly control the cyber security systems of issuers or third-party service providers.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.


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                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2018 (UNAUDITED)

DIVIDEND RISK. Certain of the Funds hold securities that pay dividends. There is no guarantee that the issuers of a Fund's portfolio securities will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

ENERGY COMPANIES RISK. Certain of the Funds invest in energy companies. Energy companies include integrated oil companies that are involved in the exploration, production and refining process, gas distributors and pipeline-related companies and other energy companies involved with mining, producing and delivering energy-related services and drilling. General problems of energy companies include: volatile fluctuations in price and supply of energy fuels; international politics; terrorist attacks; reduced demand; the success of exploration projects; clean-up and litigation costs relating to oil spills and environmental damage; and tax and other regulatory policies of various governments. Natural disasters such as hurricanes in the Gulf of Mexico also impact the petroleum industry. Oil production and refining companies are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials. In addition, oil prices are generally subject to extreme volatility.

ENGINEERING AND CONSTRUCTION COMPANIES RISK. Certain of the Funds invest in engineering and construction companies. Risks associated with investing in engineering and construction companies include: the general state of the economy; demand for their specific products or services; changes in government spending; zoning laws; interest rates; declines in real estate values; environmental damage and product liability claims. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

EQUITY SECURITIES RISK. Because each Fund invests in equity securities, the value of each Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

EUROPE RISK. Certain of the Funds invest in European companies. Investments in a single region, even though representing a number of different countries within the region, may be affected by common economic forces and other factors. A Fund is subject to greater risks of adverse events which occur in the European region and may experience greater volatility than a fund that is more broadly diversified geographically. Political or economic disruptions in European countries, even in countries in which a Fund is not invested, may adversely affect security values and thus a Fund's holdings. A significant number of countries in Europe are member states in the European Union (the "EU"), and the member states no longer control their own monetary policies by directing independent interest rates for their currencies. In these member states, the authority to direct monetary policies, including money supply and official interest rates for the Euro, is exercised by the European Central Bank.

FINANCIAL COMPANIES RISK. Certain of the Funds invest in financial companies. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

FLUCTUATION OF NET ASSET VALUE RISK. The net asset value of shares of a Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for shares on the Exchange. The Funds' investment advisor cannot predict whether shares will trade below, at or above their net asset value because the shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed either in-kind or for cash in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Funds' investment advisor believes that large discounts or premiums to the net asset value of shares should not be sustained.

FRANCE RISK. Certain of the Funds invest in companies in France. Investment in securities of French companies involve additional risks including, legal, regulatory, political, currency, security, and economic risks specific to France. The French economy is dependent to a significant extent on the economies of certain key trading partners, including Germany and other Western European countries. Reduction in spending on French products and services, or changes in any of the economies may cause an adverse impact on the French economy. In addition, France may be subject to acts of terrorism. The French economy is dependent on exports from the agricultural sector. Leading agricultural exports include dairy products, meat, wine, fruit and vegetables, and fish. As a result, the French economy is susceptible to fluctuations in demand for agricultural products. Additionally, the French economy is susceptible to other risks relating to its membership in the EU, such as the recent sovereign debt crisis.


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                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2018 (UNAUDITED)

GERMANY RISK. Certain of the Funds invest in securities of German companies and are subject to certain risks, including, but not limited to: significant demographic challenges to sustained long-term growth; low fertility rates and declining net immigration putting pressure on the country's social welfare system; and the costly and time-consuming modernization and integration of the eastern German economy.

GLOBAL NATURAL RESOURCES RISK. Certain of the Funds invest in the global natural resources sector. Global natural resources risk is the risk that the Fund will be sensitive to, and its performance will be affected by, the overall condition of the natural resources sector. The natural resources sector can be significantly affected by events relating to U.S. and foreign political and economic developments and environmental and other government regulations, as well as additional factors including, but not limited to: commodity price volatility; technological developments; and natural or manmade disasters. Declines in the demand for, or prices of, natural resources generally would be expected to contribute to declines in the value of a Fund's portfolio securities. Such declines may occur quickly and without warning and may negatively impact the value of a Fund.

INDEX CONSTITUENT RISK. Each Fund may be a constituent of one or more indices. As a result, each Fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a Fund, the size of a Fund and the market volatility of a Fund. Inclusion in an index could significantly increase demand for a Fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a Fund's net asset value could be negatively impacted and a Fund's market price may be significantly below a Fund's net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, a Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of a Fund can be negatively affected.

INDIA RISK. Certain of the Funds invest in depositary receipts of companies that are domiciled in India. Investment restrictions in India may limit the ability to convert the equity shares into depositary receipts and vice versa. These restrictions may cause the equity shares of the underlying issuer to trade at a premium or discount to the market price of the depositary receipt. Investing in securities of Indian companies involves additional risks, including, but not limited to: greater price volatility; substantially less liquidity and significantly smaller market capitalization of securities markets; more substantial governmental involvement in the economy; higher rates of inflation; and greater political, economic and social uncertainty. Government controls have been reduced on imports and foreign investment and privatization of domestic output has proceeded slowly. The rapid economic growth of the last few years has put heavy stress on India's infrastructural facilities. Furthermore, although the Indian government is well aware of the need for reform and is pushing ahead in this area, businesses still have to deal with an inefficient and sometimes slow-moving bureaucracy.

INDUSTRIALS COMPANIES RISK. Certain of the Funds invest in industrials companies. Industrials companies convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industrials companies are involved in electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of industrials companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

INFORMATION TECHNOLOGY COMPANIES RISK. Certain of the Funds invest in information technology companies. Information technology companies are generally subject to the following risks: rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

INTEREST RATE RISK. Certain of the Funds invest in real estate companies and real estate investment trusts ("REITS"). Increases in interest rates typically lower the present value of a REIT's future earnings stream, and may make financing property purchases and improvements more costly. Because the market price of REIT stocks may change based upon investors' collective perceptions of future earnings, the value of the Fund will generally decline when investors anticipate or experience rising interest rates.

INTERNET COMPANIES RISK. Certain of the Funds invest in internet companies. Internet companies are subject to rapid changes in technology, worldwide competition, rapid obsolescence of products and services, loss of patent protections, cyclical market patterns, evolving industry standards, frequent new product introductions and the considerable risk of owning small capitalization companies that have recently begun operations.

IPO RISK. Certain of the Funds invest in companies that have recently conducted an initial public offering ("IPO"). The stocks of such companies are often subject to extreme price volatility and speculative trading. These stocks may have exhibited above- average price appreciation in connection with the IPO prior to inclusion in the index. The price of stocks included in the index may not continue to appreciate and the performance of these stocks may not replicate the performance exhibited in the past.


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                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2018 (UNAUDITED)

JAPAN RISK. Certain of the Funds invest in companies in Japan. Because Japan's economy and equity market share a strong correlation with the U.S. markets, the Japanese economy may be affected by economic problems in the U.S. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan's economy may also be affected by economic, political or social instability in those countries. Despite a strengthening in the economic relationship between Japan and China, the countries' political relationship has at times been strained in recent years. Should political tension increase, it could adversely affect the economy and destabilize the region as a whole. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy. Japanese securities may also be subject to lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges than in the United States. Furthermore, the natural disasters that have impacted Japan and the ongoing recovery efforts have had a negative effect on Japan's economy, and may continue to do so.

LIQUIDITY RISK. Whether or not the equity securities in certain of the Funds are listed on a securities exchange, the principal trading market for certain of the equity securities in a Fund may be in the over-the-counter market. As a result, the existence of a liquid trading market for the equity securities may depend on whether dealers will make a market in the equity securities. There can be no assurance that a market will be made for any of the equity securities, that any market for the equity securities will be maintained or that there will be sufficient liquidity of the equity securities in any markets made. The price at which the equity securities are held in a Fund will be adversely affected if trading markets for the equity securities are limited or absent.

MARKET MAKER RISK. If a Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between a Fund's net asset value and the price at which a Fund's shares are trading on the Exchange which could result in a decrease in value of a Fund's shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of a Fund's portfolio securities and a Fund's market price. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.

MARKET RISK. Market risk is the risk that a particular security owned by a Fund or shares of a Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a Fund could decline in value or underperform other investments.

MATERIALS COMPANIES RISK. Certain of the Funds invest in companies in the materials sector. General risks of the materials sector include the general state of the economy, consolidation, domestic and international politics and excess capacity. In addition, basic materials companies may also be significantly affected by volatility of commodity prices, import controls, worldwide competition, liability for environmental damage, depletion of resources and mandated expenditures for safety and pollution control devices.

NON-CORRELATION RISK. A Fund's return may not match the return of its index for a number of reasons. For example, a Fund incurs operating expenses not applicable to the index, and may incur costs in buying and selling securities, especially when rebalancing a Fund's portfolio holdings to reflect changes in the composition of the index. In addition, a Fund's portfolio holdings may not exactly replicate the securities included in the index or the ratios between the securities included in the index.

NON-DIVERSIFICATION RISK. Certain of the Funds are classified as "non-diversified" under the 1940 Act. As a result, each non-diversified Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. Each non-diversified Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, each non-diversified Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

NON-U.S. SECURITIES RISK. Certain of the Funds hold non-U.S. securities that are either directly listed on a U.S. securities exchange or in the form of depositary receipts. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

NON-U.S. SECURITIES AND EMERGING MARKETS RISK. Certain of the Funds invest in emerging markets. Non-U.S. securities risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

REAL ESTATE INVESTMENT RISK. Certain of the Funds invest in companies in the real estate industry, including REITs. Risks associated with investing in real estate, include, but are not limited to: fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition; property taxes; capital expenditures or operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate industry.


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                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2018 (UNAUDITED)

Real estate companies may be adversely impacted by a downturn in the subprime mortgage lending market in the United States. Subprime loans have higher defaults and losses than prime loans. Subprime loans also have higher serious delinquency rates than prime loans. A downturn in the subprime mortgage lending market may have far-reaching consequences into many aspects and geographic regions of the real estate business. Consequently, the value of a Fund may decline in response to such developments.

REIT INVESTMENT RISK. In addition to risks related to investments in real estate generally, investing in REITs involves certain other risks related to their structure and focus, which include, but are not limited to: dependency upon management skills; limited diversification; the risks of locating and managing financing for projects; heavy cash flow dependency; possible default by borrowers; the costs and potential losses of self-liquidation of one or more holdings; the risk of a possible lack of mortgage funds and associated interest rate risks; overbuilding; property vacancies; increases in property taxes and operating expenses; changes in zoning laws; losses due to environmental damages; changes in neighborhood values and appeal to purchasers; the possibility of failing to maintain exemptions from registration under the 1940 Act; and in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility. REITs are also subject to the risk that the real estate market may experience an economic downturn generally, which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities.

REPLICATION MANAGEMENT RISK. Each Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the corresponding index. As a result of this policy, securities held by a Fund will generally not be bought or sold in response to market fluctuations.

SMALL FUND RISK. Certain of the Funds currently have fewer assets than larger funds, and like other smaller funds, large inflows and outflows may impact a Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

SMALLER COMPANIES RISK. Certain of the Funds invest in smaller capitalization companies. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

SMART GRID COMPANIES RISK. Certain of the Funds invest in smart grid companies. Smart grid companies can be negatively affected by high costs of research and development, high capital requirements for implementation, uncertain government regulations and input, limited ability of industrial and utility companies to quickly transform their businesses in order to implement new technologies and uncertainty of the ability of new products to penetrate established industries. Smart grid companies are often reliant upon contracts with government and commercial customers which may expire from time to time. Such companies are also affected by the general business conditions within the industrial, utility, information technology and telecommunications sectors and the overall global economy.

SMARTPHONE COMPANIES RISK. Certain of the Funds invest in smartphone companies. Smartphone companies are characterized by intense competition and new market entrants, which could negatively impact profit margins and overall revenues of the companies involved in the industry. Smartphone companies are generally subject to the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, the loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards, and frequent new product introductions. Smartphone companies are affected by high and continuing costs of research and development due to quickly evolving technologies. Smartphone companies are often reliant upon the relationships with third-parties, which can be unpredictable. Additionally, the smartphone industry is in the early stages of development and can be extremely volatile.

SOUTH KOREA RISK. Certain of the Funds invest in common stock of companies that are domiciled in South Korea. The South Korean economy is dependent on the economies of Asia and the United States as key trading partners. Reduction in spending by these economies on South Korean products and services or negative changes in any of these economies, mainly in China or Southeast Asia, may cause an adverse impact on the South Korean economy. Furthermore, South Korea's economy may be impacted by currency fluctuations and increasing competition from Asia's other emerging economies. Also, the political tensions with North Korea could escalate and lead to further uncertainty in the political and economic climate on the Korean peninsula.

TIMBER COMPANIES RISK. Certain of the Funds invest in timber companies. Timber companies may be affected by numerous factors, including events occurring in nature and international politics. For example, the volume and value of timber that can be harvested from timberlands may be limited by natural disasters and other events such as fire, volcanic eruptions, insect infestation, disease, ice storms, wind storms, flooding, other weather conditions and other causes. In periods of poor logging conditions, timber companies may harvest less timber than expected. Timber companies are subject to many federal, state and local environmental and health and safety laws and regulations. In addition, rising interest rates and general economic conditions may affect the demand for timber products.


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                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2018 (UNAUDITED)

TRADING ISSUES RISK. Although the shares of each Fund are listed for trading on the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange's "circuit breaker" rules. Market makers are under no obligation to make a market in a Fund's shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged. A Fund may have difficulty maintaining its listing on the Exchange in the event a Fund's assets are small or a Fund does not have enough shareholders.

UNITED KINGDOM RISK. Certain of the Funds invest in companies in the United Kingdom. Investments in British issuers may subject a Fund to regulatory, political, currency, security, and economic risk specific to the United Kingdom. The United Kingdom has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the United Kingdom. As a result, the British economy may be impacted by changes to the economic health of the United States and other European countries. On June 23, 2016, the United Kingdom voted via referendum to leave the EU, which immediately led to significant market volatility around the world, as well as political, economic, and legal uncertainty. The United Kingdom formally notified the European Council of its intention to withdraw from the EU on March 29, 2017, and it is expected that the United Kingdom's exit from the EU will take place within two years of that date. However, there is still considerable uncertainty relating to the potential consequences and precise timeframe for the exit, how the negotiations for the withdrawal and new trade agreements will be conducted, and whether the United Kingdom's exit will increase the likelihood of other countries also departing the EU. During this period of uncertainty, the negative impact on not only the United Kingdom and European economies, but the broader global economy, could be significant, potentially resulting in increased volatility and illiquidity and lower economic growth for companies that rely significantly on Europe for their business activities and revenues.

UTILITIES COMPANIES RISK. Certain of the Funds invest in utilities companies. General problems of utilities companies include the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities. All of such issuers have been experiencing certain of these problems in varying degrees.

WATER COMPANIES RISK. Certain of the Funds invest in companies involved in the potable water and wastewater business. These companies are subject to environmental considerations, taxes, government regulation, price and supply fluctuations, competition and conservation.

WIND ENERGY COMPANIES RISK. Certain of the Funds invest in wind energy companies. Wind energy companies can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions. This can be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations. Wind energy companies could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations. In addition, a Fund may include companies affected by industry consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. They may also be significantly affected by overall capital spending levels, economic cycles, delays in modernization, labor relations, government regulations and e-commerce initiatives.


          NOT FDIC INSURED     NOT BANK GUARANTEED     MAY LOSE VALUE


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FIRST TRUST

First Trust Exchange-Traded Fund II


INVESTMENT ADVISOR

First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187


ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT

The Bank of New York Mellon
101 Barclay Street
New York, NY 10286


INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL  60606


LEGAL COUNSEL

Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603


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ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) Not applicable.

(a) (2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a) (3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.


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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          First Trust Exchange-Traded Fund II
            -------------------------------------------------------

By (Signature and Title)                /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: June 8, 2018
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: June 8, 2018
      ------------

By (Signature and Title)                /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: June 8, 2018
      ------------